UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-9082

M Fund, Inc.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900, Portland, Oregon	97209
(Address of principal executive offices)	(Zip code)

Erik Bjorvik, President, M Fund, Inc. M Financial Plaza, 1125 NW Couch Street, Suite 900, Portland, Oregon 97209
(Name and address of agent for service)

with a Copy to: Cynthia Beyea Eversheds Sutherland LLP 700 Sixth Street, N.W. Washington, D.C. 20001-3980
Registrant's telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2023

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), for the period January 1, 2023 through June 30, 2023, is filed herewith.

M FUND, INC.

M International Equity Fund

M Large Cap Growth Fund

M Capital Appreciation Fund

M Large Cap Value Fund

Semi-Annual Report
June 30, 2023

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Shares		Value (Note 1)
	COMMON STOCKS—69.9%
	Australia—4.6%
3,170	29Metals Ltd.†,§	$1,798
13,414	Accent Group Ltd.†,§	15,059
5,596	Adbri Ltd.§	8,958
3,859	AGL Energy Ltd.†,§	27,907
3,578	Allkem Ltd.*,§	38,656
4,977	ALS Ltd.§	37,167
1,335	Altium Ltd.§	33,050
23,001	Alumina Ltd.†,§	21,360
32,068	AMP Ltd.§	24,241
3,305	Ampol Ltd.§	66,290
2,326	Ansell Ltd.§	41,603
12,134	ANZ Group Holdings Ltd.§	192,413
7,582	APA Group§	49,051
3,080	Appen Ltd.†,*,§	4,959
1,186	ARB Corp. Ltd.†,§	22,813
16,116	Ardent Leisure Group Ltd.†,§	4,831
4,070	Aristocrat Leisure Ltd.§	105,391
978	ASX Ltd.§	41,196
5,768	Atlas Arteria Ltd.§	23,934
477	AUB Group Ltd.§	9,398
31,634	Aurizon Holdings Ltd.§	82,849
9,677	Austal Ltd.†,§	15,400
9,144	Australian Agricultural Co. Ltd.*,§	8,933
2,559	Australian Ethical Investment Ltd.†,§	5,725
12,365	Bank of Queensland Ltd.†,§	45,466
5,183	Bapcor Ltd.†,§	20,643
39,961	Beach Energy Ltd.§	36,128
4,696	Bega Cheese Ltd.†,§	8,957
27,039	Bellevue Gold Ltd.†,*,§	23,100
6,079	Bendigo & Adelaide Bank Ltd.†,§	34,982
19,147	BHP Group Ltd.§	571,290
5,804	BHP Group Ltd., ADR†	346,325
12,902	BHP Group Ltd., Class DI§	383,207
234	Blackmores Ltd.§	14,726
7,235	BlueScope Steel Ltd.§	99,814
6,309	Boral Ltd.*,§	17,005
12,064	Boss Energy Ltd.†,*,§	25,107
12,498	Brambles Ltd.§	120,290
18,400	Bravura Solutions Ltd.†,§	5,770
2,677	Breville Group Ltd.†,§	35,863
1,779	Brickworks Ltd.§	31,714
3,952	Capricorn Metals Ltd.*,§	10,757
1,476	carsales.com Ltd.†,§	23,562
8,204	Challenger Ltd.§	35,631
Shares		Value (Note 1)
	Australia (Continued)
5,558	Champion Iron Ltd.†,§	$22,724
5,238	City Chic Collective Ltd.†,*,§	1,325
15,298	Cleanaway Waste Management Ltd.§	26,477
816	Clinuvel Pharmaceuticals Ltd.†,§	9,724
294	Cochlear Ltd.§	44,987
6,045	Codan Ltd.†,§	32,502
9,946	Coles Group Ltd.§	122,242
5,271	Collins Foods Ltd.§	34,771
6,573	Commonwealth Bank of Australia†,§	440,751
4,575	Computershare Ltd.§	71,629
55,582	Cooper Energy Ltd.†,*,§	5,575
34,030	Core Lithium Ltd.*,§	20,618
16,210	Coronado Global Resources, Inc., CDI#,§	16,695
1,547	Corporate Travel Management Ltd.§	18,570
5,529	Costa Group Holdings Ltd.§	10,080
1,552	Credit Corp. Group Ltd.†,§	20,634
786	CSL Ltd.§	145,448
9,383	CSR Ltd.§	32,628
2,536	Data#3 Ltd.†,§	12,206
18,018	De Grey Mining Ltd.†,*,§	16,274
4,714	Deterra Royalties Ltd.§	14,525
1,480	Dicker Data Ltd.†,§	8,104
4,479	Domain Holdings Australia Ltd.†,§	11,433
768	Domino's Pizza Enterprises Ltd.§	23,767
18,120	Downer EDI Ltd.§	49,887
3,054	Eagers Automotive Ltd.†,§	27,652
5,248	Elders Ltd.†,§	23,142
9,982	Emerald Resources NL†,*,§	13,650
9,649	Endeavour Group Ltd.†,§	40,644
614	EQT Holdings Ltd.§	10,604
7,109	Estia Health Ltd.§	14,047
24,998	Evolution Mining Ltd.†,§	54,216
1,597	EVT Ltd.†,§	12,551
13,551	FleetPartners Group Ltd.†,*,§	23,358
1,393	Flight Centre Travel Group Ltd.†,*,§	17,752
17,338	Fortescue Metals Group Ltd.†,§	258,215
20,944	G8 Education Ltd.§	14,545
10,805	Gold Road Resources Ltd.†,§	10,788
7,355	GrainCorp Ltd., Class A†,§	38,549
18,983	Grange Resources Ltd.†,§	6,799
2,140	GUD Holdings Ltd.†,§	12,671
9,346	GWA Group Ltd.†,§	10,901
2,555	Hansen Technologies Ltd.†,§	8,839
13,339	Harvey Norman Holdings Ltd.†,§	31,075

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Australia (Continued)
15,902	Healius Ltd.§	$33,814
9,874	Helia Group Ltd.§	22,809
10,324	Humm Group Ltd.†,§	3,198
2,262	IDP Education Ltd.†,§	33,448
3,805	IGO Ltd.§	38,836
6,363	Iluka Resources Ltd.§	47,462
13,872	Imdex Ltd.§	17,475
28,249	Incitec Pivot Ltd.§	51,886
11,778	Infomedia Ltd.†,§	12,581
5,200	Inghams Group Ltd.§	9,124
16,257	Insignia Financial Ltd.†,§	30,752
10,177	Insurance Australia Group Ltd.§	38,774
7,725	Integral Diagnostics Ltd.§	16,877
1,626	InvoCare Ltd.†,§	13,669
2,867	IPH Ltd.†,§	14,998
3,090	IRESS Ltd.†,§	21,228
2,115	James Hardie Industries PLC, CDI*,§	56,378
1,702	JB Hi-Fi Ltd.†,§	49,769
2,838	Johns Lyng Group Ltd.§	10,114
24,130	Karoon Energy Ltd.*,§	31,912
3,571	Kelsian Group Ltd.†,§	17,378
9,608	Lendlease Corp. Ltd.†,§	49,716
2,224	Lifestyle Communities Ltd.†,§	23,434
10,522	Link Administration Holdings Ltd.†,§	11,786
14,886	Lottery Corp. Ltd.§	51,056
1,516	Lovisa Holdings Ltd.§	19,619
8,824	Lynas Rare Earths Ltd.†,*,§	40,628
668	Macquarie Group Ltd.§	79,602
341	Macquarie Technology Group Ltd.*,§	15,533
3,208	Magellan Financial Group Ltd.§	20,463
1,120	Mayne Pharma Group Ltd.†,*,§	3,284
1,182	McMillan Shakespeare Ltd.§	14,273
16,327	Medibank Pvt Ltd.§	38,422
22,740	Metcash Ltd.§	57,152
1,307	Mineral Resources Ltd.§	62,784
17,383	MMA Offshore Ltd.*,§	13,352
1,365	Monadelphous Group Ltd.†,§	10,717
39,713	Mount Gibson Iron Ltd.†,*,§	11,592
17,488	Myer Holdings Ltd.†,§	6,896
3,817	MyState Ltd.§	8,088
7,649	Nanosonics Ltd.*,§	24,351
22,293	National Australia Bank Ltd.§	393,489
2,783	Netwealth Group Ltd.§	25,863
10,216	New Hope Corp. Ltd.§	33,286
6,467	Newcrest Mining Ltd.§	115,546
Shares		Value (Note 1)
	Australia (Continued)
2,984	NEXTDC Ltd.*,§	$25,168
9,198	nib holdings Ltd.†,§	51,918
932	Nick Scali Ltd.†,§	5,673
13,553	Nickel Industries Ltd.§	8,071
30,345	Nine Entertainment Co. Holdings Ltd.†,§	40,001
5,875	Northern Star Resources Ltd.§	47,694
12,393	NRW Holdings Ltd.§	20,990
10,138	Nufarm Ltd.§	34,643
7,566	OFX Group Ltd.*,§	10,045
5,115	Omni Bridgeway Ltd.*,§	8,930
11,530	oOh!media Ltd.§	9,139
4,231	Orica Ltd.§	41,963
13,491	Origin Energy Ltd.§	75,415
14,629	Orora Ltd.§	32,282
42,639	Paladin Energy Ltd.*,§	20,952
12,923	Perenti Ltd.†,*,§	8,846
2,144	Perpetual Ltd.†,§	37,312
31,929	Perseus Mining Ltd.§	35,458
2,443	PEXA Group Ltd.*,§	22,332
20,826	Pilbara Minerals Ltd.†,§	68,679
1,933	Pinnacle Investment Management Group Ltd.†,§	12,962
16,745	Platinum Asset Management Ltd.†,§	19,420
2,030	Premier Investments Ltd.§	27,585
573	Pro Medicus Ltd.†,§	25,234
1,615	PWR Holdings Ltd.§	9,356
5,039	Qantas Airways Ltd.*,§	20,895
7,535	QBE Insurance Group Ltd.§	79,303
10,685	Qube Holdings Ltd.§	20,379
18,026	Ramelius Resources Ltd.†,§	15,288
1,195	Ramsay Health Care Ltd.§	44,952
355	REA Group Ltd.†,§	34,008
48,904	Red 5 Ltd.†,*,§	6,254
1,390	Reece Ltd.†,§	17,325
19,727	Regis Resources Ltd.†,*,§	24,340
13,366	Reliance Worldwide Corp. Ltd.§	36,769
53,656	Resolute Mining Ltd.†,*,§	14,018
9,216	Ridley Corp. Ltd.§	12,312
2,985	Rio Tinto Ltd.§	229,721
12,006	Sandfire Resources Ltd.*,§	47,600
35,311	Santos Ltd.§	177,850
2,534	SEEK Ltd.§	36,766
3,265	Select Harvests Ltd.†,§	9,045
44,942	Service Stream Ltd.§	24,218

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Australia (Continued)
2,744	Seven Group Holdings Ltd.§	$45,277
62,916	Seven West Media Ltd.*,§	15,770
6,363	Sierra Rutile Holdings Ltd.†,*,§	1,068
22,687	Sigma Healthcare Ltd.§	12,756
30,638	Silver Lake Resources Ltd.†,*,§	19,926
3,115	Sims Ltd.§	32,945
4,280	SmartGroup Corp. Ltd.†,§	22,693
7,231	Solvar Ltd.†,§	7,464
4,450	Sonic Healthcare Ltd.§	105,846
56,811	South32 Ltd.§	143,278
3,457	Southern Cross Media Group Ltd.§	1,995
21,630	St. Barbara Ltd.†,*,§	6,914
22,996	Star Entertainment Group Ltd.†,*,§	17,778
8,257	Steadfast Group Ltd.§	33,093
7,077	Suncorp Group Ltd.§	63,843
4,830	Super Retail Group Ltd.§	36,981
24,332	Superloop Ltd.*,§	9,402
17,571	Syrah Resources Ltd.†,*,§	10,698
50,321	Tabcorp Holdings Ltd.§	37,393
4,562	Technology One Ltd.§	47,856
24,704	Telstra Group Ltd.§	70,904
32,463	Terracom Ltd.†,§	9,168
2,964	TPG Telecom Ltd.†,§	9,646
10,788	Transurban Group§	102,758
5,520	Treasury Wine Estates Ltd.§	41,475
4,434	United Malt Group Ltd.†,*,§	13,010
14,458	Viva Energy Group Ltd.†,#,§	29,129
3,525	Webjet Ltd.†,*,§	16,303
6,135	Wesfarmers Ltd.§	202,317
24,722	West African Resources Ltd.*,§	14,383
11,815	Westgold Resources Ltd.*,§	11,398
15,208	Westpac Banking Corp.§	216,945
14,291	Whitehaven Coal Ltd.§	64,202
679	WiseTech Global Ltd.§	36,376
19,942	Woodside Energy Group Ltd.§	461,647
1,661	Woodside Energy Group Ltd., ADR†	38,519
7,001	Woolworths Group Ltd.§	185,760
2,076	Worley Ltd.§	21,965
487	Xero Ltd.*,§	38,921
3,672	Yancoal Australia Ltd.§	11,262
		10,140,482
	Austria—0.3%
939	ANDRITZ AG§	52,399
829	AT&S Austria Technologie & Systemtechnik AG§	29,768
Shares		Value (Note 1)
	Austria (Continued)
1,157	BAWAG Group AG#,*,§	$53,427
694	CA Immobilien Anlagen AG§	20,118
133	DO & Co. AG*,§	18,171
1,848	Erste Group Bank AG§	64,890
614	EVN AG§	13,599
1,377	FACC AG*,§	9,166
332	Lenzing AG*,§	16,278
232	Mayr Melnhof Karton AG§	33,963
463	Oesterreichische Post AG§	16,517
1,892	OMV AG§	80,168
552	Palfinger AG§	16,835
861	Porr AG§	12,198
3,082	Raiffeisen Bank International AG*,§	48,952
127	Schoeller-Bleckmann Oilfield Equipment AG§	7,363
3,952	Telekom Austria AG*,§	29,252
4,149	UNIQA Insurance Group AG§	33,296
470	Verbund AG§	37,747
884	Vienna Insurance Group AG Wiener Versicherung Gruppe§	23,119
1,881	voestalpine AG§	67,594
1,970	Wienerberger AG§	60,336
		745,156
	Belgium—0.8%
405	Ackermans & van Haaren NV§	66,782
2,755	Ageas SA§	111,658
5,568	AGFA-Gevaert NV*,§	13,668
4,425	Anheuser-Busch InBev SA§	250,615
69	Argenx SE*,§	26,846
706	Azelis Group NV§	16,132
863	Barco NV§	21,527
781	Bekaert SA§	35,401
2,798	bpost SA§	12,293
105	Cie d'Entreprises CFE§	1,061
174	D'ieteren Group§	30,771
7,013	Deceuninck NV§	17,454
105	Deme Group NV*,§	14,333
289	Elia Group SA§	36,713
1,392	Etablissements Franz Colruyt NV§	52,437
1,410	Euronav NV§	21,374
2,078	Euronav NV†	31,627
548	EVS Broadcast Equipment SA§	12,799
1,404	Exmar NV§	16,411
1,400	Fagron§	23,565

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Belgium (Continued)
799	Galapagos NV*,§	$32,512
681	Gimv NV§	32,457
534	Ion Beam Applications§	8,908
3,098	KBC Group NV§	216,639
242	Kinepolis Group NV†,§	10,903
9	Lotus Bakeries NV§	71,396
216	Melexis NV§	21,260
2,034	Ontex Group NV†,*,§	15,315
1,080	Orange Belgium SA*,§	16,379
2,894	Proximus SADP§	21,566
207	Shurgard Self Storage Ltd.§	9,452
214	Sipef NV§	13,240
1,351	Solvay SA§	151,309
449	Telenet Group Holding NV§	10,107
688	Tessenderlo Group SA†,§	22,534
685	UCB SA§	60,710
2,988	Umicore SA§	83,527
281	VGP NV§	27,536
		1,639,217
	Canada—7.7%
2,082	Absolute Software Corp.	23,860
5,500	Advantage Energy Ltd.*	35,912
1,679	Aecon Group, Inc.	15,678
607	Ag Growth International, Inc.	23,217
3,500	AGF Management Ltd., Class B	20,766
2,853	Agnico-Eagle Mines Ltd.	142,462
5,042	Aimia, Inc.*	12,560
1,100	Air Canada*	20,750
2,247	Alamos Gold, Inc., Class A	26,766
1,439	Algonquin Power & Utilities Corp.†	11,886
3,609	Algonquin Power & Utilities Corp.	29,831
6,691	Alimentation Couche-Tard, Inc.	343,098
2,174	AltaGas Ltd.	39,057
1,300	Altius Minerals Corp.	21,491
185	Altus Group Ltd.	6,135
600	Andlauer Healthcare Group, Inc.	20,155
10,436	ARC Resources Ltd.	139,199
1,389	Aritzia, Inc.*	38,564
1,300	Atco Ltd., Class I	38,703
1,053	ATS Corp.*	48,447
84	Aurora Cannabis, Inc.*	44
11,482	B2Gold Corp.	40,910
850	Badger Infrastructure Solutions Ltd.	17,260
4,435	Ballard Power Systems, Inc.†,*	19,337
Shares		Value (Note 1)
	Canada (Continued)
5,067	Bank of Montreal	$457,608
800	Bank of Nova Scotia†	40,032
9,200	Bank of Nova Scotia	460,295
7,297	Barrick Gold Corp.	123,508
5,083	Bausch Health Cos., Inc.*	40,668
12,953	Baytex Energy Corp.*	42,240
5,774	BCE, Inc.	263,239
8,300	Birchcliff Energy Ltd.	49,120
1,900	Bird Construction, Inc.	12,105
4,601	BlackBerry Ltd.*	25,493
1,028	Bombardier, Inc., Class B*	50,680
1,262	Boralex, Inc., Class A	34,361
400	Boyd Group Services, Inc.	76,316
675	Brookfield Asset Management Ltd., Class A†	22,025
422	Brookfield Asset Management Ltd., Class A	13,774
1,680	Brookfield Corp.	56,560
3,398	Brookfield Corp., Class A†	114,343
575	Brookfield Infrastructure Corp., Class A	26,221
385	BRP, Inc.	32,547
1,722	CAE, Inc.*	38,538
902	Cameco Corp.	28,250
1,985	Canaccord Genuity Group, Inc.	12,512
1,112	Canada Goose Holdings, Inc.†,*	19,794
400	Canada Goose Holdings, Inc.*	7,120
7,662	Canadian Imperial Bank of Commerce	327,105
2,797	Canadian National Railway Co.	338,682
10,892	Canadian Natural Resources Ltd.	612,369
1,000	Canadian Pacific Kansas City Ltd.	80,770
884	Canadian Tire Corp. Ltd., Class A†	120,861
1,300	Canadian Utilities Ltd., Class A	33,669
1,880	Canadian Western Bank	35,081
1,876	Canfor Corp.*	33,675
700	Canopy Growth Corp.†,*	272
1,494	Capital Power Corp.	47,479
4,800	Capstone Copper Corp.*	21,776
3,000	Cardinal Energy Ltd.†	14,901
3,900	Cascades, Inc.†	34,415
1,124	CCL Industries, Inc., Class B	55,252
2,966	Celestica, Inc.†,*	43,054
15,240	Cenovus Energy, Inc.	258,804
5,235	Centerra Gold, Inc.	31,376

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Canada (Continued)
9,000	CES Energy Solutions Corp.	$17,800
1,321	CGI, Inc.*	139,305
4,289	CI Financial Corp.	48,693
900	Cineplex, Inc.*	6,026
440	Cogeco Communications, Inc.	23,479
300	Cogeco, Inc.†	12,652
456	Colliers International Group, Inc.	44,756
2,500	Computer Modelling Group Ltd.	12,568
122	Constellation Software, Inc.	252,773
4,700	Converge Technology Solutions Corp.	11,353
5,812	Corus Entertainment, Inc., Class B	5,747
3,354	Crescent Point Energy Corp.	22,584
11,777	Crescent Point Energy Corp.†	79,259
4,900	Crew Energy, Inc.*	20,122
1,252	Definity Financial Corp.	33,220
7,600	Denison Mines Corp.*	9,523
511	Descartes Systems Group, Inc.*	40,936
2,240	Dollarama, Inc.	151,706
5,200	Doman Building Materials Group Ltd.	25,710
1,821	Dorel Industries, Inc., Class B†,*	6,309
1,100	DREAM Unlimited Corp., Class A	17,130
6,100	Dundee Precious Metals, Inc.	40,291
742	Dye & Durham Ltd.	10,144
4,100	ECN Capital Corp.	8,263
3,501	Eldorado Gold Corp.†,*	35,439
4,462	Element Fleet Management Corp.	67,970
1,263	Emera, Inc.	52,017
2,538	Empire Co. Ltd., Class A	72,093
6,617	Enbridge, Inc.	245,921
2,415	Endeavour Mining PLC	57,880
2,894	Endeavour Silver Corp.*	8,364
2,494	Enerflex Ltd.	16,981
3,834	Enerplus Corp.	55,567
882	Enghouse Systems Ltd.†	21,432
7,100	Ensign Energy Services, Inc.*	10,129
500	EQB, Inc.	26,420
1,697	Equinox Gold Corp.*	7,772
700	ERO Copper Corp.*	14,161
700	Exchange Income Corp.	27,694
4,400	Extendicare, Inc.†	23,681
216	Fairfax Financial Holdings Ltd.	161,793
2,600	Fiera Capital Corp.	12,679
3,498	Finning International, Inc.†	107,600
2,505	First Majestic Silver Corp.†	14,153
Shares		Value (Note 1)
	Canada (Continued)
400	First National Financial Corp.	$11,465
3,171	First Quantum Minerals Ltd.	75,017
347	FirstService Corp.	53,440
2,562	Fortis, Inc.	110,409
10,041	Fortuna Silver Mines, Inc.*	32,668
356	Franco-Nevada Corp.	50,750
3,500	Freehold Royalties Ltd.	35,509
2,000	Frontera Energy Corp.*	16,622
645	George Weston Ltd.	76,256
700	GFL Environmental, Inc.	27,160
2,300	Gibson Energy, Inc.	36,165
1,576	Gildan Activewear, Inc.	50,810
300	goeasy Ltd.	25,042
570	Gran Tierra Energy, Inc.*	2,788
1,406	Great-West Lifeco, Inc.	40,829
400	Guardian Capital Group Ltd., Class A	12,682
1,700	Heroux-Devtek, Inc.*	19,685
1,700	Home Capital Group, Inc.	55,321
7,321	Hudbay Minerals, Inc.	35,092
1,298	Hydro One Ltd.#	37,086
1,352	iA Financial Corp., Inc.	92,106
3,400	IAMGOLD Corp.*	9,008
1,311	IGM Financial, Inc.	39,911
2,900	Imperial Oil Ltd.	148,370
1,017	Innergex Renewable Energy, Inc.	9,473
1,188	Intact Financial Corp.	183,426
1,545	Interfor Corp.*	29,133
1,600	Invesque, Inc.*	1,280
3,868	Ivanhoe Mines Ltd., Class A*	35,330
700	Jamieson Wellness, Inc.#	15,857
500	K-Bro Linen, Inc.†	11,821
5,000	K92 Mining, Inc.*	21,702
2,067	Karora Resources, Inc.*	6,319
7,152	Kelt Exploration Ltd.*	30,179
1,948	Keyera Corp.†	44,923
11,598	Kinross Gold Corp.	55,331
3,700	Knight Therapeutics, Inc.*	13,797
600	Labrador Iron Ore Royalty Corp.	14,077
200	Lassonde Industries, Inc., Class A	15,786
800	Laurentian Bank of Canada	19,965
1,700	Leon's Furniture Ltd.	28,168
2,310	Lightspeed Commerce, Inc.*	39,085
1,389	Linamar Corp.	72,997
1,671	Loblaw Cos. Ltd.	152,979
3,390	Logan Energy Corp.	—

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Canada (Continued)
8,900	Lucara Diamond Corp.†,*	$3,090
366	Lumine Group, Inc.*	5,020
1,300	Lundin Gold, Inc.	15,554
8,650	Lundin Mining Corp.	67,777
725	MAG Silver Corp.*	8,076
3,172	Magna International, Inc.	179,078
4,800	Major Drilling Group International, Inc.*	33,117
16,190	Manulife Financial Corp.	306,067
1,530	Maple Leaf Foods, Inc.	29,890
1,800	Martinrea International, Inc.	18,003
1,895	Medical Facilities Corp.	11,858
5,352	MEG Energy Corp.*	84,840
1,500	Methanex Corp.	62,006
1,582	Metro, Inc.	89,349
470	MTY Food Group, Inc.	21,496
2,700	Mullen Group Ltd.	30,939
2,140	National Bank of Canada	159,440
14,800	New Gold, Inc.*	16,088
1,740	NFI Group, Inc.	15,000
721	North American Construction Group Ltd.	13,797
1,126	North West Co., Inc.	26,689
2,565	Northland Power, Inc.	53,498
5,751	Nutrien Ltd.	339,586
385	Nuvei Corp.*	11,381
5,200	NuVista Energy Ltd.*	41,686
1,300	Obsidian Energy Ltd.*	7,579
18,600	OceanaGold Corp.	36,645
1,293	Onex Corp.	71,416
1,853	Open Text Corp.	77,071
1,859	Osisko Gold Royalties Ltd.	28,571
3,213	Osisko Mining, Inc.*	7,810
2,072	Pan American Silver Corp.	30,187
2,056	Paramount Resources Ltd., Class A	44,697
2,849	Parex Resources, Inc.	57,120
700	Park Lawn Corp.	12,856
2,635	Parkland Corp.	65,639
1,760	Pason Systems, Inc.	15,265
5,368	Pembina Pipeline Corp.	168,769
4,630	Peyto Exploration & Development Corp.†	38,305
1,800	Pipestone Energy Corp.	3,084
2,800	PrairieSky Royalty Ltd.†	48,951
280	Precision Drilling Corp.*	13,669
Shares		Value (Note 1)
	Canada (Continued)
700	Premium Brands Holdings Corp.†	$55,234
2,830	Primo Water Corp.	35,470
1,764	Quebecor, Inc., Class B	43,476
889	RB Global, Inc.	53,350
1,200	Real Matters, Inc.*	5,489
1,500	Restaurant Brands International, Inc.	116,297
745	Richelieu Hardware Ltd.†	23,563
4,204	Rogers Communications, Inc., Class B	191,810
5,300	Rogers Sugar, Inc.	23,084
11,266	Royal Bank of Canada	1,075,957
1,740	Russel Metals, Inc.	48,204
1,304	Saputo, Inc.	29,215
1,585	Savaria Corp.	20,220
907	Seabridge Gold, Inc.*	10,933
8,505	Secure Energy Services, Inc.	40,703
1,968	ShawCor Ltd.*	28,463
700	Shopify, Inc., Class A*	45,242
1,794	Sienna Senior Living, Inc.	15,601
1,359	Sleep Country Canada Holdings, Inc.#	29,452
1,848	SNC-Lavalin Group, Inc.	48,476
3,390	Spartan Delta Corp.	12,155
400	Spin Master Corp.#	10,583
700	Sprott, Inc.	22,680
4,381	SSR Mining, Inc.	62,139
1,100	Stantec, Inc.	71,817
700	Stelco Holdings, Inc.	22,838
1,100	Stella-Jones, Inc.	56,646
3,623	StorageVault Canada, Inc.	15,999
2,702	Sun Life Financial, Inc.	140,839
16,468	Suncor Energy, Inc.	482,950
2,900	SunOpta, Inc.*	19,401
3,579	Superior Plus Corp.	25,639
1,699	Surge Energy, Inc.	9,029
10,300	Tamarack Valley Energy Ltd.	24,958
4,400	Taseko Mines Ltd.*	6,292
5,536	TC Energy Corp.	223,723
6,465	Teck Resources Ltd., Class B	272,104
850	TELUS International CDA, Inc.*	12,890
840	TFI International, Inc.	95,702
529	Thomson Reuters Corp.	71,304
3,200	Timbercreek Financial Corp.†	17,996
1,930	TMX Group Ltd.	43,430
1,500	Topaz Energy Corp.	23,359

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Canada (Continued)
2,171	Torex Gold Resources, Inc.*	$30,842
639	Toromont Industries Ltd.	52,495
7,720	Toronto-Dominion Bank	478,497
3,637	Tourmaline Oil Corp.	171,369
6,038	TransAlta Corp.	56,517
2,812	TransAlta Renewables, Inc.	24,156
2,100	Transcontinental, Inc., Class A	23,239
12,242	Trican Well Service Ltd.	32,621
3,001	Tricon Residential, Inc.	26,459
496	Trisura Group Ltd.*	14,067
1,000	Uni-Select, Inc.*	35,516
4,544	Vermilion Energy, Inc.	56,620
1,800	Wajax Corp.	33,887
787	Waste Connections, Inc.	112,483
2,200	Wesdome Gold Mines Ltd.*	11,459
1,070	West Fraser Timber Co. Ltd.	91,938
12,500	Western Forest Products, Inc.	9,813
1,100	Westshore Terminals Investment Corp.†	25,940
946	Wheaton Precious Metals Corp.	40,911
14,064	Whitecap Resources, Inc.	98,413
1,081	Winpak Ltd.	33,627
552	WSP Global, Inc.	72,928
		16,838,360
	Denmark—1.9%
2,040	ALK-Abello AS*,§	22,286
24,690	Alm Brand AS§	38,732
2,798	Ambu AS, Class B*,§	45,768
29	AP Moller—Maersk AS, Class A§	50,608
30	AP Moller—Maersk AS, Class B§	52,779
2,721	Bang & Olufsen AS*,§	4,214
1,376	Bavarian Nordic AS*,§	39,109
744	Carlsberg AS, Class B§	118,960
106	Chemometec AS*,§	7,260
646	Chr Hansen Holding AS§	44,932
664	Coloplast AS, Class B§	83,018
805	D/S Norden AS§	40,149
4,232	Danske Bank AS*,§	103,065
1,139	Demant AS*,§	48,198
778	Dfds AS§	28,349
1,325	DSV AS§	278,849
1,244	FLSmidth & Co. AS§	60,176
280	Genmab AS*,§	106,273
2,467	GN Store Nord AS*,§	61,641
Shares		Value (Note 1)
	Denmark (Continued)
3,855	H Lundbeck AS§	$18,358
4,236	H Lundbeck AS, Class A§	18,841
818	H+H International AS, Class B*,§	9,793
3,142	ISS AS§	66,594
958	Jyske Bank AS, Registered*,§	72,859
1,970	Matas AS§	29,036
826	Netcompany Group AS#,*,§	34,178
266	Nilfisk Holding AS*,§	4,905
927	NKT AS*,§	56,187
362	NNIT AS#,*,§	4,241
10,298	Novo Nordisk AS, Class B§	1,663,269
1,357	Novozymes AS, Class B§	63,201
218	NTG Nordic Transport Group AS*,§	13,782
611	Orsted AS#,§	57,726
1,564	Pandora AS§	139,762
376	Per Aarsleff Holding AS§	18,514
576	Ringkjoebing Landbobank AS§	82,574
128	ROCKWOOL AS, Class A§	32,954
230	ROCKWOOL AS, Class B§	59,477
980	Royal Unibrew AS§	87,643
1,644	Scandinavian Tobacco Group AS#,§	27,363
336	Schouw & Co. AS§	26,554
664	SimCorp AS§	70,355
105	Solar AS, Class B§	7,770
273	SP Group AS§	10,517
1,256	Spar Nord Bank AS§	19,653
1,121	Sydbank AS§	51,831
464	Topdanmark AS§	22,822
543	TORM PLC, Class A§	13,059
2,761	Tryg AS§	59,761
4,074	Vestas Wind Systems AS*,§	108,242
615	Zealand Pharma AS*,§	22,066
		4,208,253
	Finland—1.0%
1,045	Aktia Bank Oyj§	10,609
844	Cargotec Oyj, Class B§	46,347
1,476	Caverion Oyj§	13,741
2,991	Citycon Oyj†,*,§	18,998
1,387	Elisa Oyj§	74,083
628	Enento Group Oyj#,*,§	14,441
25,135	Finnair Oyj*,§	15,508
945	Fiskars Oyj Abp§	15,961
2,794	Fortum Oyj§	37,416
1,699	Huhtamaki Oyj†,§	55,807

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Finland (Continued)
2,519	Kemira Oyj§	$40,106
1,396	Kesko Oyj, Class A†,§	26,557
4,735	Kesko Oyj, Class B§	89,112
2,038	Kojamo Oyj§	19,167
2,610	Kone Oyj, Class B§	136,336
1,119	Konecranes Oyj§	44,987
1,919	Lassila & Tikanoja Oyj†,§	20,874
560	Marimekko Oyj†,§	5,554
3,137	Metsa Board Oyj, Class B†,§	23,171
6,084	Metso Oyj§	73,293
705	Musti Group Oyj*,§	13,783
3,326	Neste Oyj§	128,187
8,635	Nokia Oyj§	36,237
21,352	Nokia Oyj, ADR	88,824
3,005	Nokian Renkaat Oyj§	26,199
18,384	Nordea Bank Abp§	200,609
281	Olvi Oyj, Class A§	8,907
7,100	Oriola Oyj, Class B†,§	9,971
727	Orion Oyj, Class A§	30,779
1,879	Orion Oyj, Class B§	77,974
11,023	Outokumpu Oyj†,§	58,930
7,476	Raisio Oyj, Class V§	16,705
667	Revenio Group Oyj§	23,095
2,463	Sampo Oyj, Class A§	110,463
2,191	Sanoma Oyj§	15,872
5,416	Stora Enso Oyj, Class R§	62,769
1,519	Terveystalo Oyj#,§	13,707
2,383	TietoEVRY Oyj§	65,775
1,633	Tokmanni Group Corp.†,§	21,309
2,874	UPM-Kymmene Oyj§	85,652
775	Uponor Oyj§	24,243
559	Vaisala Oyj, Class A§	25,711
3,097	Valmet Oyj†,§	86,176
4,259	Wartsila Oyj Abp§	47,986
6,293	YIT Oyj†,§	14,680
		2,076,611
	France—6.2%
1,513	ABC arbitrage§	9,825
1,445	Accor SA§	53,733
162	Aeroports de Paris§	23,277
9,718	Air France-KLM*,§	18,308
1,455	Air Liquide SA§	260,855
5,226	Airbus SE§	755,446
2,499	ALD SA†,#,§	26,790
Shares		Value (Note 1)
	France (Continued)
3,206	Alstom SA†,§	$95,698
609	Alten SA*,§	95,979
514	Amundi SA#,§	30,378
1,461	Arkema SA§	137,815
1,585	Atos SE*,§	22,614
368	Aubay§	19,119
7,952	AXA SA§	234,930
1,320	Beneteau SA†,§	22,325
340	BioMerieux§	35,683
3,706	BNP Paribas SA§	234,106
5,145	Bollore SE§	32,062
541	Bonduelle SCA†,§	6,558
3,209	Bouygues SA§	107,777
5,005	Bureau Veritas SA†,§	137,286
1,458	Capgemini SE§	276,205
8,323	Carrefour SA§	157,731
461	Casino Guichard Perrachon SA†,*,§	2,051
20,011	CGG SA†,*,§	15,209
492	Chargeurs SA§	5,954
4,668	Cie de Saint-Gobain§	284,363
834	Cie des Alpes§	12,600
7,397	Cie Generale des Etablissements Michelin SCA§	218,665
1,245	Cie Plastic Omnium SA§	21,902
1,540	Clariane SE†,§	11,205
2,606	Coface SA†,§	35,958
5,951	Credit Agricole SA§	70,694
1,317	Danone SA§	80,702
150	Dassault Aviation SA§	30,013
1,259	Dassault Systemes SE§	55,832
3,271	Derichebourg SA†,§	18,191
1,140	Edenred§	76,335
1,145	Eiffage SA§	119,567
1,532	Elior Group SA†,#,*,§	4,388
5,226	Elis SA§	101,591
16,086	Engie SA§	267,561
132	Equasens§	12,199
228	Eramet SA§	20,859
141	ESI Group*,§	22,784
470	EssilorLuxottica SA§	88,946
4,202	Etablissements Maurel et Prom SA†,§	17,904
974	Eurazeo SE§	68,563
216	Euroapi SA*,§	2,476
1,103	Eurofins Scientific SE†,§	70,061

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	France (Continued)
1,040	Euronext NV#,§	$70,739
5,262	Eutelsat Communications SA†,§	34,386
539	Fnac Darty SA†,§	20,189
3,411	Forvia*,§	80,459
451	Gaztransport Et Technigaz SA§	45,925
2,345	Getlink SE§	39,899
121	Hermes International§	263,229
77	ID Logistics Group*,§	22,697
743	Imerys SA§	28,965
480	Interparfums SA§	34,223
532	Ipsen SA§	64,022
810	IPSOS§	45,063
530	Jacquet Metals SACA†,§	10,994
1,625	JCDecaux SE*,§	32,217
685	Kaufman & Broad SA§	20,271
677	Kering SA§	374,948
889	L'Oreal SA§	414,876
1,639	La Francaise des Jeux SAEM#,§	64,532
454	Lectra†,§	13,526
1,315	Legrand SA§	130,450
180	LISI§	5,166
1,701	LVMH Moet Hennessy Louis Vuitton SE§	1,605,278
971	Maisons du Monde SA†,#,*,§	9,773
510	Mersen SA§	23,122
529	Metropole Television SA§	7,495
725	Neoen SA#,§	22,962
469	Nexans SA§	40,700
1,338	Nexity SA†,§	27,038
27,669	Orange SA§	323,625
355	Pernod-Ricard SA§	78,433
949	Publicis Groupe SA§	74,031
993	Quadient SA§	20,441
345	Remy Cointreau SA§	55,311
2,200	Renault SA§	92,826
4,680	Rexel SA§	115,718
1,246	Rothschild & Co.§	63,293
991	Rubis SCA§	24,067
1,406	Safran SA§	220,899
2,358	Sanofi§	252,785
192	Sartorius Stedim Biotech§	47,980
200	Savencia SA§	12,705
1,508	Schneider Electric SE§	274,859
Shares		Value (Note 1)
	France (Continued)
2,906	SCOR SE§	$85,422
583	SEB SA§	60,277
95	Seche Environnement SA§	11,733
7,893	SES SA§	46,496
2,971	SMCP SA#,*,§	25,914
543	Societe BIC SA§	31,131
4,106	Societe Generale SA§	106,887
106	Societe LDC SA§	13,420
302	Societe pour l'Informatique Industrielle§	17,763
984	Sodexo SA§	108,363
287	SOITEC*,§	48,547
344	Sopra Steria Group SACA§	68,635
2,556	SPIE SA§	82,649
130	Stef SA§	15,432
1,990	STMicroelectronics NV	99,480
3,434	STMicroelectronics NV†,§	170,836
218	Sword Group§	9,759
4,532	Technicolor Creative Studios SA*,§	169
2,982	Technip Energies NV§	68,652
713	Teleperformance§	119,695
2,268	Television Francaise 1†,§	15,579
750	Thales SA§	112,266
99	Thermador Groupe§	8,904
491	Tikehau Capital SCA†,§	12,138
28,588	TotalEnergies SE†,§	1,638,449
198	Trigano SA§	28,393
2,151	Ubisoft Entertainment SA*,§	60,800
5,801	Valeo SA§	124,474
3,342	Vallourec SA*,§	39,454
4,532	Vantiva SA*,§	1,048
3,529	Veolia Environnement SA§	111,575
1,229	Verallia SA#,§	46,143
100	Vetoquinol SA§	9,974
436	Vicat SA§	13,852
86	Vilmorin & Cie SA§	5,874
2,813	Vinci SA§	326,948
95	Virbac SA§	28,075
6,270	Vivendi SE§	57,805
988	Voltalia SA, Registered†,*,§	15,726
385	Wavestone§	21,054
1,893	Worldline SA#,*,§	69,284
1,412	X-Fab Silicon Foundries SE#,*,§	15,290
		13,695,555

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Germany—4.9%
696	1&1 AG§	$7,662
2,605	7C Solarparken AG§	10,590
79	Adesso SE§	10,676
814	adidas AG§	157,879
536	Adtran Networks SE*,§	11,569
1,684	Allianz SE, Registered§	391,714
157	Amadeus Fire AG§	19,169
10,081	Aroundtown SA*,§	11,626
90	Atoss Software AG§	20,387
408	Aurubis AG§	34,959
1,862	Auto1 Group SE#,*,§	17,287
9,249	BASF SE§	449,063
546	Basler AG§	10,188
8,381	Bayer AG, Registered§	463,352
3,363	Bayerische Motoren Werke AG§	413,031
474	BayWa AG§	19,540
1,075	Bechtle AG§	42,595
775	Befesa SA#,§	29,597
336	Beiersdorf AG§	44,455
295	Bertrandt AG§	15,771
167	Bijou Brigitte AG§	8,984
661	Bilfinger SE§	25,687
1,628	Borussia Dortmund GmbH & Co. KGaA*,§	7,752
2,075	Brenntag SE§	161,662
603	CANCOM SE§	18,252
161	Carl Zeiss Meditec AG, Bearer Shares§	17,409
3,791	CECONOMY AG*,§	9,511
159	Cewe Stiftung & Co. KGAA§	15,821
8,055	Commerzbank AG§	89,193
270	CompuGroup Medical SE & Co. KgaA§	13,282
1,070	Continental AG§	80,640
1,617	Covestro AG#,*,§	83,963
1,025	CropEnergies AG§	11,206
886	CTS Eventim AG & Co. KGaA§	55,954
3,554	Daimler Truck Holding AG§	127,960
1,099	Delivery Hero SE#,*,§	48,448
182	Dermapharm Holding SE§	8,995
11,171	Deutsche Bank AG, Registered§	117,221
730	Deutsche Beteiligungs AG§	23,024
1,136	Deutsche Boerse AG§	209,801
9,773	Deutsche Lufthansa AG, Registered*,§	100,031
Shares		Value (Note 1)
	Germany (Continued)
3,746	Deutsche Pfandbriefbank AG#,§	$27,408
10,269	Deutsche Post AG, Registered§	501,460
38,581	Deutsche Telekom AG, Registered§	840,948
667	Deutsche Wohnen SE§	15,335
889	Duerr AG§	28,755
1,022	DWS Group GmbH & Co. KGaA#,§	31,291
12,171	E.ON SE§	155,136
465	Eckert & Ziegler Strahlen- und Medizintechnik AG§	18,462
185	Elmos Semiconductor SE§	15,189
1,760	Encavis AG*,§	28,851
101	Energiekontor AG§	7,729
1,721	Evonik Industries AG§	32,713
1,228	Evotec SE*,§	27,604
334	Fielmann AG§	17,783
2,658	flatexDEGIRO AG*,§	26,345
796	Fraport AG Frankfurt Airport Services Worldwide*,§	42,434
2,982	Freenet AG§	74,794
3,160	Fresenius Medical Care AG & Co. KGaA§	150,917
3,952	Fresenius SE & Co. KGaA§	109,392
496	FUCHS PETROLUB SE§	15,884
2,213	GEA Group AG§	92,486
652	Gerresheimer AG§	73,346
287	Gesco SE§	7,741
455	GFT Technologies SE§	12,807
1,489	Grand City Properties SA§	11,676
738	Hamburger Hafen und Logistik AG§	9,193
307	Hannover Rueck SE§	65,099
354	Hapag-Lloyd AG†,#,§	71,801
1,348	Heidelberg Materials AG§	110,691
6,593	Heidelberger Druckmaschinen AG*,§	10,293
122	Hella GmbH & Co. KGaA§	9,600
2,618	HelloFresh SE*,§	64,733
462	Henkel AG & Co. KGaA§	32,517
760	Hensoldt AG§	24,945
426	HOCHTIEF AG§	36,803
322	Hornbach Holding AG & Co. KGaA§	25,384
1,048	HUGO BOSS AG§	81,808
38	Hypoport SE*,§	6,945
721	Indus Holding AG§	20,293
11,415	Infineon Technologies AG§	470,761

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Germany (Continued)
790	Instone Real Estate Group SE#,§	$4,724
788	Jenoptik AG§	27,052
268	JOST Werke SE#,§	14,500
1,108	KION Group AG§	44,555
741	Knorr-Bremse AG§	56,575
434	Koenig & Bauer AG*,§	8,996
959	Kontron AG§	18,955
326	Krones AG§	39,536
459	KWS Saat SE & Co. KGaA§	28,196
1,173	LANXESS AG§	35,320
639	LEG Immobilien SE*,§	36,698
9,962	Mercedes-Benz Group AG§	801,757
637	Merck KGaA§	105,317
3,251	METRO AG*,§	26,391
2,085	MLP SE§	12,990
372	MTU Aero Engines AG§	96,387
319	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Registered§	119,621
147	Nagarro SE*,§	12,790
766	Nemetschek SE§	57,364
33	New Work SE§	4,442
188	Nexus AG§	11,592
1,438	Nordex SE*,§	17,460
1,039	Norma Group SE§	19,183
390	OHB SE§	13,594
471	PATRIZIA SE§	5,604
53	Pfeiffer Vacuum Technology AG§	8,617
2,884	ProSiebenSat.1 Media SE*,§	26,882
1,285	Puma SE§	77,274
458	PVA TePla AG*,§	9,503
1,395	QIAGEN NV*,§	62,611
51	Rational AG§	36,899
606	Rheinmetall AG§	166,389
1,340	RTL Group SA§	53,580
3,527	RWE AG§	153,521
844	Salzgitter AG§	30,512
549	SAP SE§	74,963
656	Scout24 SE#,§	41,584
25	Secunet Security Networks AG§	5,932
2,542	SGL Carbon SE*,§	23,387
3,104	Siemens AG, Registered§	516,656
2,640	Siemens Energy AG*,§	46,601
848	Siemens Healthineers AG#,§	47,994
402	Siltronic AG§	30,707
Shares		Value (Note 1)
	Germany (Continued)
337	Sixt SE§	$40,377
194	SMA Solar Technology AG*,§	23,688
1,430	Software AG§	49,711
351	Stabilus SE§	21,090
286	STRATEC SE§	19,797
759	Stroeer SE & Co. KGaA*,§	36,878
2,282	Suedzucker AG§	40,658
1,206	SUSE SA*,§	16,987
268	Symrise AG§	28,076
2,651	Synlab AG§	26,180
2,135	TAG Immobilien AG*,§	20,176
1,202	Takkt AG§	18,267
729	Talanx AG§	41,793
1,776	TeamViewer SE#,*,§	28,504
420	Technotrans SE§	11,914
14,643	Telefonica Deutschland Holding AG§	41,150
8,985	thyssenkrupp AG§	70,264
2,367	United Internet AG, Registered§	33,329
426	VERBIO Vereinigte BioEnergie AG§	17,145
622	Vitesco Technologies Group AG*,§	51,218
542	Volkswagen AG§	90,427
4,135	Vonovia SE§	80,734
257	Vossloh AG§	11,497
236	Wacker Chemie AG§	32,387
904	Wacker Neuson SE§	21,894
209	Washtec AG§	8,176
959	Wuestenrot & Wuerttembergische AG§	16,421
1,374	Zalando SE#,*,§	39,532
11	Zeal Network SE§	414
		10,795,153
	Hong Kong—1.5%
61,800	AIA Group Ltd.§	630,557
4,600	ASMPT Ltd.§	45,444
27,040	Bank of East Asia Ltd.§	37,388
28,000	BOC Hong Kong Holdings Ltd.§	85,701
9,600	Budweiser Brewing Co. APAC Ltd.#,§	24,755
10,000	Cafe de Coral Holdings Ltd.§	12,863
26,181	Cathay Pacific Airways Ltd.*,§	26,814
15,000	Chow Sang Sang Holdings International Ltd.§	16,746

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Hong Kong (Continued)
20,400	Chow Tai Fook Jewellery Group Ltd.§	$36,786
56,000	CITIC Telecom International Holdings Ltd.§	21,467
10,906	CK Asset Holdings Ltd.§	60,526
22,000	CK Hutchison Holdings Ltd.§	134,660
6,000	CK Infrastructure Holdings Ltd.§	31,760
9,000	CLP Holdings Ltd.§	70,052
8,000	Cowell e Holdings, Inc.*,§	14,830
6,000	Dah Sing Banking Group Ltd.§	4,482
4,800	Dah Sing Financial Holdings Ltd.§	11,999
16,000	EC Healthcare§	8,536
78,750	Esprit Holdings Ltd.*,§	6,040
17,600	ESR Group Ltd.#,§	30,300
62,947	Far East Consortium International Ltd.§	14,965
58,000	First Pacific Co. Ltd.§	20,127
41,000	FIT Hon Teng Ltd.#,*,§	7,296
7,800	Fosun Tourism Group#,*,§	7,381
5,000	Galaxy Entertainment Group Ltd.*,§	31,911
40,000	Giordano International Ltd.§	12,525
7,361	Great Eagle Holdings Ltd.§	14,378
142,000	Guotai Junan International Holdings Ltd.§	10,707
118,800	Haitong International Securities Group Ltd.*,§	10,199
8,000	Hang Lung Group Ltd.§	12,156
23,000	Hang Lung Properties Ltd.§	35,499
3,800	Hang Seng Bank Ltd.§	54,120
8,500	Henderson Land Development Co. Ltd.§	25,345
24,500	HK Electric Investments & HK Electric Investments Ltd.§	14,668
35,000	HKBN Ltd.§	18,909
19,200	HKR International Ltd.§	4,972
56,000	HKT Trust & HKT Ltd.§	65,223
68,457	Hong Kong & China Gas Co. Ltd.§	59,205
6,606	Hong Kong Exchanges & Clearing Ltd.§	251,220
19,000	Hong Kong Technology Venture Co. Ltd.§	10,852
14,179	Hongkong & Shanghai Hotels Ltd.*,§	12,514
50,000	Hutchison Telecommunications Hong Kong Holdings Ltd.§	7,938
Shares		Value (Note 1)
	Hong Kong (Continued)
9,000	Hysan Development Co. Ltd.§	$22,008
41,000	IGG, Inc.*,§	20,319
5,602	Johnson Electric Holdings Ltd.§	7,173
37,000	K Wah International Holdings Ltd.§	11,863
13,000	Kerry Logistics Network Ltd.§	15,374
13,500	Kerry Properties Ltd.§	27,994
9,000	Kowloon Development Co. Ltd.§	9,288
9,750	L'Occitane International SA§	23,487
11,000	Luk Fook Holdings International Ltd.§	28,225
26,800	Man Wah Holdings Ltd.§	17,960
480,000	Mason Group Holdings Ltd.*,§	2,016
11,000	Melco International Development Ltd.*,§	10,248
8,000	Miramar Hotel & Investment§	11,813
6,185	MTR Corp. Ltd.§	28,469
10,188	NagaCorp Ltd.*,§	5,393
14,000	New World Development Co. Ltd.§	34,580
44,000	NewOcean Energy Holdings Ltd.*	39
38,000	NWS Holdings Ltd.§	43,140
22,000	Oriental Watch Holdings§	12,224
168,000	Pacific Basin Shipping Ltd.§	51,194
7,128	Pacific Century Premium Developments Ltd.*,§	323
29,000	Pacific Textiles Holdings Ltd.§	6,786
59,789	PCCW Ltd.§	31,020
6,000	Power Assets Holdings Ltd.§	31,471
4,800	PRADA SpA§	32,165
23,700	Samsonite International SA#,*,§	67,378
9,600	Sands China Ltd.*,§	32,856
12,000	Shangri-La Asia Ltd.*,§	9,187
38,400	Shin Hwa World Ltd.*,§	471
100,000	Shun Tak Holdings Ltd.*,§	15,728
138,000	Singamas Container Holdings Ltd.§	11,295
34,753	Sino Land Co. Ltd.§	42,736
34,000	SITC International Holdings Co. Ltd.§	62,402
31,250	SJM Holdings Ltd.*,§	13,401
13,500	SmarTone Telecommunications Holdings Ltd.§	8,359
11,500	Stella International Holdings Ltd.§	10,873
31,000	Sun Hung Kai & Co. Ltd.§	12,050
5,500	Sun Hung Kai Properties Ltd.§	69,371
27,000	SUNeVision Holdings Ltd.§	13,815
4,500	Swire Pacific Ltd., Class A§	34,621

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Hong Kong (Continued)
15,000	Swire Pacific Ltd., Class B§	$18,937
6,200	Swire Properties Ltd.§	15,282
11,000	Techtronic Industries Co. Ltd.§	120,364
12,000	Television Broadcasts Ltd.*,§	7,516
18,500	Texhong International Group Ltd.§	12,187
170,000	Theme International Holdings Ltd.*,§	19,153
7,983	Transport International Holdings Ltd.§	10,097
30,000	United Laboratories International Holdings Ltd.§	25,099
32,000	Value Partners Group Ltd.§	10,104
12,000	Vitasoy International Holdings Ltd.§	14,971
24,000	VSTECS Holdings Ltd.§	12,378
5,400	VTech Holdings Ltd.§	35,484
135,326	WH Group Ltd.#,§	71,916
6,000	Wharf Real Estate Investment Co. Ltd.§	30,030
27,000	Xinyi Glass Holdings Ltd.§	42,212
14,500	Yue Yuen Industrial Holdings Ltd.§	18,920
29,000	Zensun Enterprises Ltd.*,§	2,167
		3,369,748
	Ireland—0.5%
17,262	AIB Group PLC§	72,624
14,825	Bank of Ireland Group PLC§	141,639
10,801	Cairn Homes PLC§	13,667
3,828	CRH PLC§	211,430
3,014	CRH PLC, ADR†	167,970
4,637	Dalata Hotel Group PLC*,§	23,461
39	FBD Holdings PLC§	543
182	Flutter Entertainment PLC*,§	36,630
3,602	Glanbia PLC§	53,889
7,929	Glenveagh Properties PLC#,*,§	9,688
1,946	Irish Continental Group PLC§	9,924
945	Kerry Group PLC, Class A§	92,205
1,639	Kingspan Group PLC§	109,122
4,344	Permanent TSB Group Holdings PLC*,§	10,524
3,668	Smurfit Kappa Group PLC§	122,435
		1,075,751
	Israel—0.6%
182	AFI Properties Ltd.*,§	6,776
734	Airport City Ltd.*,§	9,708
Shares		Value (Note 1)
	Israel (Continued)
1,386	Alony Hetz Properties & Investments Ltd.§	$10,902
160	Alrov Properties & Lodgings Ltd.§	7,293
2,317	Amot Investments Ltd.§	12,209
471	Ashtrom Group Ltd.§	6,543
277	AudioCodes Ltd.	2,529
2,639	Azorim-Investment Development & Construction Co. Ltd.*,§	8,047
154	Azrieli Group Ltd.§	8,704
10,326	Bank Hapoalim BM§	84,688
15,548	Bank Leumi Le-Israel BM§	116,492
22,557	Bezeq The Israeli Telecommunication Corp. Ltd.§	27,619
92	Big Shopping Centers Ltd.*,§	8,283
124	Blue Square Real Estate Ltd.§	7,193
63	Brack Capital Properties NV*,§	6,772
726	Camtek Ltd.*,§	25,426
2,356	Cellcom Israel Ltd.*,§	8,155
1,006	Clal Insurance Enterprises Holdings Ltd.*,§	15,678
66	Danel Adir Yeoshua Ltd.§	4,688
764	Delek Automotive Systems Ltd.§	5,857
153	Delek Group Ltd.§	17,482
611	Delta Galil Ltd.§	23,934
96	Elbit Systems Ltd.	20,060
30	Electra Ltd.§	12,469
986	Electra Real Estate Ltd.§	11,282
4,030	Energix-Renewable Energies Ltd.§	13,081
899	Enlight Renewable Energy Ltd.*,§	15,855
567	Equital Ltd.*,§	15,925
166	Fattal Holdings 1998 Ltd.*,§	16,173
699	First International Bank Of Israel Ltd.§	27,246
153	Formula Systems 1985 Ltd.§	11,274
122	Formula Systems 1985 Ltd., ADR	8,846
294	Fox Wizel Ltd.§	24,121
1,517	Gav-Yam Lands Corp. Ltd.§	10,690
2,147	Harel Insurance Investments & Financial Services Ltd.§	16,768
313	Hilan Ltd.§	15,483
5,268	ICL Group Ltd.§	28,844
275	IDI Insurance Co. Ltd.§	6,233
135	IES Holdings Ltd.*,§	9,925
2,482	Inrom Construction Industries Ltd.§	8,585
6,972	Isracard Ltd.§	29,090

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Israel (Continued)
2,814	Israel Canada T.R Ltd.§	$6,520
10,322	Israel Discount Bank Ltd., Class A§	51,318
1,789	Israel Land Development Co. Ltd.§	14,057
50	Isras Investment Co. Ltd.§	9,218
302	Kenon Holdings Ltd.§	7,101
521	Lapidoth Capital Ltd.§	9,107
325	M Yochananof & Sons Ltd.§	14,449
1,602	Magic Software Enterprises Ltd.	21,307
1,175	Matrix IT Ltd.§	23,991
1,507	Maytronics Ltd.§	20,665
4,151	Mediterranean Towers Ltd.§	9,060
252	Mega Or Holdings Ltd.§	5,234
298	Melisron Ltd.§	19,324
526	Menora Mivtachim Holdings Ltd.§	11,162
12,957	Migdal Insurance & Financial Holdings Ltd.§	15,785
8,220	Mivne Real Estate KD Ltd.§	20,128
1,261	Mizrahi Tefahot Bank Ltd.§	42,142
2,005	Naphtha Israel Petroleum Corp. Ltd.§	8,350
156	Nice Ltd.*,§	32,192
12	Nice Ltd., ADR†,*	2,478
297	Nova Ltd.*,§	34,537
70,417	Oil Refineries Ltd.§	20,137
1,226	One Software Technologies Ltd.§	16,542
1,134	OPC Energy Ltd.*,§	7,476
2,397	Partner Communications Co. Ltd.*,§	9,450
282	Paz Oil Co. Ltd.*,§	30,310
499	Perion Network Ltd.*,§	15,643
3,099	Phoenix Holdings Ltd.§	31,211
282	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.§	16,684
313	Scope Metals Group Ltd.*,§	11,357
1,415	Shapir Engineering and Industry Ltd.§	9,761
5,468	Shikun & Binui Ltd.*,§	11,740
2,661	Shufersal Ltd.*,§	13,924
700	Strauss Group Ltd.*,§	15,777
1,314	Summit Real Estate Holdings Ltd.§	16,915
67	Tadiran Group Ltd.§	5,114
526	Tera Light Ltd.*,§	754
2,579	Teva Pharmaceutical Industries Ltd., ADR*	19,420
862	Tower Semiconductor Ltd.*	32,342
Shares		Value (Note 1)
	Israel (Continued)
171	YH Dimri Construction & Development Ltd.§	$10,614
		1,400,224
	Italy—1.9%
32,247	A2A SpA§	59,073
1,164	ACEA SpA†,§	15,226
730	Amplifon SpA§	26,792
6,692	Anima Holding SpA†,#,§	24,953
5,690	Assicurazioni Generali SpA§	115,885
1,709	Azimut Holding SpA§	36,943
1,239	Banca Generali SpA†,§	42,703
801	Banca IFIS SpA§	12,847
4,703	Banca Mediolanum SpA§	42,640
9,508	Banca Monte dei Paschi di Siena SpA*,§	23,954
9,396	Banca Popolare di Sondrio SPA§	39,269
26,982	Banco BPM SpA§	125,620
2,332	BFF Bank SpA#,§	25,564
26,017	BPER Banca§	79,312
2,680	Brembo SpA§	39,767
732	Brunello Cucinelli SpA§	64,539
1,230	Buzzi SpA†,§	30,849
3,016	Cairo Communication SpA†,§	5,447
1,300	Carel Industries SpA#,§	39,207
27,159	CIR SpA-Compagnie Industriali*,§	11,226
3,914	Credito Emiliano SpA†,§	30,558
5,195	d'Amico International Shipping SA§	20,174
660	Danieli & C Officine Meccaniche SpA†,§	15,807
1,879	Davide Campari-Milano NV§	26,040
1,567	De' Longhi SpA§	34,297
53	DiaSorin SpA†,§	5,516
1,488	doValue SpA†,#,§	6,883
3,319	Enav SpA†,#,§	14,175
60,624	Enel SpA§	408,381
26,813	Eni SpA§	386,630
766	ERG SpA§	22,573
1,308	Esprinet SpA†,§	7,958
660	Ferrari NV§	216,074
18,781	Fincantieri SpA†,*,§	10,452
2,994	FinecoBank Banca Fineco SpA†,§	40,386
725	Gruppo MutuiOnline SpA*,§	24,405
18,101	Hera SpA§	53,822
1,551	Illimity Bank SpA§	10,770

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Italy (Continued)
1,991	Infrastrutture Wireless Italiane SpA#,§	$26,288
550	Interpump Group SpA†,§	30,590
44,225	Intesa Sanpaolo SpA§	116,237
9,018	Iren SpA§	16,758
7,345	Italgas SpA§	43,505
803	Italmobiliare SpA§	21,971
3,666	Iveco Group NV*,§	33,114
6,023	Leonardo SpA§	68,430
15,202	MediaForEurope NV, Class A§	8,479
8,088	MediaForEurope NV, Class B†,§	6,204
4,946	Mediobanca Banca di Credito Finanziario SpA§	59,311
1,242	Moncler SpA§	85,938
3,909	Nexi SpA#,*,§	30,690
9,750	OVS SpA#,§	27,082
7,136	Piaggio & C SpA§	29,647
8,299	Pirelli & C SpA#,*,§	41,094
7,000	Poste Italiane SpA†,#,§	75,944
2,128	Prysmian SpA§	89,129
2,926	RAI Way SpA#,§	17,602
579	Recordati Industria Chimica e Farmaceutica SpA§	27,674
272	Reply SpA§	30,887
14,895	Safilo Group SpA*,§	20,235
514	Salvatore Ferragamo SpA†,§	8,468
25,157	Saras SpA†,§	31,224
103	Sesa SpA§	12,856
13,065	Snam SpA†,§	68,278
575	SOL SpA§	16,610
3,489	Stellantis NV†	61,197
20,599	Stellantis NV§	362,599
3,313	Tamburi Investment Partners SpA†,§	33,440
2,650	Technogym SpA#,§	24,559
193,384	Telecom Italia SpA*,§	54,525
1,807	Tenaris SA§	27,039
1,050	Tenaris SA, ADR	31,448
6,132	Terna—Rete Elettrica Nazionale§	52,232
584	Tod's SpA*,§	24,549
9,695	UniCredit SpA§	226,089
7,073	Unipol Gruppo SpA§	37,840
9,399	UnipolSai Assicurazioni SpA†,§	23,327
1,116	Zignago Vetro SpA†,§	19,059
		4,218,865
Shares		Value (Note 1)
	Japan—15.6%
1,200	77 Bank Ltd.§	$21,498
2,700	A&D HOLON Holdings Co. Ltd.§	33,729
600	ABC-Mart, Inc.§	32,509
4,900	Acom Co. Ltd.§	11,910
1,200	Adastria Co. Ltd.§	25,621
1,500	ADEKA Corp.§	28,697
1,200	Advantest Corp.§	160,758
6,400	Aeon Co. Ltd.§	131,010
1,100	Aeon Delight Co. Ltd.§	23,490
2,900	AEON Financial Service Co. Ltd.§	25,952
2,100	Aeon Mall Co. Ltd.§	27,196
2,300	AGC, Inc.†,§	82,778
1,300	Ai Holdings Corp.†,§	20,989
700	Aica Kogyo Co. Ltd.§	15,409
2,900	Aida Engineering Ltd.§	19,010
8,600	Aiful Corp.§	20,072
900	Ain Holdings, Inc.§	31,704
3,100	Air Water, Inc.§	43,084
1,700	Aisin Corp.§	52,549
1,200	Ajinomoto Co., Inc.§	47,779
1,200	Alconix Corp.§	11,479
1,400	Alfresa Holdings Corp.§	20,965
4,100	Alps Alpine Co. Ltd.§	35,771
2,700	Amada Co. Ltd.§	26,665
1,000	Amano Corp.§	21,124
1,100	Amvis Holdings, Inc.§	25,034
1,600	ANA Holdings, Inc.*,§	38,174
4,300	Anicom Holdings, Inc.§	18,829
4,100	Anritsu Corp.§	34,786
1,100	AOKI Holdings, Inc.†,§	6,729
900	Aoyama Trading Co. Ltd.§	8,286
1,800	Aozora Bank Ltd.†,§	33,609
500	Arata Corp.§	16,361
1,200	ARCLANDS Corp.§	13,132
1,000	Arcs Co. Ltd.§	17,116
400	Argo Graphics, Inc.§	10,886
1,400	Arisawa Manufacturing Co. Ltd.§	10,820
300	Aruhi Corp.†,§	2,064
500	As One Corp.§	19,825
1,800	Asahi Diamond Industrial Co. Ltd.§	10,895
1,700	Asahi Group Holdings Ltd.§	65,897
2,000	Asahi Holdings, Inc.§	27,003
1,600	Asahi Intecc Co. Ltd.§	31,459
15,000	Asahi Kasei Corp.§	101,821
700	ASAHI YUKIZAI Corp.†,§	21,365

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
1,200	Asanuma Corp.§	$27,270
1,100	Asics Corp.§	34,038
1,400	ASKUL Corp.§	19,544
5,700	Astellas Pharma, Inc.§	84,938
1,600	Autobacs Seven Co. Ltd.§	17,020
800	Avex, Inc.§	8,406
800	Awa Bank Ltd.§	11,104
400	Axial Retailing, Inc.§	10,077
1,000	AZ-COM MARUWA Holdings, Inc.§	13,468
1,100	Azbil Corp.§	34,808
3,300	Bandai Namco Holdings, Inc.§	76,360
600	Bank of Kyoto Ltd.§	30,141
1,300	Bank of the Ryukyus Ltd.§	8,298
1,000	BayCurrent Consulting, Inc.§	37,570
300	Belc Co. Ltd.§	13,381
1,300	Bell System24 Holdings, Inc.*,§	12,304
1,300	Belluna Co. Ltd.§	6,432
1,000	Benefit One, Inc.§	10,249
2,400	Benesse Holdings, Inc.§	30,693
1,500	Bic Camera, Inc.†,§	11,142
900	BIPROGY, Inc.§	22,153
500	BML, Inc.§	10,076
4,200	Bridgestone Corp.§	172,579
3,600	Brother Industries Ltd.§	52,792
3,200	Bunka Shutter Co. Ltd.†,§	24,696
400	C Uyemura & Co. Ltd.§	22,851
1,700	Calbee, Inc.§	32,203
900	Canon Electronics, Inc.†,§	12,666
1,200	Canon Marketing Japan, Inc.§	29,914
4,200	Canon, Inc.†,§	110,830
1,000	Capcom Co. Ltd.§	39,633
2,700	Casio Computer Co. Ltd.§	21,927
600	Central Glass Co. Ltd.§	12,911
500	Central Japan Railway Co.§	62,703
600	Change Holdings, Inc.†,§	9,529
3,700	Chiba Bank Ltd.§	22,447
7,600	Chiyoda Corp.†,*,§	18,799
600	Chofu Seisakusho Co. Ltd.†,§	10,440
3,800	Chubu Electric Power Co., Inc.§	46,406
700	Chudenko Corp.§	11,212
4,200	Chugai Pharmaceutical Co. Ltd.†,§	119,448
3,500	Chugin Financial Group, Inc.§	21,140
3,900	Chugoku Electric Power Co., Inc.*,§	26,317
2,300	Chugoku Marine Paints Ltd.§	19,442
Shares		Value (Note 1)
	Japan (Continued)
5,400	Citizen Watch Co. Ltd.§	$32,608
1,300	CKD Corp.§	21,360
2,600	Coca-Cola Bottlers Japan Holdings, Inc.†,§	27,579
600	Colowide Co. Ltd.§	8,505
1,700	Computer Engineering & Consulting Ltd.§	21,362
900	COMSYS Holdings Corp.§	17,798
1,300	Comture Corp.§	18,798
8,000	Concordia Financial Group Ltd.§	31,529
1,700	Cosmo Energy Holdings Co. Ltd.§	46,518
200	Cosmos Pharmaceutical Corp.§	20,242
1,500	Create Restaurants Holdings, Inc.§	10,185
600	Create SD Holdings Co. Ltd.§	14,811
1,900	Credit Saison Co. Ltd.§	29,255
600	CTI Engineering Co. Ltd.§	15,362
3,600	CyberAgent, Inc.†,§	26,292
1,700	Cybozu, Inc.§	27,802
1,000	Dai Nippon Printing Co. Ltd.§	28,353
500	Dai-Dan Co. Ltd.§	9,494
6,300	Dai-ichi Life Holdings, Inc.§	120,849
4,700	Daicel Corp.§	42,175
3,700	Daido Metal Co. Ltd.†,§	12,663
600	Daido Steel Co. Ltd.§	25,086
1,500	Daifuku Co. Ltd.§	30,714
500	Daihen Corp.§	19,371
700	Daiho Corp.§	18,873
300	Daiichi Jitsugyo Co. Ltd.§	11,852
1,100	Daiichi Sankyo Co. Ltd.§	34,883
1,900	Daiki Aluminium Industry Co. Ltd.§	18,496
600	Daikin Industries Ltd.§	122,475
1,400	Daikyonishikawa Corp.§	7,727
4,000	Daio Paper Corp.†,§	31,512
480	Daiseki Co. Ltd.§	13,540
400	Daishi Hokuetsu Financial Group, Inc.§	8,690
600	Daito Pharmaceutical Co. Ltd.§	9,553
700	Daito Trust Construction Co. Ltd.§	71,026
4,400	Daiwa House Industry Co. Ltd.§	116,290
9,500	Daiwa Securities Group, Inc.§	49,155
1,400	Daiwabo Holdings Co. Ltd.§	27,139
2,200	DCM Holdings Co. Ltd.§	18,666
1,200	DeNA Co. Ltd.§	15,623
2,000	Denka Co. Ltd.§	37,808
1,600	Denso Corp.§	107,866

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
1,900	Dentsu Group, Inc.†,§	$62,320
1,000	Dexerials Corp.§	21,962
1,200	DIC Corp.†,§	21,857
400	Digital Arts, Inc.§	16,269
300	Digital Garage, Inc.§	8,032
700	dip Corp.§	17,494
600	Disco Corp.§	94,923
1,800	DMG Mori Co. Ltd.†,§	31,425
1,100	Doutor Nichires Holdings Co. Ltd.§	16,105
1,100	Dowa Holdings Co. Ltd.§	34,896
600	DTS Corp.§	14,179
1,000	Duskin Co. Ltd.§	22,351
400	DyDo Group Holdings, Inc.†,§	14,002
1,100	Eagle Industry Co. Ltd.§	13,424
1,100	East Japan Railway Co.§	61,001
1,400	Ebara Corp.†,§	67,234
2,100	EDION Corp.†,§	21,222
1,000	eGuarantee, Inc.§	13,359
1,400	Eiken Chemical Co. Ltd.§	15,005
600	Eisai Co. Ltd.§	40,435
300	Eizo Corp.§	9,902
600	Elecom Co. Ltd.§	6,052
1,700	Electric Power Development Co. Ltd.§	24,988
700	en-Japan, Inc.§	12,129
37,400	ENEOS Holdings, Inc.§	128,144
1,500	eRex Co. Ltd.§	11,817
2,400	ES-Con Japan Ltd.§	13,770
1,000	Exedy Corp.§	16,879
1,900	EXEO Group, Inc.§	38,221
1,000	Ezaki Glico Co. Ltd.†,§	26,180
900	Fancl Corp.§	15,008
2,200	FANUC Corp.§	77,353
900	Fast Retailing Co. Ltd.§	231,051
1,100	FCC Co. Ltd.§	14,351
1,100	Ferrotec Holdings Corp.§	27,932
1,300	Food & Life Cos. Ltd.§	25,396
900	Foster Electric Co. Ltd.§	5,873
800	FP Corp.§	16,301
1,100	Fudo Tetra Corp.§	14,025
1,600	Fuji Corp.§	28,394
1,000	Fuji Electric Co. Ltd.§	44,066
500	Fuji Kyuko Co. Ltd.§	19,227
1,600	Fuji Media Holdings, Inc.§	16,811
700	Fuji Oil Holdings, Inc.§	9,694
Shares		Value (Note 1)
	Japan (Continued)
700	Fuji Seal International, Inc.§	$7,415
1,000	Fuji Soft, Inc.§	32,146
400	Fujibo Holdings, Inc.§	8,863
700	Fujicco Co. Ltd.§	9,161
1,200	FUJIFILM Holdings Corp.§	71,269
7,300	Fujikura Ltd.§	61,340
900	Fujimi, Inc.§	22,238
500	Fujimori Kogyo Co. Ltd.§	12,486
600	Fujitsu General Ltd.§	13,073
1,000	Fujitsu Ltd.§	128,927
400	Fukuda Denshi Co. Ltd.§	13,027
800	Fukui Computer Holdings, Inc.§	15,547
1,200	Fukuoka Financial Group, Inc.§	24,770
500	Fukushima Galilei Co. Ltd.§	18,695
600	Fukuyama Transporting Co. Ltd.§	16,743
1,200	FULLCAST Holdings Co. Ltd.†,§	18,306
1,000	Funai Soken Holdings, Inc.†,§	17,759
900	Furukawa Co. Ltd.§	9,808
1,200	Furukawa Electric Co. Ltd.§	21,259
1,200	Furuno Electric Co. Ltd.§	8,883
400	Fuso Chemical Co. Ltd.§	12,584
800	Futaba Corp.§	2,680
2,000	Future Corp.§	23,843
500	Fuyo General Lease Co. Ltd.§	38,513
800	G-7 Holdings, Inc.§	7,314
2,200	G-Tekt Corp.§	26,434
3,500	Gakken Holdings Co. Ltd.§	21,047
800	Geo Holdings Corp.§	10,203
700	GLOBERIDE, Inc.§	11,047
1,000	Glory Ltd.§	20,117
900	GMO internet group, Inc.§	17,259
300	GMO Payment Gateway, Inc.§	23,421
700	Goldcrest Co. Ltd.†,§	8,742
400	Goldwin, Inc.§	34,089
1,000	GS Yuasa Corp.§	19,643
1,100	GungHo Online Entertainment, Inc.§	21,631
4,900	Gunma Bank Ltd.§	18,106
600	Gunze Ltd.§	18,534
1,500	H.U. Group Holdings, Inc.§	28,679
1,700	H2O Retailing Corp.§	17,348
5,000	Hachijuni Bank Ltd.§	21,810
2,900	Hakuhodo DY Holdings, Inc.§	30,619
600	Halows Co. Ltd.§	16,244
800	Hamakyorex Co. Ltd.§	21,356
600	Hamamatsu Photonics KK§	29,454

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
1,600	Hankyu Hanshin Holdings, Inc.§	$52,996
800	Hanwa Co. Ltd.§	25,303
300	Harmonic Drive Systems, Inc.§	9,677
3,500	Haseko Corp.§	43,210
3,500	Hazama Ando Corp.†,§	26,158
1,200	Heiwa Corp.§	20,900
600	Heiwa Real Estate Co. Ltd.§	15,869
900	Heiwado Co. Ltd.§	13,470
200	Hikari Tsushin, Inc.§	28,743
4,400	Hino Motors Ltd.*,§	18,498
200	Hioki EE Corp.†,§	13,048
400	Hirata Corp.§	23,882
3,100	Hirogin Holdings, Inc.§	17,673
200	Hirose Electric Co. Ltd.§	26,620
400	Hisamitsu Pharmaceutical Co., Inc.§	10,497
1,100	Hitachi Construction Machinery Co. Ltd.§	30,985
4,600	Hitachi Ltd.§	284,701
3,400	Hitachi Zosen Corp.§	22,569
400	Hogy Medical Co. Ltd.§	8,843
2,900	Hokkaido Electric Power Co., Inc.*,§	11,946
700	Hokkoku Financial Holdings, Inc.§	20,287
3,000	Hokuetsu Corp.†,§	18,130
1,800	Hokuhoku Financial Group, Inc.§	14,476
2,300	Hokuriku Electric Power Co.*,§	12,400
1,200	Hokuto Corp.§	15,270
7,000	Honda Motor Co. Ltd.§	211,460
400	Horiba Ltd.†,§	22,979
600	Hoshizaki Corp.§	21,576
3,100	Hosiden Corp.§	38,920
500	Hosokawa Micron Corp.§	12,214
1,100	House Foods Group, Inc.§	24,508
2,200	Hoya Corp.§	262,437
4,100	Hulic Co. Ltd.†,§	35,187
3,000	Hyakugo Bank Ltd.§	8,769
1,200	Ibiden Co. Ltd.§	68,047
7,600	Ichigo, Inc.§	14,601
600	Idec Corp.§	13,857
3,100	Idemitsu Kosan Co. Ltd.§	62,231
3,000	IDOM, Inc.§	18,332
2,100	IHI Corp.§	56,953
1,100	Iida Group Holdings Co. Ltd.§	18,616
4,200	Iino Kaiun Kaisha Ltd.§	24,855
500	Inaba Denki Sangyo Co. Ltd.§	11,423
900	Inabata & Co. Ltd.§	20,277
Shares		Value (Note 1)
	Japan (Continued)
1,300	Infocom Corp.§	$20,589
4,200	Infomart Corp.§	9,631
400	Information Services International- Dentsu Ltd.†,§	14,070
4,712	INFRONEER Holdings, Inc.§	44,319
14,800	Inpex Corp.§	165,051
1,400	Insource Co. Ltd.§	11,532
1,100	Intage Holdings, Inc.†,§	12,561
1,200	Internet Initiative Japan, Inc.§	22,470
300	IR Japan Holdings Ltd.§	3,414
300	Iriso Electronics Co. Ltd.§	8,742
2,600	Isetan Mitsukoshi Holdings Ltd.§	26,496
1,600	Ishihara Sangyo Kaisha Ltd.§	14,634
5,700	Isuzu Motors Ltd.§	69,397
500	Ito En Ltd.§	13,796
7,400	ITOCHU Corp.†,§	294,285
1,200	Itochu Enex Co. Ltd.§	10,593
700	Itochu Techno-Solutions Corp.§	17,713
3,400	Itoham Yonekyu Holdings, Inc.§	17,110
700	Iwatani Corp.§	37,028
4,100	Iyogin Holdings, Inc.§	23,141
1,000	Izumi Co. Ltd.§	23,863
2,300	J Trust Co. Ltd.†,§	6,930
700	J-Oil Mills, Inc.§	7,789
3,500	J. Front Retailing Co. Ltd.§	33,654
800	JAC Recruitment Co. Ltd.§	14,539
1,300	Jaccs Co. Ltd.§	45,557
2,100	JAFCO Group Co. Ltd.§	26,977
1,400	Japan Airlines Co. Ltd.§	30,413
500	Japan Airport Terminal Co. Ltd.§	22,633
1,800	Japan Aviation Electronics Industry Ltd.§	37,707
1,100	Japan Elevator Service Holdings Co. Ltd.§	14,454
4,700	Japan Exchange Group, Inc.§	82,221
1,500	Japan Lifeline Co. Ltd.§	10,770
1,200	Japan Material Co. Ltd.§	20,063
1,100	Japan Petroleum Exploration Co. Ltd.§	32,963
10,300	Japan Post Holdings Co. Ltd.§	74,063
1,000	Japan Post Insurance Co. Ltd.§	15,035
600	Japan Pulp & Paper Co. Ltd.§	20,327
3,000	Japan Securities Finance Co. Ltd.§	23,374
1,000	Japan Steel Works Ltd.§	21,522
5,800	Japan Tobacco, Inc.†,§	127,131

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
1,700	Japan Wool Textile Co. Ltd.§	$12,310
1,100	JCR Pharmaceuticals Co. Ltd.§	9,765
400	JCU Corp.§	9,527
1,100	Jeol Ltd.§	39,222
7,600	JFE Holdings, Inc.§	109,057
2,700	JGC Holdings Corp.§	35,194
400	JINS Holdings, Inc.§	8,289
600	Joshin Denki Co. Ltd.§	8,194
900	Joyful Honda Co. Ltd.†,§	10,626
1,700	JSR Corp.§	48,873
3,800	JTEKT Corp.§	34,685
800	Juroku Financial Group, Inc.§	17,371
800	Justsystems Corp.§	22,403
8,900	JVCKenwood Corp.†,§	30,649
3,200	K's Holdings Corp.§	27,927
800	Kadokawa Corp.§	19,187
700	Kaga Electronics Co. Ltd.§	31,217
800	Kagome Co. Ltd.§	17,526
2,200	Kajima Corp.§	33,277
1,100	Kakaku.com, Inc.§	15,839
500	Kaken Pharmaceutical Co. Ltd.§	12,545
600	Kameda Seika Co. Ltd.§	18,036
1,000	Kamigumi Co. Ltd.§	22,700
1,300	Kanamoto Co. Ltd.§	19,877
2,200	Kandenko Co. Ltd.§	17,722
1,100	Kaneka Corp.§	30,873
1,700	Kanematsu Corp.§	23,807
2,400	Kansai Electric Power Co., Inc.§	30,153
1,200	Kansai Paint Co. Ltd.§	17,665
1,500	Kanto Denka Kogyo Co. Ltd.§	10,300
2,000	Kao Corp.†,§	72,439
900	Katitas Co. Ltd.§	15,492
400	Kato Sangyo Co. Ltd.§	10,996
300	KAWADA TECHNOLOGIES, Inc.§	12,105
2,100	Kawasaki Heavy Industries Ltd.§	53,928
1,100	Kawasaki Kisen Kaisha Ltd.†,§	26,687
15,000	KDDI Corp.§	463,588
1,200	Keihan Holdings Co. Ltd.§	31,691
3,100	Keikyu Corp.§	27,355
700	Keio Corp.§	22,011
600	Keisei Electric Railway Co. Ltd.§	24,868
2,500	Keiyo Bank Ltd.§	9,304
3,100	Keiyo Co. Ltd.§	17,289
900	Kewpie Corp.†,§	14,718
500	Keyence Corp.§	236,459
Shares		Value (Note 1)
	Japan (Continued)
500	KFC Holdings Japan Ltd.§	$9,860
1,100	KH Neochem Co. Ltd.†,§	17,998
300	Ki-Star Real Estate Co. Ltd.§	10,344
700	Kikkoman Corp.§	39,501
1,200	Kinden Corp.§	16,251
1,000	Kintetsu Group Holdings Co. Ltd.§	34,649
5,000	Kirin Holdings Co. Ltd.†,§	73,022
800	Kissei Pharmaceutical Co. Ltd.§	16,054
2,600	Kitz Corp.†,§	19,586
1,600	Kiyo Bank Ltd.§	16,529
1,500	Koa Corp.§	18,864
300	Kobayashi Pharmaceutical Co. Ltd.§	16,323
1,300	Kobe Bussan Co. Ltd.§	33,605
6,400	Kobe Steel Ltd.§	59,215
1,000	Koei Tecmo Holdings Co. Ltd.§	17,296
900	Kohnan Shoji Co. Ltd.§	21,916
1,600	Koito Manufacturing Co. Ltd.§	29,041
1,500	Kokuyo Co. Ltd.†,§	20,659
7,800	Komatsu Ltd.§	211,055
1,100	KOMEDA Holdings Co. Ltd.§	20,719
1,000	Komeri Co. Ltd.§	20,382
1,400	Komori Corp.§	9,174
600	Konami Group Corp.§	31,442
6,900	Konica Minolta, Inc.§	23,798
700	Konishi Co. Ltd.§	11,184
1,200	Konoike Transport Co. Ltd.§	13,822
100	Kose Corp.§	9,613
2,000	Koshidaka Holdings Co. Ltd.§	16,793
300	Kotobuki Spirits Co. Ltd.§	22,010
4,400	Kubota Corp.†,§	64,096
400	Kumagai Gumi Co. Ltd.§	8,567
1,500	Kumiai Chemical Industry Co. Ltd.§	11,736
4,700	Kuraray Co. Ltd.†,§	45,835
400	Kureha Corp.§	22,918
700	Kurita Water Industries Ltd.§	26,904
400	Kusuri No. Aoki Holdings Co. Ltd.§	22,565
1,000	KYB Corp.§	35,258
1,600	Kyocera Corp.§	86,970
1,500	Kyoei Steel Ltd.§	21,248
1,700	Kyokuto Kaihatsu Kogyo Co. Ltd.§	20,558
500	Kyokuyo Co. Ltd.§	12,560
500	Kyorin Pharmaceutical Co. Ltd.§	6,072
600	Kyoritsu Maintenance Co. Ltd.†,§	22,832
900	Kyowa Kirin Co. Ltd.§	16,636
600	Kyudenko Corp.§	16,143

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
5,300	Kyushu Electric Power Co., Inc.*,§	$33,790
5,000	Kyushu Financial Group, Inc.§	21,212
1,200	Kyushu Railway Co.§	25,779
700	Lasertec Corp.§	105,797
900	Lawson, Inc.§	39,980
10,100	Leopalace21 Corp.*,§	18,795
900	Life Corp.§	19,157
1,000	Lintec Corp.§	15,828
1,900	Lion Corp.†,§	17,712
200	LITALICO, Inc.§	3,230
2,800	Lixil Corp.§	35,561
500	M&A Capital Partners Co. Ltd.*,§	11,657
2,800	M3, Inc.§	60,534
700	Mabuchi Motor Co. Ltd.†,§	19,533
700	Macnica Holdings, Inc.§	29,222
900	Macromill, Inc.§	5,277
800	Maeda Kosen Co. Ltd.†,§	17,812
600	Makino Milling Machine Co. Ltd.§	23,383
1,500	Makita Corp.§	42,105
1,800	Mandom Corp.§	18,120
500	Mani, Inc.§	5,930
5,900	Marubeni Corp.§	100,794
800	Marudai Food Co. Ltd.†,§	8,264
700	Maruha Nichiro Corp.§	11,790
2,000	Marui Group Co. Ltd.§	34,973
1,300	Maruichi Steel Tube Ltd.§	29,902
2,200	Marusan Securities Co. Ltd.§	6,759
200	Maruwa Co. Ltd.§	31,033
500	Maruzen Showa Unyu Co. Ltd.§	13,674
1,300	Matsuda Sangyo Co. Ltd.§	20,562
4,100	Matsui Securities Co. Ltd.§	22,632
540	MatsukiyoCocokara & Co.§	30,345
1,700	Maxell Ltd.§	18,932
7,000	Mazda Motor Corp.§	68,411
500	McDonald's Holdings Co. Japan Ltd.†,§	19,446
1,300	MCJ Co. Ltd.§	9,063
9,000	Mebuki Financial Group, Inc.§	21,522
1,600	Medipal Holdings Corp.§	26,174
600	Megachips Corp.§	15,574
1,000	Megmilk Snow Brand Co. Ltd.§	13,567
1,700	Meidensha Corp.§	23,619
1,600	MEIJI Holdings Co. Ltd.§	35,743
900	Meiko Electronics Co. Ltd.§	17,034
1,500	Meitec Corp.§	25,886
Shares		Value (Note 1)
	Japan (Continued)
1,600	Menicon Co. Ltd.§	$28,019
400	Mercari, Inc.*,§	9,369
1,800	METAWATER Co. Ltd.§	23,025
1,900	Micronics Japan Co. Ltd.§	26,611
600	Milbon Co. Ltd.†,§	20,530
1,200	Mimasu Semiconductor Industry Co. Ltd.§	26,134
2,200	MINEBEA MITSUMI, Inc.†,§	41,660
1,600	MIRAIT ONE Corp.§	20,174
2,600	MISUMI Group, Inc.§	52,038
600	Mitani Sekisan Co. Ltd.§	20,548
19,200	Mitsubishi Chemical Group Corp.§	115,765
7,100	Mitsubishi Corp.§	344,166
3,200	Mitsubishi Electric Corp.§	44,969
3,900	Mitsubishi Estate Co. Ltd.§	46,519
1,500	Mitsubishi Gas Chemical Co., Inc.§	21,890
9,500	Mitsubishi HC Capital, Inc.§	56,606
1,500	Mitsubishi Heavy Industries Ltd.§	70,176
900	Mitsubishi Logistics Corp.§	22,261
2,000	Mitsubishi Materials Corp.§	36,104
14,400	Mitsubishi Motors Corp.§	50,688
900	Mitsubishi Pencil Co. Ltd.†,§	10,510
1,000	Mitsubishi Shokuhin Co. Ltd.§	25,879
51,700	Mitsubishi UFJ Financial Group, Inc.§	381,616
600	Mitsuboshi Belting Ltd.§	18,457
2,300	Mitsui & Co. Ltd.§	86,541
1,900	Mitsui Chemicals, Inc.§	56,151
2,100	Mitsui E&S Co. Ltd.§	7,181
4,200	Mitsui Fudosan Co. Ltd.§	83,799
300	Mitsui High-Tec, Inc.†,§	20,487
1,000	Mitsui Matsushima Holdings Co. Ltd.†,§	18,104
1,300	Mitsui Mining & Smelting Co. Ltd.§	29,969
1,500	Mitsui OSK Lines Ltd.†,§	35,895
800	Mitsui-Soko Holdings Co. Ltd.§	19,513
1,000	Miura Co. Ltd.§	26,147
1,000	Mixi, Inc.§	18,627
700	Miyazaki Bank Ltd.§	11,387
10,390	Mizuho Financial Group, Inc.§	158,584
1,000	Mizuho Leasing Co. Ltd.§	32,753
1,200	Mochida Pharmaceutical Co. Ltd.§	27,516
3,300	Monex Group, Inc.§	12,739
1,800	Monogatari Corp.§	43,667
2,900	MonotaRO Co. Ltd.§	36,954

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
1,200	Morinaga & Co. Ltd.§	$37,581
800	Morinaga Milk Industry Co. Ltd.§	26,210
2,100	Morita Holdings Corp.§	22,769
1,700	MS&AD Insurance Group Holdings, Inc.§	60,574
2,800	Murata Manufacturing Co. Ltd.§	160,664
2,000	Musashi Seimitsu Industry Co. Ltd.§	24,673
1,000	Musashino Bank Ltd.†,§	15,220
1,200	Nabtesco Corp.†,§	26,490
600	Nachi-Fujikoshi Corp.§	17,095
1,500	Nagase & Co. Ltd.§	24,937
1,800	Nagoya Railroad Co. Ltd.§	28,947
1,100	Nakanishi, Inc.§	24,400
1,200	Nankai Electric Railway Co. Ltd.§	26,823
800	Nanto Bank Ltd.§	13,618
1,500	NEC Corp.§	72,932
1,600	NEC Networks & System Integration Corp.§	22,131
1,100	NET One Systems Co. Ltd.§	24,183
1,000	Nexon Co. Ltd.§	19,162
1,100	Nextage Co. Ltd.†,§	21,384
3,000	NGK Insulators Ltd.§	35,887
1,000	NH Foods Ltd.§	27,078
2,400	NHK Spring Co. Ltd.§	17,573
1,200	Nichias Corp.§	25,030
1,400	Nichicon Corp.§	14,946
900	Nichiden Corp.§	15,003
700	Nichiha Corp.§	15,035
1,500	Nichirei Corp.§	32,054
1,500	Nichireki Co. Ltd.§	19,194
2,700	Nidec Corp.§	148,408
800	Nifco, Inc.§	23,803
2,600	Nihon Dempa Kogyo Co. Ltd.§	23,537
700	Nihon Kohden Corp.§	18,709
2,000	Nihon M&A Center Holdings, Inc.§	15,358
1,800	Nihon Parkerizing Co. Ltd.§	13,452
1,700	Nikkiso Co. Ltd.§	10,768
1,300	Nikkon Holdings Co. Ltd.§	26,004
3,000	Nikon Corp.§	38,987
5,500	Nintendo Co. Ltd.§	250,183
900	Nippn Corp.§	11,525
600	Nippon Carbon Co. Ltd.†,§	18,136
600	Nippon Chemi-Con Corp.*,§	5,251
9,100	Nippon Denko Co. Ltd.†,§	17,880
700	Nippon Densetsu Kogyo Co. Ltd.§	9,605
Shares		Value (Note 1)
	Japan (Continued)
1,200	Nippon Electric Glass Co. Ltd.†,§	$21,155
1,000	NIPPON EXPRESS HOLDINGS, Inc.†,§	56,398
1,800	Nippon Gas Co. Ltd.§	25,231
2,500	Nippon Kayaku Co. Ltd.§	21,254
400	Nippon Koei Co. Ltd.†,*	10,021
1,520	Nippon Light Metal Holdings Co. Ltd.§	15,341
2,700	Nippon Paint Holdings Co. Ltd.§	22,321
1,200	Nippon Paper Industries Co. Ltd.*,§	9,901
10,200	Nippon Parking Development Co. Ltd.†,§	15,927
1,100	Nippon Pillar Packing Co. Ltd.§	35,810
100	Nippon Road Co. Ltd.§	6,497
1,900	Nippon Sanso Holdings Corp.§	41,300
1,200	Nippon Seiki Co. Ltd.§	8,199
5,100	Nippon Sheet Glass Co. Ltd.*,§	23,979
500	Nippon Shinyaku Co. Ltd.§	20,395
400	Nippon Shokubai Co. Ltd.§	14,999
2,600	Nippon Signal Company Ltd.§	19,426
900	Nippon Soda Co. Ltd.§	32,476
3,100	Nippon Steel Corp.†,§	65,074
122,500	Nippon Telegraph & Telephone Corp.§	145,150
530	Nippon Yakin Kogyo Co. Ltd.§	15,053
4,800	Nippon Yusen KK†,§	106,668
5,000	Nipro Corp.§	35,468
2,000	Nishi-Nippon Financial Holdings, Inc.§	17,871
900	Nishi-Nippon Railroad Co. Ltd.§	15,326
1,000	Nishimatsu Construction Co. Ltd.§	24,338
1,600	Nishimatsuya Chain Co. Ltd.§	18,926
700	Nishio Holdings Co. Ltd.§	16,554
1,000	Nissan Chemical Corp.§	43,094
17,300	Nissan Motor Co. Ltd.§	71,443
3,200	Nissan Shatai Co. Ltd.§	18,737
600	Nissei ASB Machine Co. Ltd.§	17,157
1,100	Nissha Co. Ltd.†,§	12,901
800	Nisshin Oillio Group Ltd.§	19,041
1,400	Nisshin Seifun Group, Inc.§	17,301
4,400	Nisshinbo Holdings, Inc.†,§	36,554
400	Nissin Foods Holdings Co. Ltd.§	33,039
9,600	Nissui Corp.§	43,126
2,500	Niterra Co. Ltd.§	49,742
400	Nitori Holdings Co. Ltd.§	44,756

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
900	Nitta Corp.†,§	$19,128
1,100	Nittetsu Mining Co. Ltd.§	34,362
600	Nitto Boseki Co. Ltd.§	9,594
900	Nitto Denko Corp.§	66,712
700	Nitto Kogyo Corp.§	17,374
300	Noevir Holdings Co. Ltd.§	11,419
700	NOF Corp.§	30,080
900	Nohmi Bosai Ltd.§	11,320
2,200	Nojima Corp.§	20,948
1,500	NOK Corp.§	21,993
12,400	Nomura Holdings, Inc.§	47,061
1,500	Nomura Real Estate Holdings, Inc.§	35,681
2,200	Nomura Research Institute Ltd.§	60,674
300	Noritake Co. Ltd.§	11,416
700	Noritsu Koki Co. Ltd.§	11,337
1,100	Noritz Corp.†,§	13,614
7,800	North Pacific Bank Ltd.§	15,539
800	NS United Kaiun Kaisha Ltd.†,§	19,093
800	NSD Co. Ltd.§	16,102
2,900	NSK Ltd.§	18,341
10,800	NTN Corp.§	22,968
3,600	NTT Data Corp.§	50,406
600	Obara Group, Inc.†,§	17,412
3,100	Obayashi Corp.§	26,862
500	OBIC Business Consultants Co. Ltd.§	18,329
200	Obic Co. Ltd.§	32,065
2,100	Odakyu Electric Railway Co. Ltd.§	28,144
1,100	Ogaki Kyoritsu Bank Ltd.§	14,153
300	Ohsho Food Service Corp.§	13,959
800	Oisix ra daichi, Inc.†,*,§	13,729
13,300	Oji Holdings Corp.§	49,818
1,000	Okamura Corp.§	13,307
4,600	Okasan Securities Group, Inc.§	15,342
1,800	Oki Electric Industry Co. Ltd.§	11,278
1,000	Okinawa Cellular Telephone Co.§	20,846
1,155	Okinawa Electric Power Co., Inc.*,§	9,221
500	OKUMA Corp.§	26,891
700	Okumura Corp.§	19,837
8,100	Olympus Corp.§	128,214
700	Omron Corp.§	42,881
2,800	Ono Pharmaceutical Co. Ltd.§	50,769
3,700	Onward Holdings Co. Ltd.§	10,291
900	Open House Group Co. Ltd.§	32,467
1,000	Optex Group Co. Ltd.†,§	14,102
Shares		Value (Note 1)
	Japan (Continued)
500	Oracle Corp. Japan§	$37,155
800	Organo Corp.§	23,694
2,810	Orient Corp.†,§	22,064
2,100	Oriental Land Co. Ltd.§	81,986
8,200	ORIX Corp.§	149,966
2,100	Osaka Gas Co. Ltd.§	32,214
700	Osaka Organic Chemical Industry Ltd.§	14,134
600	Osaka Soda Co. Ltd.§	22,781
1,100	OSG Corp.§	15,830
700	Otsuka Corp.§	27,240
1,000	Otsuka Holdings Co. Ltd.§	36,651
1,900	Outsourcing, Inc.§	18,136
800	Oyo Corp.†,§	11,187
1,600	Pacific Industrial Co. Ltd.§	14,513
900	Pacific Metals Co. Ltd.*,§	9,542
800	PAL GROUP Holdings Co. Ltd.§	21,678
300	PALTAC Corp.§	9,986
3,600	Pan Pacific International Holdings Corp.§	64,511
20,600	Panasonic Holdings Corp.§	252,349
700	Paramount Bed Holdings Co. Ltd.§	11,675
1,500	Park24 Co. Ltd.*,§	20,314
700	Pasona Group, Inc.§	8,131
3,900	Penta-Ocean Construction Co. Ltd.§	21,011
2,600	Persol Holdings Co. Ltd.§	47,052
2,100	Pigeon Corp.†,§	28,971
500	Pilot Corp.†,§	15,881
1,100	Piolax, Inc.†,§	16,650
900	Pola Orbis Holdings, Inc.†,§	13,116
900	Premium Group Co. Ltd.§	10,913
2,500	Press Kogyo Co. Ltd.§	10,716
600	Pressance Corp.†,§	8,461
2,100	Prestige International, Inc.§	8,915
1,100	Prima Meat Packers Ltd.§	16,597
600	Procrea Holdings, Inc.§	8,542
1,000	Proto Corp.§	7,924
1,300	Qol Holdings Co. Ltd.§	15,682
900	Raito Kogyo Co. Ltd.§	12,415
1,700	Rakus Co. Ltd.§	28,896
7,900	Rakuten Group, Inc.§	27,516
8,500	Recruit Holdings Co. Ltd.§	271,265
2,100	Relo Group, Inc.§	28,658
11,400	Renesas Electronics Corp.*,§	215,743
4,600	Rengo Co. Ltd.§	28,390

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
500	RENOVA, Inc.†,*,§	$5,658
10,600	Resona Holdings, Inc.§	50,794
3,000	Resonac Holdings Corp.§	48,797
1,100	Resorttrust, Inc.§	16,291
1,000	Restar Holdings Corp.§	17,044
5,100	Ricoh Co. Ltd.§	43,546
400	Ricoh Leasing Co. Ltd.§	11,719
800	Riken Keiki Co. Ltd.§	32,140
900	Riken Vitamin Co. Ltd.§	13,385
1,200	Rinnai Corp.§	26,151
4,000	Riso Kyoiku Co. Ltd.§	7,338
400	Rohm Co. Ltd.§	37,807
1,500	Rohto Pharmaceutical Co. Ltd.§	33,881
300	Roland Corp.†,§	8,649
400	Roland DG Corp.§	10,109
300	Rorze Corp.§	24,357
3,600	Round One Corp.†,§	14,297
1,000	RS Technologies Co. Ltd.§	22,347
500	Ryobi Ltd.†,§	7,148
3,700	Ryohin Keikaku Co. Ltd.§	36,654
200	Ryosan Co. Ltd.†,§	6,093
600	S Foods, Inc.§	13,132
1,600	S-Pool, Inc.†,§	5,882
700	Sakai Moving Service Co. Ltd.§	24,344
1,300	Sakata INX Corp.§	11,021
2,700	Sala Corp.§	14,748
1,800	SAMTY Co. Ltd.§	28,020
300	San-A Co. Ltd.§	9,495
2,100	San-Ai Obbli Co. Ltd.§	22,275
3,000	San-In Godo Bank Ltd.§	16,931
1,200	Sangetsu Corp.§	20,770
300	Sanken Electric Co. Ltd.§	28,307
1,300	Sanki Engineering Co. Ltd.§	13,689
600	Sankyo Co. Ltd.§	24,283
800	Sankyu, Inc.§	26,501
3,600	Santen Pharmaceutical Co. Ltd.§	30,616
2,300	Sanwa Holdings Corp.§	29,989
500	Sanyo Chemical Industries Ltd.§	14,769
300	Sanyo Denki Co. Ltd.§	16,185
900	Sanyo Special Steel Co. Ltd.§	17,879
1,200	Sapporo Holdings Ltd.§	30,922
900	Sato Holdings Corp.§	12,216
1,300	Sawai Group Holdings Co. Ltd.§	32,794
1,700	SBI Holdings, Inc.§	32,818
500	SBS Holdings, Inc.§	11,122
Shares		Value (Note 1)
	Japan (Continued)
500	SCREEN Holdings Co. Ltd.§	$56,793
1,600	SCSK Corp.§	25,184
700	Secom Co. Ltd.§	47,399
1,000	Sega Sammy Holdings, Inc.§	21,400
3,000	Seibu Holdings, Inc.§	30,918
1,000	Seikagaku Corp.§	5,249
3,100	Seiko Epson Corp.§	48,135
700	Seiko Group Corp.§	12,712
1,600	Seino Holdings Co. Ltd.§	22,791
800	Seiren Co. Ltd.†,§	13,756
4,300	Sekisui Chemical Co. Ltd.§	62,200
2,600	Sekisui House Ltd.§	52,614
900	Sekisui Jushi Corp.§	14,346
1,600	Senko Group Holdings Co. Ltd.§	11,526
8,500	Senshu Ikeda Holdings, Inc.†,§	13,848
1,100	Seria Co. Ltd.§	17,564
7,600	Seven & i Holdings Co. Ltd.§	328,608
7,000	Seven Bank Ltd.§	13,787
3,800	SG Holdings Co. Ltd.§	54,217
4,900	Sharp Corp.†,*,§	27,306
500	Shibaura Electronics Co. Ltd.§	23,117
1,100	Shibaura Machine Co. Ltd.§	37,322
600	Shibuya Corp.†,§	11,020
200	SHIFT, Inc.*,§	36,546
1,000	Shiga Bank Ltd.§	18,876
1,700	Shikoku Electric Power Co., Inc.*,§	11,573
900	Shikoku Kasei Holdings Corp.§	9,442
900	Shima Seiki Manufacturing Ltd.§	11,644
1,100	Shimadzu Corp.§	34,055
200	Shimamura Co. Ltd.§	18,896
700	Shimano, Inc.§	117,171
3,500	Shimizu Corp.§	22,104
1,000	Shin Nippon Biomedical Laboratories Ltd.†,§	14,857
16,000	Shin-Etsu Chemical Co. Ltd.§	531,789
2,000	Shin-Etsu Polymer Co. Ltd.§	21,278
1,300	Shinko Electric Industries Co. Ltd.§	53,234
1,700	Shinmaywa Industries Ltd.§	16,001
2,000	Shionogi & Co. Ltd.§	84,500
1,200	Ship Healthcare Holdings, Inc.§	19,814
1,100	Shiseido Co. Ltd.§	49,837
4,800	Shizuoka Financial Group, Inc.§	34,871
2,800	Shizuoka Gas Co. Ltd.§	22,823
300	SHO-BOND Holdings Co. Ltd.†,§	11,944
1,800	Shoei Co. Ltd.§	33,367

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
1,000	Siix Corp.†,§	$10,958
1,400	Simplex Holdings, Inc.§	25,609
1,100	Sinfonia Technology Co. Ltd.§	13,199
3,900	SKY Perfect JSAT Holdings, Inc.§	15,546
2,600	Skylark Holdings Co. Ltd.†,*,§	32,510
100	SMC Corp.§	55,580
1,300	SMS Co. Ltd.§	26,050
2,700	Sodick Co. Ltd.†,§	13,410
16,100	SoftBank Corp.§	172,237
4,000	SoftBank Group Corp.§	189,847
5,500	Sohgo Security Services Co. Ltd.§	31,144
2,060	Sojitz Corp.§	45,737
900	Solasto Corp.§	4,170
1,000	Sompo Holdings, Inc.§	44,830
11,200	Sony Group Corp.§	1,004,614
1,500	Sotetsu Holdings, Inc.§	26,467
700	Square Enix Holdings Co. Ltd.§	32,594
1,600	Stanley Electric Co. Ltd.§	32,441
1,600	Star Micronics Co. Ltd.†,§	20,067
800	Starts Corp., Inc.†,§	16,431
7,200	Subaru Corp.§	136,225
800	Sugi Holdings Co. Ltd.§	35,742
4,500	SUMCO Corp.§	63,692
1,100	Sumida Corp.§	11,227
700	Sumitomo Bakelite Co. Ltd.§	29,196
10,600	Sumitomo Chemical Co. Ltd.§	32,266
8,300	Sumitomo Corp.§	176,346
900	Sumitomo Densetsu Co. Ltd.§	19,443
7,200	Sumitomo Electric Industries Ltd.§	88,350
2,300	Sumitomo Forestry Co. Ltd.†,§	55,926
1,700	Sumitomo Heavy Industries Ltd.†,§	40,824
2,800	Sumitomo Metal Mining Co. Ltd.§	90,246
3,600	Sumitomo Mitsui Construction Co. Ltd.§	9,261
5,600	Sumitomo Mitsui Financial Group, Inc.§	239,686
1,800	Sumitomo Mitsui Financial Group, Inc., ADR	15,480
1,900	Sumitomo Mitsui Trust Holdings, Inc.§	67,987
900	Sumitomo Osaka Cement Co. Ltd.§	23,863
3,500	Sumitomo Pharma Co. Ltd.§	15,534
2,900	Sumitomo Realty & Development Co. Ltd.§	71,876
3,700	Sumitomo Rubber Industries Ltd.†,§	36,022
Shares		Value (Note 1)
	Japan (Continued)
400	Sumitomo Seika Chemicals Co. Ltd.§	$12,435
900	Sumitomo Warehouse Co. Ltd.§	14,834
2,600	Sun Frontier Fudousan Co. Ltd.§	25,878
700	Sundrug Co. Ltd.§	20,767
1,400	Suntory Beverage & Food Ltd.†,§	50,766
6,300	Suruga Bank Ltd.§	25,200
1,400	Suzuken Co. Ltd.§	38,136
3,200	Suzuki Motor Corp.§	116,284
1,300	Sysmex Corp.§	88,864
6,800	Systena Corp.§	13,866
800	T Hasegawa Co. Ltd.§	19,210
2,800	T&D Holdings, Inc.§	41,368
700	Tachi-S Co. Ltd.§	7,561
2,200	Tadano Ltd.†,§	17,549
1,800	Taiheiyo Cement Corp.§	35,324
600	Taisei Corp.§	20,986
600	Taisho Pharmaceutical Holdings Co. Ltd.§	22,604
600	Taiyo Holdings Co. Ltd.§	11,169
2,000	Taiyo Yuden Co. Ltd.§	57,210
2,000	Takara Bio, Inc.§	22,986
2,500	Takara Holdings, Inc.§	20,357
2,100	Takara Standard Co. Ltd.§	26,868
900	Takasago Thermal Engineering Co. Ltd.§	15,135
1,600	Takashimaya Co. Ltd.§	22,351
7,400	Takeda Pharmaceutical Co. Ltd.§	232,590
1,200	Takeuchi Manufacturing Co. Ltd.§	37,260
700	Takuma Co. Ltd.§	7,216
500	Tamron Co. Ltd.†,§	14,026
2,100	Tamura Corp.§	9,783
1,200	TBS Holdings, Inc.§	21,930
4,800	TDK Corp.§	185,862
1,300	TechMatrix Corp.§	16,863
1,000	TechnoPro Holdings, Inc.†,§	21,688
3,300	Teijin Ltd.§	33,177
400	Tekken Corp.§	5,734
1,800	Terumo Corp.§	57,247
1,300	THK Co. Ltd.†,§	26,770
1,500	TIS, Inc.§	37,583
200	TKC Corp.§	5,413
3,100	Toagosei Co. Ltd.†,§	27,864
1,500	Tobu Railway Co. Ltd.§	40,247
2,200	Tocalo Co. Ltd.§	23,094

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
3,500	Toda Corp.§	$19,702
100	Toei Co. Ltd.§	12,759
600	Toho Co. Ltd.§	22,826
1,300	Toho Gas Co. Ltd.§	22,554
1,500	Toho Holdings Co. Ltd.§	27,617
1,400	Toho Titanium Co. Ltd.†,§	17,071
1,500	Toho Zinc Co. Ltd.§	17,653
3,300	Tohoku Electric Power Co., Inc.*,§	20,420
4,500	Tokai Carbon Co. Ltd.†,§	41,438
1,000	Tokai Corp.§	13,142
1,300	TOKAI Holdings Corp.§	8,131
1,300	Tokai Rika Co. Ltd.§	19,332
4,800	Tokai Tokyo Financial Holdings, Inc.§	12,777
200	Token Corp.§	10,351
13,000	Tokio Marine Holdings, Inc.§	300,159
1,100	Tokuyama Corp.§	18,207
700	Tokyo Century Corp.§	25,315
10,300	Tokyo Electric Power Co. Holdings, Inc.*,§	37,777
2,700	Tokyo Electron Ltd.§	386,650
2,400	Tokyo Gas Co. Ltd.§	52,434
1,400	Tokyo Kiraboshi Financial Group, Inc.§	30,589
500	Tokyo Ohka Kogyo Co. Ltd.§	30,641
800	Tokyo Seimitsu Co. Ltd.†,§	44,285
2,000	Tokyo Steel Manufacturing Co. Ltd.§	18,928
2,700	Tokyo Tatemono Co. Ltd.§	34,838
400	Tokyotokeiba Co. Ltd.†,§	10,941
1,700	Tokyu Construction Co. Ltd.§	8,801
3,000	Tokyu Corp.§	36,179
9,700	Tokyu Fudosan Holdings Corp.§	55,520
5,300	TOMONY Holdings, Inc.§	13,535
1,900	Tomy Co. Ltd.§	23,968
1,500	Topcon Corp.§	21,952
1,500	TOPPAN, Inc.§	32,409
1,100	Topre Corp.§	12,220
500	Topy Industries Ltd.†,§	7,894
6,400	Toray Industries, Inc.§	35,755
1,100	Toridoll Holdings Corp.§	23,984
1,300	Tosei Corp.§	15,828
2,100	Toshiba Corp.§	65,823
500	Toshiba TEC Corp.§	14,405
3,600	Tosoh Corp.§	42,681
Shares		Value (Note 1)
	Japan (Continued)
1,000	Totetsu Kogyo Co. Ltd.§	$18,618
700	TOTO Ltd.§	21,113
1,700	Towa Corp.§	30,542
900	Towa Pharmaceutical Co. Ltd.§	11,098
3,100	Toyo Construction Co. Ltd.§	23,347
200	Toyo Gosei Co. Ltd.†,§	14,307
500	Toyo Ink SC Holdings Co. Ltd.†,§	7,570
1,000	Toyo Seikan Group Holdings Ltd.§	14,770
800	Toyo Suisan Kaisha Ltd.§	36,087
1,100	Toyo Tanso Co. Ltd.§	39,443
3,700	Toyo Tire Corp.†,§	49,258
2,500	Toyobo Co. Ltd.§	17,934
1,600	Toyoda Gosei Co. Ltd.§	30,457
700	Toyota Industries Corp.§	50,218
41,200	Toyota Motor Corp.§	658,419
1,500	Toyota Tsusho Corp.§	74,879
600	TPR Co. Ltd.§	7,084
300	Trancom Co. Ltd.§	13,713
500	Transcosmos, Inc.§	12,426
1,200	TRE Holdings Corp.§	10,384
900	Trend Micro, Inc.§	43,585
800	Tri Chemical Laboratories, Inc.§	15,699
1,100	Trusco Nakayama Corp.†,§	17,475
1,600	TS Tech Co. Ltd.§	20,272
1,200	Tsubaki Nakashima Co. Ltd.†,§	6,774
600	Tsubakimoto Chain Co.§	15,342
1,700	Tsuburaya Fields Holdings, Inc.§	35,572
1,900	Tsugami Corp.§	18,347
1,600	Tsumura & Co.§	29,617
500	Tsuruha Holdings, Inc.§	37,258
700	TV Asahi Holdings Corp.§	8,004
1,000	UACJ Corp.§	19,028
2,000	UBE Corp.§	34,372
200	Uchida Yoko Co. Ltd.§	8,095
800	Ulvac, Inc.†,§	34,044
1,000	Unicharm Corp.§	37,051
800	Unipres Corp.§	6,475
1,100	United Super Markets Holdings, Inc.§	8,506
500	Universal Entertainment Corp.†,*,§	8,530
2,000	Ushio, Inc.§	27,013
1,900	USS Co. Ltd.§	31,489
600	UT Group Co. Ltd.*,§	12,679
400	V Technology Co. Ltd.†,§	6,757
1,200	Valor Holdings Co. Ltd.§	16,690

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
1,000	Valqua Ltd.†,§	$27,376
400	Visional, Inc.*,§	22,144
1,400	Vital KSK Holdings, Inc.§	8,677
3,800	VT Holdings Co. Ltd.§	14,467
800	Wacoal Holdings Corp.§	16,017
3,000	Wacom Co. Ltd.§	12,314
1,800	Wakita & Co. Ltd.†,§	16,179
1,600	Warabeya Nichiyo Holdings Co. Ltd.§	24,714
800	Welcia Holdings Co. Ltd.§	16,646
500	West Holdings Corp.§	8,713
1,200	West Japan Railway Co.§	49,940
300	Workman Co. Ltd.†,§	10,831
1,000	Xebio Holdings Co. Ltd.§	7,571
1,200	YA-MAN Ltd.†,§	8,427
500	Yakult Honsha Co. Ltd.§	31,680
9,500	Yamada Holdings Co. Ltd.§	27,988
2,100	Yamaguchi Financial Group, Inc.§	14,195
900	Yamaha Corp.§	34,610
3,100	Yamaha Motor Co. Ltd.†,§	89,327
1,300	Yamaichi Electronics Co. Ltd.§	21,560
2,100	Yamato Holdings Co. Ltd.§	37,979
900	Yamato Kogyo Co. Ltd.§	38,527
2,100	Yamazaki Baking Co. Ltd.§	28,434
1,700	Yamazen Corp.§	13,100
400	Yaoko Co. Ltd.†,§	20,087
1,200	Yaskawa Electric Corp.§	55,243
1,200	Yellow Hat Ltd.§	15,462
600	Yodogawa Steel Works Ltd.§	14,177
600	Yokogawa Bridge Holdings Corp.§	10,562
2,000	Yokogawa Electric Corp.§	36,703
1,100	Yokohama Rubber Co. Ltd.†,§	24,205
2,500	Yokorei Co. Ltd.§	20,363
1,500	Yokowo Co. Ltd.§	19,399
1,100	Yonex Co. Ltd.§	10,644
1,100	Yoshinoya Holdings Co. Ltd.§	19,512
500	Yuasa Trading Co. Ltd.§	15,304
10,500	Z Holdings Corp.§	25,356
700	Zenkoku Hosho Co. Ltd.§	24,360
900	Zensho Holdings Co. Ltd.§	40,034
2,300	Zeon Corp.§	22,301
800	ZERIA Pharmaceutical Co. Ltd.§	13,627
1,000	ZOZO, Inc.§	20,697
		34,239,309
Shares		Value (Note 1)
	Netherlands—2.3%
2,261	Aalberts NV§	$95,181
1,809	ABN AMRO Bank NV, CVA#,§	28,137
576	Acomo NV§	13,764
62	Adyen NV#,*,§	107,422
11,005	Aegon NV§	55,737
4,173	Aegon NV, Registered†	21,157
1,061	Akzo Nobel NV§	86,695
292	Alfen NV†,#,*,§	19,642
3,191	Allfunds Group PLC§	19,510
580	AMG Critical Materials NV§	30,041
909	APERAM SA†,§	28,427
889	Arcadis NV§	37,220
2,831	ArcelorMittal SA§	77,129
316	ASM International NV§	134,388
1,963	ASML Holding NV§	1,420,959
290	ASML Holding NV, Registered	210,177
2,907	ASR Nederland NV§	130,751
894	Basic-Fit NV†,#,*,§	34,138
909	BE Semiconductor Industries NV§	98,542
1,433	Coca-Cola Europacific Partners PLC§	92,261
988	Corbion NV§	23,580
936	CTP NV†,#,§	12,152
691	Flow Traders Ltd.§	15,247
2,215	Fugro NV*,§	34,452
1,262	Heijmans NV, CVA§	14,935
1,258	Heineken NV§	129,463
561	IMCD NV§	80,694
16,312	ING Groep NV§	220,287
1,457	InPost SA*,§	15,809
1,082	JDE Peet's NV§	32,186
11,174	Koninklijke Ahold Delhaize NV§	381,143
7,677	Koninklijke BAM Groep NV§	14,793
36,886	Koninklijke KPN NV§	131,679
1,756	Koninklijke Philips NV†,*	38,088
3,646	Koninklijke Philips NV*,§	78,901
1,604	Koninklijke Vopak NV§	57,201
198	Nedap NV§	12,578
2,056	NN Group NV†,§	76,290
2,076	OCI NV*,§	49,838
4,749	Ordina NV§	29,382
17,809	Pharming Group NV†,*,§	20,914
13,890	PostNL NV§	24,201
1,235	Prosus NV*,§	90,375
1,606	Randstad NV§	84,639

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Netherlands (Continued)
2,766	SBM Offshore NV§	$37,941
2,800	Signify NV#,§	78,514
839	Sligro Food Group NV§	14,445
506	TKH Group NV§	25,099
1,381	TomTom NV†,*,§	10,734
5,623	Universal Music Group NV§	124,929
1,383	Van Lanschot Kempen NV§	46,422
2,894	Wolters Kluwer NV§	367,465
		5,115,654
	New Zealand—0.3%
5,589	a2 Milk Co. Ltd.†,*,§	18,326
45,960	Air New Zealand Ltd.*,§	22,042
11,843	Arvida Group Ltd.§	9,183
6,411	Auckland International Airport Ltd.*,§	33,594
12,705	Channel Infrastructure NZ Ltd.§	11,481
7,155	Chorus Ltd.†,§	37,028
5,950	Contact Energy Ltd.§	29,592
1,200	EBOS Group Ltd.†,§	27,151
2,511	Fisher & Paykel Healthcare Corp. Ltd.§	37,738
9,814	Fletcher Building Ltd.§	32,693
3,759	Freightways Group Ltd.†,§	19,227
5,104	Genesis Energy Ltd.§	8,563
13,804	Heartland Group Holdings Ltd.†,§	14,446
4,880	Infratil Ltd.§	30,438
21,719	KMD Brands Ltd.†,§	13,338
647	Mainfreight Ltd.§	28,641
5,448	Mercury NZ Ltd.§	21,740
5,888	Meridian Energy Ltd.§	20,288
12,393	Oceania Healthcare Ltd.§	5,856
1,991	Port of Tauranga Ltd.§	7,632
684	Restaurant Brands New Zealand Ltd.§	2,626
2,549	Ryman Healthcare Ltd.†,§	10,343
2,832	Skellerup Holdings Ltd.†,§	7,980
6,026	SKY Network Television Ltd.§	9,010
18,375	SKYCITY Entertainment Group Ltd.§	25,720
15,590	Spark New Zealand Ltd.§	48,730
4,177	Summerset Group Holdings Ltd.§	24,611
7,097	Vector Ltd.§	17,502
5,190	Warehouse Group Ltd.§	5,621
		581,140
Shares		Value (Note 1)
	Norway—0.7%
21,108	ABG Sundal Collier Holding ASA§	$10,245
2,559	Adevinta ASA*,§	16,783
511	AF Gruppen ASA§	6,338
204	Aker ASA, Class A§	11,569
2,757	Aker BP ASA§	64,605
4,348	Aker Solutions ASA§	15,738
1,456	Atea ASA*,§	21,161
758	Atlantic Sapphire ASA†,*,§	463
2,299	Austevoll Seafood ASA§	15,885
11,411	B2Holding ASA§	7,060
438	Bakkafrost P/F§	26,205
621	BLUENORD ASA†,*,§	23,652
480	Bonheur ASA§	11,627
2,956	Borr Drilling Ltd.*	22,259
1,580	Borregaard ASA§	23,381
1,681	Bouvet ASA§	10,166
1,356	BW Energy Ltd.*,§	3,261
3,354	BW LPG Ltd.#,§	33,505
5,362	BW Offshore Ltd.§	13,088
968	Crayon Group Holding ASA#,*,§	9,465
3,857	DNB Bank ASA§	72,110
12,792	DNO ASA†,§	11,270
6,672	Elkem ASA#,§	15,440
745	Entra ASA†,#,§	6,758
8,780	Equinor ASA§	255,056
4,440	Europris ASA#,§	29,618
1,012	FLEX LNG Ltd.§	30,822
1,736	Frontline PLC	24,985
1,401	Gjensidige Forsikring ASA§	22,454
2,309	Golden Ocean Group Ltd.§	17,387
768	Grieg Seafood ASA†,§	4,807
3,883	Hafnia Ltd.§	18,974
2,715	Hexagon Composites ASA*,§	6,889
4,610	Kahoot! ASA†,*,§	12,609
391	Kongsberg Gruppen ASA§	17,786
2,342	Leroy Seafood Group ASA§	8,886
2,023	Mowi ASA§	32,105
6,935	MPC Container Ships ASA§	11,852
14,484	NEL ASA†,*,§	16,999
864	Nordic Semiconductor ASA*,§	10,492
4,420	Norsk Hydro ASA§	26,272
23,135	Norwegian Air Shuttle ASA*,§	22,200
5,186	Odfjell Drilling Ltd.*,§	12,493
864	Odfjell Technology Ltd.§	3,572
4,229	Orkla ASA§	30,370

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Norway (Continued)
11,538	PGS ASA*,§	$6,409
1,686	Protector Forsikring ASA§	25,948
397	Salmar ASA§	16,014
1,104	Scatec ASA#,§	7,233
614	Schibsted ASA, Class A§	10,769
1,650	Schibsted ASA, Class B§	27,380
6,053	Shelf Drilling Ltd.#,*,§	11,104
1,083	SpareBank 1 Sorost-Norge§	5,105
1,199	SpareBank 1 SR-Bank ASA§	14,536
580	Stolt-Nielsen Ltd.§	14,754
3,149	Storebrand ASA§	24,550
2,103	Subsea 7 SA§	26,161
4,471	Telenor ASA§	45,324
2,114	TGS ASA§	31,403
1,776	TOMRA Systems ASA§	28,541
5,444	Var Energi ASA§	14,809
1,273	Veidekke ASA§	13,639
2,083	Wallenius Wilhelmsen ASA§	14,420
388	Wilh Wilhelmsen Holding ASA, Class A§	10,199
1,163	Yara International ASA†,§	41,065
		1,458,025
	Portugal—0.2%
3,185	Altri SGPS SA†,§	14,461
136,257	Banco Comercial Portugues SA, Class R*,§	32,697
976	Corticeira Amorim SGPS SA†,§	10,304
2,841	CTT-Correios de Portugal SA§	10,810
1,832	EDP Renovaveis SA§	36,694
14,431	Energias de Portugal SA§	70,637
9,062	Galp Energia SGPS SA†,§	105,956
1,035	Greenvolt-Energias Renovaveis SA†,*,§	6,912
1,411	Jeronimo Martins SGPS SA§	38,902
5,953	Navigator Co. SA†,§	20,174
8,146	NOS SGPS SA†,§	28,986
10,709	Redes Energeticas Nacionais SGPS SA§	29,167
20,529	Sonae SGPS SA§	20,194
		425,894
	Singapore—0.7%
4,200	AEM Holdings Ltd.†,§	11,579
23,500	Capitaland India Trust§	19,807
Shares		Value (Note 1)
	Singapore (Continued)
14,300	Capitaland Investment Ltd.§	$35,147
9,400	City Developments Ltd.§	46,863
23,400	ComfortDelGro Corp. Ltd.§	20,104
12,122	DBS Group Holdings Ltd.§	283,441
3,900	DFI Retail Group Holdings Ltd.§	10,701
18,300	First Resources Ltd.§	18,876
23,100	Frencken Group Ltd.§	15,483
35,400	Genting Singapore Ltd.§	24,565
132,400	Golden Agri-Resources Ltd.§	24,134
800	Great Eastern Holdings Ltd.§	10,444
11,200	GuocoLand Ltd.§	12,588
2,600	Haw Par Corp. Ltd.§	18,002
3,200	Hong Leong Finance Ltd.§	5,920
7,200	Hongkong Land Holdings Ltd.§	28,130
192,400	Hutchison Port Holdings Trust§	37,227
1,900	iFAST Corp. Ltd.†,§	6,481
900	Jardine Cycle & Carriage Ltd.§	23,229
7,500	Keppel Corp. Ltd.§	37,331
60,455	Keppel Infrastructure Trust§	22,804
12,300	Nanofilm Technologies International Ltd.†,§	12,339
46,800	Netlink NBN Trust§	29,597
8,300	Olam Group Ltd.§	8,562
11,139	Oversea-Chinese Banking Corp. Ltd.§	101,495
25,200	Raffles Medical Group Ltd.§	25,379
14,023	SATS Ltd.†,*,§	26,799
442,537	Seatrium Ltd.*,§	40,981
10,100	Sembcorp Industries Ltd.§	42,987
19,200	Sheng Siong Group Ltd.§	23,285
12,099	Singapore Airlines Ltd.†,§	64,032
10,200	Singapore Exchange Ltd.§	72,621
32,900	Singapore Post Ltd.§	10,977
13,200	Singapore Technologies Engineering Ltd.§	36,012
25,600	Singapore Telecommunications Ltd.§	47,432
22,000	StarHub Ltd.§	16,896
5,192	Straits Trading Co. Ltd.§	7,921
9,500	UMS Holdings Ltd.†,§	7,467
6,600	United Overseas Bank Ltd.§	136,818
6,300	UOL Group Ltd.§	30,004
3,500	Venture Corp. Ltd.§	38,228
23,900	Wilmar International Ltd.§	67,305
15,000	Wing Tai Holdings Ltd.§	16,320

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Singapore (Continued)
23,500	Yangzijiang Shipbuilding Holdings Ltd.§	$26,108
		1,602,421
	Spain—1.7%
418	Acciona SA†,§	70,990
4,531	Acerinox SA§	48,187
1,778	ACS Actividades de Construccion y Servicios SA†,§	62,514
622	Aena SME SA#,§	100,543
1,188	Almirall SA†,§	9,821
2,754	Amadeus IT Group SA*,§	209,968
2,480	Applus Services SA§	26,692
5,985	Atresmedia Corp. de Medios de Comunicacion SA§	22,797
48,215	Banco Bilbao Vizcaya Argentaria SA§	371,772
13,416	Banco Bilbao Vizcaya Argentaria SA, ADR†	103,035
92,569	Banco de Sabadell SA§	107,032
97,273	Banco Santander SA§	360,930
9,842	Bankinter SA†,§	60,687
16,372	CaixaBank SA§	67,909
1,374	Cellnex Telecom SA#,*,§	55,702
796	Cia de Distribucion Integral Logista Holdings SA§	21,453
861	CIE Automotive SA†,§	26,357
318	Construcciones y Auxiliar de Ferrocarriles SA†,§	10,684
562	Corp. ACCIONA Energias Renovables SA†,§	18,804
1,692	Ebro Foods SA†,§	29,840
986	Elecnor SA§	14,001
3,256	Enagas SA†,§	63,976
7,602	Ence Energia y Celulosa SA†,§	23,962
4,243	Endesa SA†,§	91,151
4,660	Ercros SA§	16,220
10,352	Faes Farma SA†,§	35,936
804	Ferrovial SE†,§	25,456
1,842	Fluidra SA†,§	35,875
1,318	Fomento de Construcciones y Contratas SA†,*,§	16,964
3,465	Gestamp Automocion SA#,§	16,303
4,339	Global Dominion Access SA†,#,§	18,579
1,891	Grifols SA†,*,§	24,253
Shares		Value (Note 1)
	Spain (Continued)
705	Grupo Catalana Occidente SA†,§	$21,670
25,080	Iberdrola SA§	327,592
2,164	Indra Sistemas SA†,§	27,354
6,499	Industria de Diseno Textil SA§	252,501
147	Laboratorios Farmaceuticos Rovi SA†,§	6,797
5,075	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros†,§	4,572
19,051	Mapfre SA†,§	37,890
4,190	Melia Hotels International SA*,§	29,105
1,615	Naturgy Energy Group SA†,§	48,106
1,960	Neinor Homes SA#,*,§	19,742
145	Pharma Mar SA§	4,822
2,459	Prosegur Compania de Seguridad SA†,§	4,371
2,599	Redeia Corp. SA†,§	43,645
17,883	Repsol SA†,§	260,019
11,033	Sacyr SA†,§	37,744
1,856	Solaria Energia y Medio Ambiente SA†,*,§	28,498
63,209	Telefonica SA§	256,428
3,839	Tubacex SA§	11,397
40,719	Unicaja Banco SA†,#,§	42,864
452	Vidrala SA§	42,649
742	Viscofan SA§	51,251
		3,727,410
	Sweden—2.0%
984	AAK AB§	18,513
1,552	AcadeMedia AB#,§	7,252
1,327	AddLife AB, Class B§	14,966
3,120	AddNode Group AB†,§	24,159
1,229	AddTech AB, Class B§	26,788
1,712	AFRY AB§	25,291
695	Alfa Laval AB§	25,345
1,866	Alimak Group AB#,§	14,590
1,793	Alleima AB§	8,169
510	Alligo AB, Class B§	5,200
4,107	Ambea AB#,§	13,359
556	Annehem Fastigheter AB, Class B*,§	919
313	AQ Group AB§	12,470
3,735	Arjo AB, Class B§	13,542
3,136	Assa Abloy AB, Class B§	75,277
15,988	Atlas Copco AB, Class A§	230,583
9,748	Atlas Copco AB, Class B§	121,456

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Sweden (Continued)
810	Atrium Ljungberg AB, Class B§	$14,010
3,696	Attendo AB#,*,§	10,830
1,217	Avanza Bank Holding AB†,§	24,822
1,245	Axfood AB§	26,336
1,079	Beijer Alma AB§	22,557
1,530	Beijer Ref AB§	19,552
808	Bergman & Beving AB§	12,928
2,259	Betsson AB, Class B*,§	24,063
791	Better Collective AS*,§	16,353
1,218	Bilia AB, Class A§	12,713
3,167	Billerud AB§	24,097
1,495	BioGaia AB, Class B§	16,082
981	Biotage AB§	12,225
3,089	Boliden AB§	89,413
1,253	Bonava AB, Class B†,§	2,109
1,975	Boozt AB†,#,*,§	22,072
1,482	Bravida Holding AB#,§	14,243
670	Bufab AB§	22,952
1,399	Bure Equity AB§	32,543
3,952	Byggmax Group AB†,*,§	10,595
2,626	Castellum AB†,§	25,088
447	Catena AB§	16,373
660	Cellavision AB†,§	11,237
1,045	Cibus Nordic Real Estate AB†,§	10,173
855	Clas Ohlson AB, Class B§	6,421
7,868	Cloetta AB, Class B§	14,313
1,066	Concentric AB§	20,319
1,370	Coor Service Management Holding AB#,§	6,720
14,402	Corem Property Group AB, Class B†,§	6,782
2,643	Dios Fastigheter AB§	16,872
5,933	Dometic Group AB#,§	39,041
1,685	Duni AB§	16,576
2,823	Dustin Group AB#,*,§	7,833
736	Elanders AB, Class B§	8,138
1,713	Electrolux AB, Class B§	23,412
3,376	Electrolux Professional AB, Class B§	18,325
4,884	Elekta AB, Class B†,§	37,773
8,427	Embracer Group AB*,§	21,092
3,005	Epiroc AB, Class A§	56,920
1,782	Epiroc AB, Class B§	28,822
689	Essity AB, Class A§	18,302
1,672	Essity AB, Class B§	44,504
Shares		Value (Note 1)
	Sweden (Continued)
675	Evolution AB#,§	$85,536
1,567	Fabege AB†,§	11,311
2,158	Fagerhult AB†,§	13,684
6,378	Fastighets AB Balder, Class B*,§	23,307
79	Fenix Outdoor International AG§	5,458
3,690	Fortnox AB§	21,793
703	GARO AB§	4,096
1,600	Getinge AB, Class B§	28,046
1,494	Granges AB§	14,264
6,857	H & M Hennes & Mauritz AB, Class B§	117,925
3,499	Hexagon AB, Class B§	43,084
1,400	Hexatronic Group AB†,§	10,448
3,325	Hexpol AB§	35,294
366	HMS Networks AB§	17,930
3,175	Hoist Finance AB#,*,§	8,234
833	Holmen AB, Class B§	29,937
690	Hufvudstaden AB, Class A§	8,198
4,766	Husqvarna AB, Class B†,§	43,231
1,427	Indutrade AB§	32,199
1,465	Instalco AB§	7,311
2,972	International Petroleum Corp.†,*,§	24,344
1,692	Intrum AB†,§	10,993
2,675	Inwido AB§	24,355
1,080	JM AB§	14,405
1,933	Karnov Group AB*,§	8,817
2,288	Kindred Group PLC, SDR§	24,375
512	KNOW IT AB§	8,280
2,602	Lagercrantz Group AB, Class B§	33,558
1,864	Lifco AB, Class B§	40,564
1,567	Lindab International AB§	22,278
981	Loomis AB§	28,647
641	Medcap AB*,§	16,343
1,134	Medicover AB, Class B§	17,211
2,179	MEKO AB§	22,502
2,979	Millicom International Cellular SA, SDR*,§	45,563
302	MIPS AB§	14,994
1,742	Modern Times Group MTG AB, Class B*,§	11,111
510	Momentum Group AB§	5,745
1,828	Munters Group AB#,§	20,758
1,021	Mycronic AB§	25,307
2,840	NCAB Group AB§	22,126
1,536	NCC AB, Class B†,§	13,428

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Sweden (Continued)
1,296	New Wave Group AB, Class B§	$11,407
5,005	Nibe Industrier AB, Class B§	47,571
3,170	Nobia AB*,§	4,025
3,940	Nolato AB, Class B§	18,515
1,234	Nordic Waterproofing Holding AB†,§	15,767
2,933	Nordnet AB publ§	39,327
474	Note AB*,§	9,981
1,681	Nyfosa AB†,§	9,327
1,014	OEM International AB, Class B§	9,219
1,353	Orron Energy ab†,*,§	1,423
609	Pandox AB§	7,103
6,582	Peab AB, Class B§	26,186
1,578	Platzer Fastigheter Holding AB, Class B§	11,690
4,394	Ratos AB, Class B§	12,335
774	Rejlers AB§	10,375
5,625	Resurs Holding AB†,#,§	10,466
528	Saab AB, Class B§	28,543
1,598	Sagax AB, Class B§	31,584
6,434	Samhallsbyggnadsbolaget i Norden AB†,§	2,464
7,796	Sandvik AB§	152,229
2,495	Scandi Standard AB§	11,826
2,471	Scandic Hotels Group AB#,*,§	10,010
609	Sdiptech AB, Class B*,§	15,096
1,030	Sectra AB, Class B*,§	17,269
4,428	Securitas AB, Class B§	36,367
5,251	Sinch AB†,#,*,§	11,885
6,035	Skandinaviska Enskilda Banken AB, Class A§	66,771
2,462	Skanska AB, Class B§	34,542
426	SKF AB, Class A§	7,390
2,848	SKF AB, Class B§	49,599
1,180	SkiStar AB§	12,630
562	Solid Forsakring AB§	3,308
4,349	SSAB AB, Class A§	30,958
11,188	SSAB AB, Class B§	77,584
9,462	Stillfront Group AB*,§	15,857
3,118	Svenska Cellulosa AB SCA, Class B§	39,775
6,847	Svenska Handelsbanken AB, Class A§	57,431
1,170	Sweco AB, Class B§	12,887
3,365	Swedbank AB, Class A§	56,831
Shares		Value (Note 1)
	Sweden (Continued)
987	Swedish Orphan Biovitrum AB*,§	$19,249
2,312	Systemair AB§	16,847
6,025	Tele2 AB, Class B§	49,868
1,292	Telefonaktiebolaget LM Ericsson, Class A§	7,354
30,267	Telefonaktiebolaget LM Ericsson, Class B§	165,078
40,013	Telia Co. AB§	87,751
1,057	Thule Group AB#,§	31,055
1,537	Trelleborg AB, Class B§	37,301
353	Troax Group AB§	6,962
700	Viaplay Group AB†,*,§	4,015
471	Vitec Software Group AB, Class B§	23,664
557	Vitrolife AB§	10,812
1,877	Volvo AB, Class A§	40,029
15,265	Volvo AB, Class B§	316,626
7,017	Volvo Car AB, Class B*,§	27,901
1,622	Wallenstam AB, Class B§	5,491
2,008	Wihlborgs Fastigheter AB§	14,522
		4,432,478
	Switzerland—5.3%
9,103	ABB Ltd., Registered§	358,188
869	Accelleron Industries AG§	20,786
2,407	Adecco Group AG, Registered§	78,566
679	Aevis Victoria SA§	13,958
2,917	Alcon, Inc.§	242,361
242	Allreal Holding AG, Registered§	40,878
137	ALSO Holding AG, Registered§	29,518
5,154	ams-OSRAM AG*,§	37,113
47	APG SGA SA§	9,819
1,914	Arbonia AG§	21,697
24,513	Aryzta AG*,§	40,732
590	Ascom Holding AG, Registered§	7,197
119	Autoneum Holding AG†,*,§	19,502
765	Baloise Holding AG, Registered§	112,509
58	Banque Cantonale de Geneve, Bearer Shares§	14,064
666	Banque Cantonale Vaudoise, Registered†,§	70,360
33	Barry Callebaut AG, Registered§	63,702
247	Basilea Pharmaceutica AG, Registered*,§	11,683
71	Belimo Holding AG, Registered§	35,424
35	Bell Food Group AG, Registered§	9,956

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Switzerland (Continued)
276	Bellevue Group AG§	$8,211
76	Berner Kantonalbank AG, Registered§	19,713
276	BKW AG§	48,754
127	Bossard Holding AG, Registered Class A§	28,231
147	Bucher Industries AG, Registered§	64,849
43	Burckhardt Compression Holding AG§	25,242
137	Burkhalter Holding AG§	14,093
40	Bystronic AG†,§	26,605
262	Calida Holding AG, Registered§	9,980
456	Cembra Money Bank AG§	37,835
1	Chocoladefabriken Lindt & Spruengli AG, Registered§	124,058
2,284	Cie Financiere Richemont SA, Registered Class A§	387,535
79	Cie Financiere Tradition SA, Bearer Shares§	10,464
5,039	Clariant AG, Registered*,§	72,840
205	Coltene Holding AG, Registered*,§	16,215
168	Comet Holding AG, Registered§	42,885
148	COSMO Pharmaceuticals NV§	7,480
98	CPH Chemie & Papier Holding AG, Registered§	9,268
93	Daetwyler Holding AG, Bearer Shares†,§	19,836
761	DKSH Holding AG§	56,623
66	dormakaba Holding AG§	29,674
967	DSM-Firmenich AG*,§	104,064
2,191	Dufry AG, Registered*,§	99,875
1,608	EFG International AG*,§	16,338
36	Emmi AG, Registered†,§	34,706
44	EMS-Chemie Holding AG, Registered§	33,325
338	Flughafen Zurich AG, Registered†,§	70,251
20	Forbo Holding AG, Registered§	28,702
860	Galenica AG#,§	69,463
5,107	GAM Holding AG†,*,§	3,086
266	Geberit AG, Registered§	139,265
1,909	Georg Fischer AG, Registered§	143,368
58	Givaudan SA, Registered§	192,412
566	Helvetia Holding AG, Registered§	76,618
136	Hiag Immobilien Holding AG§	11,549
3,415	Holcim AG*,§	229,599
Shares		Value (Note 1)
	Switzerland (Continued)
298	Huber & Suhner AG, Registered§	$24,564
547	Implenia AG, Registered§	26,573
109	Ina Invest Holding AG*,§	2,227
36	Inficon Holding AG, Registered§	43,428
12	Interroll Holding AG, Registered§	37,151
16	Intershop Holding AG§	10,671
110	Investis Holding SA§	11,280
2,012	Julius Baer Group Ltd.§	126,862
80	Jungfraubahn Holding AG, Registered§	13,424
169	Kardex Holding AG, Registered§	38,006
90	Komax Holding AG, Registered†,§	23,317
592	Kuehne & Nagel International AG, Registered§	175,006
580	Landis & Gyr Group AG†,*,§	49,782
13	LEM Holding SA, Registered§	32,535
167	Liechtensteinische Landesbank AG†,§	10,951
765	Logitech International SA, Registered§	45,485
579	Logitech International SA, Registered†	34,393
125	Lonza Group AG, Registered§	74,649
367	Luzerner Kantonalbank AG§	30,217
103	Medacta Group SA#,§	14,059
636	Medmix AG#,§	16,819
2	Metall Zug AG, Registered Class B§	3,664
1,480	Mobilezone Holding AG, Registered§	22,754
165	Mobimo Holding AG, Registered§	44,556
14,693	Nestle SA, Registered§	1,767,931
116	Novartis AG, ADR†	11,706
10,645	Novartis AG, Registered§	1,074,372
4,832	OC Oerlikon Corp. AG, Registered§	24,048
136	Orior AG§	11,624
169	Partners Group Holding AG§	159,129
500	PSP Swiss Property AG, Registered§	55,900
78	Rieter Holding AG, Registered†,§	8,096
3,948	Roche Holding AG§	1,206,491
158	Roche Holding AG, Bearer Shares†,§	51,853
25	Romande Energie Holding SA§	1,483
132	Schindler Holding AG, Registered§	29,663
25	Schweiter Technologies AG†,§	18,010
273	Sensirion Holding AG#,*,§	29,896

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Switzerland (Continued)
423	SFS Group AG§	$55,827
1,125	SGS SA, Registered§	106,255
91	Siegfried Holding AG, Registered*,§	75,211
3,372	SIG Group AG*,§	93,192
685	Sika AG, Registered§	195,925
2,142	Softwareone Holding AG*,§	42,569
414	Sonova Holding AG, Registered§	110,288
68	St. Galler Kantonalbank AG, Registered§	36,911
894	Stadler Rail AG†,§	34,957
388	Straumann Holding AG, Registered§	63,007
497	Sulzer AG, Registered§	42,753
146	Swatch Group AG, Bearer Shares§	42,791
534	Swatch Group AG, Registered§	29,352
173	Swiss Life Holding AG, Registered§	101,220
1,371	Swiss Prime Site AG, Registered§	118,984
1,902	Swiss Re AG§	191,523
330	Swisscom AG, Registered§	205,873
247	Swissquote Group Holding SA, Registered§	51,512
904	Temenos AG, Registered§	71,978
174	TX Group AG§	20,805
276	u-blox Holding AG*,§	30,278
389	UBS Group AG	7,885
13,387	UBS Group AG, Registered§	272,367
335	Valiant Holding AG, Registered§	34,876
310	VAT Group AG#,§	128,395
23	Vaudoise Assurances Holding SA§	11,260
400	Vetropack Holding AG, Registered§	18,557
540	Vontobel Holding AG, Registered†,§	34,325
77	VP Bank AG, Class A§	7,264
219	VZ Holding AG§	20,180
106	Walliser Kantonalbank, Registered§	13,092
6	Warteck Invest AG, Registered§	13,381
59	Ypsomed Holding AG, Registered§	17,793
104	Zehnder Group AG, Registered§	8,407
6	Zug Estates Holding AG, Class B§	10,692
2	Zuger Kantonalbank AG, Brearer Shares§	17,027
1,051	Zurich Insurance Group AG§	499,334
		11,749,646
	United Kingdom—9.1%
6,965	3i Group PLC§	172,970
533	4imprint Group PLC§	32,547
Shares		Value (Note 1)
	United Kingdom (Continued)
2,172	888 Holdings PLC†,*,§	$2,707
22,090	abrdn PLC§	61,303
2,058	Admiral Group PLC§	54,532
3,336	Advanced Medical Solutions Group PLC§	9,581
1,488	AG Barr PLC§	8,886
13,183	Airtel Africa PLC#,§	18,104
6,044	AJ Bell PLC§	24,637
12,432	Alliance Pharma PLC†,§	7,870
7,245	Anglo American PLC§	205,355
3,594	Antofagasta PLC§	66,978
8,120	Ascential PLC*,§	22,850
8,024	Ashmore Group PLC§	21,212
5,023	Ashtead Group PLC§	348,797
355	ASOS PLC†,*,§	1,728
1,230	Associated British Foods PLC§	31,199
4,772	AstraZeneca PLC§	683,533
959	AstraZeneca PLC, ADR	68,636
2,563	Atalaya Mining PLC§	10,412
1,309	Auction Technology Group PLC*,§	12,429
10,185	Auto Trader Group PLC#,§	78,940
17,940	Aviva PLC§	90,418
835	Avon Rubber PLC§	9,030
15,398	B&M European Value Retail SA§	109,147
10,618	Babcock International Group PLC†,*,§	38,184
7,934	BAE Systems PLC§	93,613
9,792	Balfour Beatty PLC§	42,436
617	Bank of Georgia Group PLC†,§	22,927
77,155	Barclays PLC§	150,710
18,340	Barclays PLC, ADR	144,152
10,368	Barratt Developments PLC§	54,429
9,934	Beazley PLC§	74,540
2,110	Bellway PLC§	53,406
733	Berkeley Group Holdings PLC§	36,510
2,271	Bloomsbury Publishing PLC§	12,575
2,945	Bodycote PLC§	23,964
8,370	boohoo Group PLC*,§	3,605
163,993	BP PLC§	960,809
4,933	BP PLC, ADR	174,086
5,382	Breedon Group PLC§	22,286
8,259	British American Tobacco PLC§	274,004
1,462	British American Tobacco PLC, ADR	48,538
4,032	Britvic PLC§	43,858
414	Brooks Macdonald Group PLC§	11,367

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	United Kingdom (Continued)
83,949	BT Group PLC§	$130,611
1,635	Bunzl PLC§	62,250
4,608	Burberry Group PLC§	124,017
3,634	Burford Capital Ltd.§	44,378
1,708	Bytes Technology Group PLC§	11,438
11,474	C&C Group PLC§	18,273
40,000	Capita PLC*,§	13,935
5,216	Capricorn Energy PLC†,§	12,293
7,460	Card Factory PLC*,§	8,563
510	Carnival PLC*,§	8,527
37	Cazoo Group Ltd.*	44
21,596	Centamin PLC§	25,116
6,675	Central Asia Metals PLC§	15,283
87,282	Centrica PLC§	137,455
3,018	Chemring Group PLC§	10,865
2,609	Chesnara PLC§	8,977
577	Clarkson PLC§	21,691
2,800	Close Brothers Group PLC§	31,420
3,114	CMC Markets PLC#,§	6,092
33,791	Coats Group PLC§	29,911
1,369	Coca-Cola HBC AG*,§	40,791
5,327	Compass Group PLC§	149,013
1,286	Computacenter PLC§	37,411
16,130	ConvaTec Group PLC#,§	42,063
1,008	Cranswick PLC§	41,567
4,845	Crest Nicholson Holdings PLC§	11,615
549	Croda International PLC§	39,236
21,706	Currys PLC§	14,424
914	CVS Group PLC§	22,970
1,019	DCC PLC§	56,957
2,945	De La Rue PLC*,§	1,785
10,115	Deliveroo PLC#,*,§	14,713
6,669	DFS Furniture PLC†,§	9,147
12,494	Diageo PLC§	535,942
1,115	Diploma PLC§	42,337
20,487	Direct Line Insurance Group PLC§	35,440
1,383	DiscoverIE Group PLC†,§	14,754
3,416	Domino's Pizza Group PLC†,§	11,987
10,696	Dowlais Group PLC*,§	17,244
7,369	Dr Martens PLC§	11,448
8,912	Drax Group PLC§	65,663
22,298	DS Smith PLC§	77,242
2,804	Dunelm Group PLC§	40,024
2,569	easyJet PLC†,*,§	15,816
5,917	Ecora Resources PLC†,§	8,645
Shares		Value (Note 1)
	United Kingdom (Continued)
13,055	Elementis PLC*,§	$16,926
1,355	EMIS Group PLC§	23,585
2,131	Energean PLC§	27,799
74,403	EnQuest PLC*,§	14,087
3,847	Entain PLC§	62,476
7,801	Esken Ltd.*,§	272
5,759	Essentra PLC§	11,862
3,432	Evraz PLC*	—
4,474	Experian PLC§	171,916
1,729	FDM Group Holdings PLC†,§	12,334
5,122	Ferrexpo PLC*,§	5,823
1,189	Fevertree Drinks PLC§	18,463
20,184	Firstgroup PLC†,§	37,491
4,050	Forterra PLC#,§	8,322
3,491	Frasers Group PLC*,§	31,148
2,026	Fresnillo PLC§	15,702
1,255	Fuller Smith & Turner PLC, Class A§	9,530
2,410	Future PLC§	20,656
2,798	Galliford Try Holdings PLC§	6,924
603	Games Workshop Group PLC§	83,794
1,706	Gamma Communications PLC§	24,763
5,050	GB Group PLC§	14,688
6,960	Genel Energy PLC§	9,142
2,857	Genuit Group PLC§	10,659
100,979	Glencore PLC§	572,807
4,589	Grafton Group PLC, CDI§	45,666
14,240	Grainger PLC§	41,145
27,394	Greencore Group PLC*,§	25,431
1,534	Greggs PLC§	49,763
25,457	GSK PLC§	449,690
5,559	GSK PLC, ADR	198,123
9,789	Gulf Keystone Petroleum Ltd.†,§	14,968
4,549	Gym Group PLC†,#,*,§	5,274
8,081	Haleon PLC§	33,256
6,271	Halfords Group PLC§	17,164
2,084	Halma PLC§	60,324
4,078	Harbour Energy PLC§	11,855
5,962	Hargreaves Lansdown PLC§	61,742
21,097	Hays PLC§	27,442
1,995	Headlam Group PLC§	6,309
3,050	Helical PLC§	10,066
7,460	Helios Towers PLC*,§	8,837
3,074	Henry Boot PLC§	8,199
2,955	Hikma Pharmaceuticals PLC§	70,992
2,154	Hill & Smith PLC§	41,076

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	United Kingdom (Continued)
2,081	Hilton Food Group PLC§	$16,490
5,442	Hiscox Ltd.§	75,577
5,513	Hochschild Mining PLC†,§	4,979
3,986	Hollywood Bowl Group PLC§	12,647
9,916	Howden Joinery Group PLC§	80,959
61,234	HSBC Holdings PLC§	484,324
5,768	HSBC Holdings PLC, ADR†	228,528
3,532	Hunting PLC§	8,941
4,879	Ibstock PLC#,§	8,677
5,952	IG Group Holdings PLC§	51,159
2,877	IMI PLC§	60,119
910	Impax Asset Management Group PLC§	6,583
7,241	Imperial Brands PLC§	160,133
5,310	Inchcape PLC§	52,478
2,109	Indivior PLC*,§	48,917
6,450	Informa PLC§	59,456
3,740	IntegraFin Holdings PLC§	11,283
917	InterContinental Hotels Group PLC§	63,325
5,238	Intermediate Capital Group PLC§	91,792
10,061	International Consolidated Airlines Group SA†,*,§	20,770
10,685	International Distributions Services PLC§	29,991
4,161	International Personal Finance PLC§	5,943
1,532	Intertek Group PLC§	83,157
4,925	Investec PLC§	27,680
3,042	iomart Group PLC§	6,677
35,770	IP Group PLC§	25,746
25,606	IQE PLC†,*,§	6,909
54,481	ITV PLC§	47,422
9,541	IWG PLC*,§	16,711
26,671	J. Sainsbury PLC§	91,304
2,074	J.D. Wetherspoon PLC*,§	17,734
1,083	James Fisher & Sons PLC*,§	5,516
3,618	James Halstead PLC†,§	9,715
16,601	JD Sports Fashion PLC§	30,770
1,084	JET2 PLC§	17,147
10,403	John Wood Group PLC*,§	17,914
2,977	Johnson Matthey PLC§	66,223
7,194	Johnson Service Group PLC§	9,452
897	JTC PLC#,§	8,101
8,912	Jupiter Fund Management PLC§	12,186
239	Just Eat Takeaway.com NV#,*,§	3,667
1,909	Just Eat Takeaway.com NV†,#,*,§	29,331
Shares		Value (Note 1)
	United Kingdom (Continued)
30,973	Just Group PLC§	$30,729
1,680	Kainos Group PLC§	26,358
1,556	Keller Group PLC§	13,832
11,122	Kier Group PLC*,§	10,637
16,947	Kingfisher PLC§	49,858
4,919	Lancashire Holdings Ltd.§	36,106
9,246	Learning Technologies Group PLC§	9,746
39,847	Legal & General Group PLC§	115,510
1,556	Liontrust Asset Management PLC†,§	14,171
399,205	Lloyds Banking Group PLC§	221,308
19,935	Lloyds Banking Group PLC, ADR	43,857
733	London Stock Exchange Group PLC§	77,674
10,707	Lookers PLC§	16,293
3,033	LSL Property Services PLC§	10,783
13,116	M&G PLC§	31,930
29,336	Man Group PLC§	81,377
36,249	Marks & Spencer Group PLC*,§	88,682
1,885	Marshalls PLC§	5,759
18,395	Marston's PLC*,§	6,869
11,392	Me Group International PLC†,§	23,745
3,805	Mears Group PLC§	14,061
10,696	Melrose Industries PLC§	68,853
8,089	Mitchells & Butlers PLC*,§	20,967
24,076	Mitie Group PLC§	29,553
150	MJ Gleeson PLC§	714
10,029	Mobico Group PLC§	12,392
4,163	Mondi PLC§	63,561
14,223	Moneysupermarket.com Group PLC§	48,948
7,506	Morgan Advanced Materials PLC§	26,191
1,378	Morgan Sindall Group PLC§	32,112
765	Mortgage Advice Bureau Holdings Ltd.†,§	5,750
1,086	MP Evans Group PLC§	9,658
3,975	National Grid PLC§	52,526
1,709	National Grid PLC, ADR†	115,067
25,535	NatWest Group PLC§	78,401
12,197	NatWest Group PLC, ADR†	74,646
5,311	NCC Group PLC§	6,536
731	Next 15 Group PLC§	6,302
1,170	Next PLC§	102,747
5,427	Ninety One PLC†,§	11,610
537	NMC Health PLC*	—
6,232	Ocado Group PLC*,§	45,024
4,680	On the Beach Group PLC#,*,§	5,731
8,824	OSB Group PLC§	54,040

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	United Kingdom (Continued)
1,080	Oxford Instruments PLC§	$37,464
5,545	Pagegroup PLC§	28,276
40,396	Pan African Resources PLC§	6,460
5,714	Paragon Banking Group PLC§	38,680
1,213	PayPoint PLC§	7,446
4,475	Pearson PLC§	47,160
41,805	Pendragon PLC*,§	9,370
3,518	Pennon Group PLC§	31,812
4,117	Persimmon PLC§	53,673
4,723	Petrofac Ltd.†,*,§	4,758
10,688	Pets at Home Group PLC§	51,177
5,331	Phoenix Group Holdings PLC§	36,032
3,157	Playtech PLC*,§	23,656
2,017	Plus500 Ltd.§	37,531
1,124	Polar Capital Holdings PLC§	7,370
14,328	Premier Foods PLC§	23,214
3,998	Prudential PLC§	56,381
8,123	PureTech Health PLC*,§	22,311
5,219	PZ Cussons PLC†,§	10,760
7,065	QinetiQ Group PLC§	31,776
19,168	Quilter PLC#,§	19,300
956	Rathbones Group PLC§	22,634
12,130	Reach PLC§	10,258
3,841	Reckitt Benckiser Group PLC§	288,460
6,125	Redde Northgate PLC§	29,194
6,252	Redrow PLC§	35,042
10,683	RELX PLC§	356,154
610	RELX PLC, ADR	20,392
2,776	Renew Holdings PLC§	26,234
1,514	Renewi PLC*,§	9,901
428	Renishaw PLC§	21,208
7,633	Rentokil Initial PLC§	59,619
17,999	Restaurant Group PLC*,§	8,703
787	RHI Magnesita NV§	26,547
1,162	Ricardo PLC§	8,443
8,346	Rightmove PLC§	55,442
9,069	Rio Tinto PLC§	576,149
1,675	Robert Walters PLC†,§	8,763
48,606	Rolls-Royce Holdings PLC*,§	93,353
9,205	Rotork PLC§	35,684
3,581	RS GROUP PLC§	34,611
3,518	RWS Holdings PLC§	10,542
4,500	S4 Capital PLC*,§	7,207
3,036	Sabre Insurance Group PLC#,§	5,220
948	Saga PLC†,*,§	1,440
Shares		Value (Note 1)
	United Kingdom (Continued)
3,736	Sage Group PLC§	$43,887
2,515	Savills PLC†,§	27,247
5,215	Schroders PLC§	29,011
5,266	Senior PLC§	11,725
25,172	Serco Group PLC§	49,775
4,307	Serica Energy PLC§	11,517
11,630	Severfield PLC§	10,025
1,808	Severn Trent PLC§	58,899
41,803	Shell PLC§	1,244,625
13,481	Shell PLC, ADR	813,983
9,302	SIG PLC†,*,§	4,100
11,912	Sirius Real Estate Ltd.†,§	12,922
2,645	Smart Metering Systems PLC§	23,134
4,063	Smith & Nephew PLC§	65,560
1,470	Smiths Group PLC§	30,758
1,667	Softcat PLC§	29,974
797	Spectris PLC§	36,386
12,936	Speedy Hire PLC§	5,929
224	Spirax-Sarco Engineering PLC§	29,505
7,170	Spire Healthcare Group PLC†,#,§	19,363
10,386	Spirent Communications PLC§	21,603
2,456	SSE PLC§	57,537
11,406	SSP Group PLC*,§	36,347
2,424	St. James's Place PLC§	33,500
15,119	Standard Chartered PLC§	131,855
4,177	SThree PLC§	18,161
8,653	Synthomer PLC†,*,§	8,008
5,495	Tate & Lyle PLC§	50,743
29,846	Taylor Wimpey PLC§	38,985
1,288	TBC Bank Group PLC§	40,388
978	Telecom Plus PLC§	20,991
54,674	Tesco PLC§	172,772
25,894	THG PLC†,*,§	26,814
5,954	TI Fluid Systems PLC#,§	10,380
16,738	TP ICAP Group PLC§	32,235
5,604	Travis Perkins PLC†,§	57,998
2,958	TT Electronics PLC§	5,925
42,736	Tullow Oil PLC†,*,§	15,322
4,191	Tyman PLC§	13,639
8,646	Unilever PLC§	450,104
4,067	Unilever PLC, ADR	212,013
5,873	United Utilities Group PLC§	71,723
6,783	Vanquis Banking Group PLC§	16,450
5,245	Vesuvius PLC§	26,568
863	Victrex PLC§	15,253

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	United Kingdom (Continued)
1,057	VIDENDUM PLC§	$9,304
20,342	Virgin Money U.K. PLC§	38,685
5,863	Vistry Group PLC§	49,340
269,362	Vodafone Group PLC§	254,148
3,172	Volex PLC§	11,460
6,400	Volution Group PLC§	30,765
3,542	Watches of Switzerland Group PLC#,*,§	27,543
5,138	Watkin Jones PLC†,§	4,663
2,052	Weir Group PLC§	45,809
1,764	WH Smith PLC§	34,786
1,648	Whitbread PLC§	70,919
5,006	Wickes Group PLC§	7,814
3,672	Wincanton PLC§	11,739
4,839	WPP PLC§	50,582
930	XPS Pensions Group PLC§	2,066
Shares		Value (Note 1)
	United Kingdom (Continued)
589	Young & Co's Brewery PLC, Class A§	$8,977
		19,972,757
	United States—0.1%
1,592	ADTRAN Holdings, Inc.§	16,761
1,425	Ferguson PLC§	224,969
109	Noble Corp. PLC†,*,§	4,437
		246,167
	TOTAL COMMON STOCKS (Cost $141,875,182)	153,754,276
	AFFILIATED INVESTMENT COMPANY—28.8%
	United States—28.8%
2,928,193	DFA Emerging Markets Core Equity Portfolio, Class I‡‡ (Cost $57,434,745)	63,366,105
		Expiration Date
	WARRANTS—0.0%
	Canada—0.0%
3,390	Logan Energy Corp.*	07/31/2023	0
	TOTAL WARRANTS (Cost $51)		0
	RIGHTS—0.0%
	Austria—0.0%
1,417	S Immo AG*	08/11/2028	0
279	Strabag SE*	08/03/2028	0
332	Lenzing AG*	07/05/2023	1,935
			1,935
	Singapore—0.0%
2,796	CapitaLand India Trust Management Pte. Ltd.*,§	07/10/2023	165
	Spain—0.0%
11,033	Sacyr SA†,*	07/04/2023	988
	TOTAL RIGHTS (Cost $4,489)		3,088
	PREFERRED STOCKS—0.4%
	Germany—0.4%
666	Bayerische Motoren Werke AG, 8.22%§		75,726
608	Dr Ing hc F Porsche AG, 0.89%#,*,§		75,462
387	Draegerwerk AG & Co. KGaA, 0.43%§		18,390
120	Einhell Germany AG, 1.92%§		20,167

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares			Value (Note 1)
	Germany (Continued)
923	FUCHS PETROLUB SE, 2.96%§		$36,467
834	Henkel AG & Co. KGaA, 2.52%§		66,667
949	Jungheinrich AG, 2.03%§		34,728
917	Porsche Automobil Holding SE, 4.64%*,§		55,156
213	Sartorius AG, 0.45%§		73,043
491	Sixt SE, 8.6%§		38,416
173	STO SE & Co. KGaA, 3.25%§		28,993
2,671	Volkswagen AG, 22.62%§		358,255
			881,470
	Italy—0.0%
1,392	Danieli & C Officine Meccaniche SpA, 1.78%§		25,569
29,205	Telecom Italia SpA, 0.0%*,§		7,976
			33,545
	TOTAL PREFERRED STOCK (Cost $1,067,392)		915,015
		7-Day Yield
	SHORT-TERM INVESTMENTS—2.7%
5,905,473	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $5,905,473)††	5.14%	5,905,473
	TOTAL INVESTMENTS, AT VALUE—101.8% (Cost $206,287,332)		223,943,957
	Liabilities in Excess of Other Assets—(1.8)%		(3,889,100)
	NET ASSETS—100.0%		$220,054,857

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

†  Denotes all or a portion of security on loan. As of June 30, 2023, the market value of the securities on loan was $11,751,222 (Note 1).

††  Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $6,435,067.

§  Fair valued security—Represents fair value as measured based on the Portfolio Valuation policies specified in Note 1. As of June 30, 2023, the total value of the fair valued securities was $134,066,417.

*  Non-income producing security

#  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of securities exempt from registration under Rule 144A of the Securities Act of 1933 at June 30, 2023, amounts to approximately $3,395,126, and represents 1.54% of net assets.

‡‡  Affiliated issuer. Assets with a total aggregate market value of $63,366,105, or 28.8% of net assets, were affiliated with the Fund as of June 30, 2023 (Note 2).

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

At June 30, 2023, industry diversification of the M International Equity Fund's investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Mutual Funds	28.8%
Banks	5.9%
Oil, Gas and Consumable Fuels	5.4%
Pharmaceuticals	3.6%
Metals and Mining	3.5%
Insurance	2.9%
Machinery	2.8%
Chemicals	2.5%
Semiconductors and Semiconductor Equipment	2.1%
Food Products	2.0%
Automobiles	1.9%
Capital Markets	1.8%
Textiles, Apparel and Luxury Goods	1.8%
Consumer Staples Distribution & Retail	1.7%
Diversified Telecommunication Services	1.5%
Trading Companies and Distributors	1.5%
Professional Services	1.3%
Real Estate Management and Development	1.3%
Electronic Equipment, Instruments & Components	1.2%
Household Durables	1.2%
Construction and Engineering	1.1%
Hotels, Restaurants & Leisure	1.1%
Specialty Retail	1.1%
Automobile Components	1.0%
Electric Utilities	1.0%
Health Care Equipment and Supplies	1.0%
IT Services	1.0%
Aerospace & Defense	0.9%
Beverages	0.9%
Electrical Equipment	0.9%
Building Products	0.8%
Software	0.8%
Commercial Services & Supplies	0.7%
Ground Transportation	0.7%
Industrial Conglomerates	0.7%
Personal Care Products	0.7%
Wireless Telecommunication Services	0.7%
Air Freight and Logistics	0.6%
Financial Services	0.6%
Media	0.6%
Multi-Utilities	0.6%
Broadline Retail	0.5%

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Summary of Industry Classifications	Percentage of Net Assets
Construction Materials	0.5%
Health Care Providers and Services	0.5%
Containers and Packaging	0.4%
Entertainment	0.4%
Marine Transportation	0.4%
Energy Equipment and Services	0.3%
Gas Utilities	0.3%
Independent Power and Renewable Electricity Producers	0.3%
Leisure Equipment and Products	0.3%
Life Sciences Tools and Services	0.3%
Paper and Forest Products	0.3%
Tobacco	0.3%
Transportation Infrastructure	0.3%
Biotechnology	0.2%
Communications Equipment	0.2%
Consumer Finance	0.2%
Household Products	0.2%
Interactive Media & Services	0.2%
Passenger Airlines	0.2%
Technology Hardware, Storage & Peripherals	0.2%
Distributors	0.1%
Diversified Consumer Services	0.1%
Health Care Technology	0.1%
Water Utilities	0.1%
Short-Term Investments	2.7%
Total	101.8%

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Shares		Value (Note 1)
	COMMON STOCKS—98.5%
	Beverages—1.8%
68,500	Monster Beverage Corp.*	$3,934,640
	Biotechnology—1.6%
39,000	Neurocrine Biosciences, Inc.*	3,677,700
	Broadline Retail—5.6%
96,300	Amazon.com, Inc.*	12,553,668
	Capital Markets—1.6%
61,800	Charles Schwab Corp.	3,502,824
	Chemicals—2.1%
12,100	Linde PLC	4,611,068
	Communications Equipment—4.3%
59,175	Arista Networks, Inc.*	9,589,900
	Financial Services—16.2%
49,300	Fiserv, Inc.*	6,219,195
24,350	FleetCor Technologies, Inc.*	6,113,798
18,400	Mastercard, Inc., Class A	7,236,720
116,700	PayPal Holdings, Inc.*	7,787,391
37,000	Visa, Inc., Class A	8,786,760
		36,143,864
	Health Care Equipment and Supplies—2.5%
101,330	Boston Scientific Corp.*	5,480,940
	Interactive Media & Services—4.7%
87,850	Alphabet, Inc., Class A*	10,515,645
Shares		Value (Note 1)
	IT Services—8.3%
33,700	Accenture PLC, Class A	$10,399,146
35,800	EPAM Systems, Inc.*	8,046,050
		18,445,196
	Life Sciences Tools and Services—1.7%
7,150	Thermo Fisher Scientific, Inc.	3,730,513
	Pharmaceuticals—2.2%
67,900	AstraZeneca PLC, ADR	4,859,603
	Professional Services—2.0%
20,650	Automatic Data Processing, Inc.	4,538,663
	Semiconductors and Semiconductor Equipment—16.6%
12,800	ASML Holding NV, Registered	9,276,800
37,400	Entegris, Inc.	4,144,668
34,950	NVIDIA Corp.	14,784,549
32,100	SolarEdge Technologies, Inc.*	8,636,505
		36,842,522
	Software—27.3%
24,650	Adobe, Inc.*	12,053,603
42,600	Autodesk, Inc.*	8,716,386
22,700	Intuit, Inc.	10,400,913
86,520	Microsoft Corp.	29,463,522
		60,634,424
	TOTAL COMMON STOCKS (Cost $162,778,457)	219,061,170
TOTAL INVESTMENTS, AT VALUE—98.5% (Cost $162,778,457)	219,061,170
Other Assets in Excess of Liabilities—1.5%	3,383,877
NET ASSETS—100.0%	$222,445,047

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

*  Non-income producing security

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

At June 30, 2023, industry sector diversification of the M Large Cap Growth Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	56.5%
Financials	17.8%
Health Care	8.0%
Consumer Discretionary	5.6%
Communication Services	4.7%
Materials	2.1%
Industrials	2.0%
Consumer Staples	1.8%
Total	98.5%

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Shares		Value (Note 1)
	COMMON STOCKS—98.6%
	Aerospace & Defense—0.5%
73,884	Kratos Defense & Security Solutions, Inc.*	$1,059,497
	Automobile Components—4.0%
41,935	BorgWarner, Inc.	2,051,041
93,672	Dana, Inc.	1,592,424
89,121	Modine Manufacturing Co.*	2,942,775
110,960	Stoneridge, Inc.*	2,091,596
		8,677,836
	Banks—3.3%
98,173	Bancorp, Inc.*	3,205,348
94,423	First BanCorp	1,153,849
18,051	Pinnacle Financial Partners, Inc.	1,022,589
17,651	Popular, Inc.	1,068,239
9,966	Wintrust Financial Corp.	723,731
		7,173,756
	Biotechnology—3.1%
30,459	ACADIA Pharmaceuticals, Inc.*	729,493
14,392	BioMarin Pharmaceutical, Inc.*	1,247,499
21,097	Exact Sciences Corp.*	1,981,008
7,128	Halozyme Therapeutics, Inc.*	257,107
10,590	Incyte Corp.*	659,227
20,165	Natera, Inc.*	981,229
3,265	Sarepta Therapeutics, Inc.*	373,908
2,597	United Therapeutics Corp.*	573,288
		6,802,759
	Building Products—4.1%
25,889	AZEK Co., Inc.*	784,178
32,397	Builders FirstSource, Inc.*	4,405,992
11,444	Masonite International Corp.*	1,172,323
37,593	Trex Co., Inc.*	2,464,597
		8,827,090
	Capital Markets—2.2%
37,723	Carlyle Group, Inc.	1,205,250
11,405	Evercore, Inc., Class A	1,409,544
15,831	Raymond James Financial, Inc.	1,642,783
21,590	TPG, Inc.	631,723
		4,889,300
Shares		Value (Note 1)
	Chemicals—2.4%
14,511	Albemarle Corp.	$3,237,259
19,552	FMC Corp.	2,040,056
		5,277,315
	Commercial Services & Supplies—0.4%
107,366	Interface, Inc.	943,747
	Construction and Engineering—4.2%
14,152	AECOM	1,198,533
48,490	Granite Construction, Inc.	1,928,932
24,673	MasTec, Inc.*	2,910,674
15,660	Quanta Services, Inc.	3,076,407
		9,114,546
	Construction Materials—2.8%
18,115	Eagle Materials, Inc.	3,376,998
73,947	Summit Materials, Inc., Class A*	2,798,894
		6,175,892
	Consumer Finance—0.3%
37,079	Green Dot Corp., Class A*	694,860
	Containers and Packaging—0.4%
112,745	Pactiv Evergreen, Inc.	853,480
	Diversified Consumer Services—1.0%
100,823	2U, Inc.*	406,317
143,220	Perdoceo Education Corp.*	1,757,309
		2,163,626
	Diversified Telecommunication Services—0.5%
17,377	Cogent Communications Holdings, Inc.	1,169,298
	Electrical Equipment—3.8%
172,115	Array Technologies, Inc.*	3,889,799
11,348	EnerSys	1,231,485
40,743	Shoals Technologies Group, Inc., Class A*	1,041,391
84,228	Vertiv Holdings Co.	2,086,328
		8,249,003

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Electronic Equipment, Instruments & Components—6.0%
6,511	Belden, Inc.	$622,777
43,263	Coherent Corp.*	2,205,548
11,608	Fabrinet*	1,507,647
105,001	Flex Ltd.*	2,902,228
40,314	Jabil, Inc.	4,351,090
8,993	Rogers Corp.*	1,456,236
		13,045,526
	Financial Services—1.2%
46,297	NMI Holdings, Inc., Class A*	1,195,389
124,611	Paymentus Holdings, Inc., Class A*	1,315,892
		2,511,281
	Food Products—0.5%
17,698	Darling Ingredients, Inc.*	1,128,955
	Ground Transportation—2.8%
34,596	Knight-Swift Transportation Holdings, Inc.	1,922,154
49,317	RXO, Inc.*	1,118,016
50,470	XPO, Inc.*	2,977,730
		6,017,900
	Health Care Equipment and Supplies—5.2%
4,043	Align Technology, Inc.*	1,429,767
7,388	Cooper Cos., Inc.	2,832,781
15,465	Hologic, Inc.*	1,252,201
7,886	Insulet Corp.*	2,273,849
9,160	Merit Medical Systems, Inc.*	766,142
25,949	Novocure Ltd.*	1,076,884
22,711	Tandem Diabetes Care, Inc.*	557,328
48,830	Varex Imaging Corp.*	1,150,923
		11,339,875
	Hotels, Restaurants & Leisure—4.2%
26,361	Boyd Gaming Corp.	1,828,663
63,572	Caesars Entertainment, Inc.*	3,240,265
49,697	Cheesecake Factory, Inc.†	1,718,522
34,101	Planet Fitness, Inc., Class A*	2,299,771
		9,087,221
Shares		Value (Note 1)
	Industrial REITs—0.8%
78,210	LXP Industrial Trust	$762,547
25,395	STAG Industrial, Inc.	911,173
		1,673,720
	Insurance—1.5%
4,948	Everest Re Group Ltd.	1,691,523
25,199	Trupanion, Inc.†,*	495,917
16,588	WR Berkley Corp.	987,981
		3,175,421
	Interactive Media & Services—0.4%
38,492	ZoomInfo Technologies, Inc.*	977,312
	IT Services—1.6%
3,853	EPAM Systems, Inc.*	865,962
91,388	Grid Dynamics Holdings, Inc.*	845,339
3,044	MongoDB, Inc.*	1,251,053
8,020	Okta, Inc.*	556,187
		3,518,541
	Leisure Products—1.0%
110,231	Mattel, Inc.*	2,153,914
	Life Sciences Tools and Services—1.7%
38,009	Avantor, Inc.*	780,705
4,208	Charles River Laboratories International, Inc.*	884,732
19,202	QIAGEN NV*	864,666
61,604	Sotera Health Co.*	1,160,619
		3,690,722
	Machinery—1.0%
12,152	Stanley Black & Decker, Inc.	1,138,764
22,534	Symbotic, Inc.*	964,680
		2,103,444
	Marine Transportation—0.7%
18,746	Kirby Corp.*	1,442,505
	Media—1.7%
49,202	Cardlytics, Inc.†,*	310,957
111,019	Integral Ad Science Holding Corp.*	1,996,121
103,952	Magnite, Inc.*	1,418,945
		3,726,023

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Metals and Mining—4.5%
100,397	ATI, Inc.*	$4,440,559
58,410	Carpenter Technology Corp.	3,278,553
27,069	MP Materials Corp.*	619,339
35,494	Sigma Lithium Corp.*	1,430,408
		9,768,859
	Oil, Gas and Consumable Fuels—3.4%
28,119	Devon Energy Corp.	1,359,273
118,117	Navigator Holdings Ltd.*	1,536,702
211,065	Permian Resources Corp.	2,313,272
65,922	SM Energy Co.	2,085,113
		7,294,360
	Passenger Airlines—4.3%
34,810	Alaska Air Group, Inc.*	1,851,196
330,210	Azul SA, ADR†,*	4,520,575
219,251	Controladora Vuela Cia de Aviacion SAB de CV, ADR*	3,058,551
		9,430,322
	Pharmaceuticals—2.5%
22,513	Amphastar Pharmaceuticals, Inc.*	1,293,822
21,342	Catalent, Inc.*	925,389
5,235	Jazz Pharmaceuticals PLC*	648,983
38,697	Pacira BioSciences, Inc.*	1,550,589
31,144	Supernus Pharmaceuticals, Inc.*	936,189
		5,354,972
	Professional Services—3.5%
6,195	Equifax, Inc.	1,457,683
47,527	KBR, Inc.	3,092,107
207,998	Planet Labs PBC†,*	669,754
8,996	SS&C Technologies Holdings, Inc.	545,158
16,091	TransUnion	1,260,408
67,451	Upwork, Inc.*	629,992
		7,655,102
	Residential REITs—0.3%
40,030	Independence Realty Trust, Inc.	729,347
	Retail REITs—0.3%
33,288	NETSTREIT Corp.	594,857
Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment—8.1%
8,099	Ambarella, Inc.*	$677,643
30,721	MACOM Technology Solutions Holdings, Inc.*	2,013,147
8,148	MKS Instruments, Inc.	880,799
3,759	Monolithic Power Systems, Inc.	2,030,725
23,336	Qorvo, Inc.*	2,380,972
47,176	Semtech Corp.*	1,201,101
16,596	SiTime Corp.*	1,957,830
27,940	Ultra Clean Holdings, Inc.*	1,074,573
14,741	Universal Display Corp.	2,124,620
58,824	Wolfspeed, Inc.*	3,270,026
		17,611,436
	Software—2.5%
12,077	CommVault Systems, Inc.*	877,032
19,569	Envestnet, Inc.*	1,161,420
12,164	Guidewire Software, Inc.*	925,437
1,974	HubSpot, Inc.*	1,050,345
5,815	Workiva, Inc.*	591,153
81,910	Zuora, Inc., Class A*	898,553
		5,503,940
	Specialty Retail—1.2%
30,108	Chewy, Inc., Class A*	1,188,363
122,650	Leslie's, Inc.*	1,151,683
21,458	Victoria's Secret & Co.*	374,013
		2,714,059
	Technology Hardware, Storage & Peripherals—0.3%
37,191	Stratasys Ltd.*	660,512
	Trading Companies and Distributors—4.4%
44,889	Beacon Roofing Supply, Inc.*	3,724,889
76,490	FTAI Aviation Ltd.	2,421,674
348,457	MRC Global, Inc.*	3,508,962
		9,655,525
	TOTAL COMMON STOCKS (Cost $159,920,908)	214,637,656

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		7-Day Yield	Value (Note 1)
	SHORT-TERM INVESTMENTS—0.8%
1,838,804	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,838,804)††	5.14%	$1,838,804
	TOTAL INVESTMENTS, AT VALUE—99.4% (Cost $161,759,712)		216,476,460
	Other Assets in Excess of Liabilities—0.6%		1,216,160
	NET ASSETS—100.0%		$217,692,620

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

*  Non-income producing security

†  Denotes all or a portion of security on loan. As of June 30, 2023, the market value of the securities on loan was $2,398,064 (Note 1).

††  Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $654,951.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

At June 30, 2023, industry sector diversification of the M Capital Appreciation Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Industrials	29.6%
Information Technology	18.5%
Health Care	12.5%
Consumer Discretionary	11.4%
Materials	10.1%
Financials	8.5%
Energy	3.4%
Communication Services	2.7%
Real Estate	1.4%
Consumer Staples	0.5%
Short-Term Investments	0.8%
Total	99.4%

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Shares		Value (Note 1)
	COMMON STOCKS—97.8%
	Aerospace & Defense—1.7%
2,600	General Dynamics Corp.	$559,390
500	Huntington Ingalls Industries, Inc.	113,800
2,900	Lockheed Martin Corp.	1,335,102
3,800	Textron, Inc.	256,994
		2,265,286
	Air Freight and Logistics—2.4%
1,700	C.H. Robinson Worldwide, Inc.	160,395
2,200	Expeditors International of Washington, Inc.	266,486
3,500	FedEx Corp.	867,650
10,300	United Parcel Service, Inc., Class B	1,846,275
		3,140,806
	Automobile Components—0.2%
3,300	BorgWarner, Inc.	161,403
800	Lear Corp.	114,840
		276,243
	Automobiles—1.4%
67,700	Ford Motor Co.	1,024,301
20,000	General Motors Co.	771,200
		1,795,501
	Banks—8.0%
115,800	Bank of America Corp.	3,322,302
900	BOK Financial Corp.	72,702
18,300	Citigroup, Inc.	842,532
41,200	JPMorgan Chase & Co.	5,992,128
13,100	Regions Financial Corp.	233,442
		10,463,106
	Beverages—0.1%
2,799	Molson Coors Beverage Co., Class B	184,286
	Biotechnology—5.8%
24,800	AbbVie, Inc.	3,341,304
7,500	Amgen, Inc.	1,665,150
1,700	Biogen, Inc.*	484,245
17,600	Gilead Sciences, Inc.	1,356,432
5,400	Moderna, Inc.*	656,100
		7,503,231
	Building Products—0.7%
2,100	Builders FirstSource, Inc.*	285,600
1,800	Fortune Brands Innovations, Inc.	129,510
Shares		Value (Note 1)
	Building Products (Continued)
4,500	Masco Corp.	$258,210
1,800	Owens Corning	234,900
		908,220
	Capital Markets—4.4%
1,500	Ameriprise Financial, Inc.	498,240
11,800	Bank of New York Mellon Corp.	525,336
4,800	Goldman Sachs Group, Inc.	1,548,192
6,400	Invesco Ltd.	107,584
3,500	Jefferies Financial Group, Inc.	116,095
900	LPL Financial Holdings, Inc.	195,687
23,800	Morgan Stanley	2,032,520
4,900	State Street Corp.	358,582
1,000	Stifel Financial Corp.	59,670
3,000	T. Rowe Price Group, Inc.	336,060
		5,777,966
	Chemicals—1.0%
9,600	Dow, Inc.	511,296
1,600	Eastman Chemical Co.	133,952
1,500	FMC Corp.	156,510
4,585	LyondellBasell Industries NV, Class A	421,041
1,950	Olin Corp.	100,210
		1,323,009
	Communications Equipment—2.3%
57,800	Cisco Systems, Inc.	2,990,572
	Consumer Finance—2.2%
10,300	American Express Co.	1,794,260
4,400	Capital One Financial Corp.	481,228
3,800	Discover Financial Services	444,030
6,200	Synchrony Financial	210,304
		2,929,822
	Consumer Staples Distribution & Retail—0.6%
10,100	Kroger Co.	474,700
11,300	Walgreens Boots Alliance, Inc.	321,937
		796,637
	Containers and Packaging—0.8%
27,200	Amcor PLC	271,456
1,700	Berry Global Group, Inc.	109,378
2,300	Crown Holdings, Inc.	199,801
4,300	Graphic Packaging Holding Co.	103,329

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Containers and Packaging (Continued)
4,000	International Paper Co.	$127,240
1,500	Packaging Corp. of America	198,240
1,300	Sonoco Products Co.	76,726
		1,086,170
	Distributors—0.2%
5,300	LKQ Corp.	308,831
	Diversified Consumer Services—0.2%
3,000	Service Corp. International	193,770
	Diversified Telecommunication Services—1.2%
100,200	AT&T, Inc.	1,598,190
	Electric Utilities—2.4%
3,300	Alliant Energy Corp.	173,184
10,500	Duke Energy Corp.	942,270
4,800	Edison International	333,360
3,100	Evergy, Inc.	181,102
4,300	Eversource Energy	304,956
16,900	Exelon Corp.	688,506
2,852	OGE Energy Corp.	102,415
1,549	Pinnacle West Capital Corp.	126,182
10,400	PPL Corp.	275,184
		3,127,159
	Electrical Equipment—0.2%
800	Regal Rexnord Corp.	123,120
2,100	Sensata Technologies Holding PLC	94,479
		217,599
	Electronic Equipment, Instruments & Components—0.8%
1,200	Arrow Electronics, Inc.*	171,876
11,900	Corning, Inc.	416,976
2,500	Jabil, Inc.	269,825
1,300	TD SYNNEX Corp.	122,200
		980,877
	Energy Equipment and Services—0.3%
10,400	Halliburton Co.	343,096
3,000	NOV, Inc.	48,120
		391,216
	Financial Services—1.3%
5,800	Equitable Holdings, Inc.	157,528
7,044	Fiserv, Inc.*	888,601
Shares		Value (Note 1)
	Financial Services (Continued)
1,000	FleetCor Technologies, Inc.*	$251,080
2,000	Global Payments, Inc.	197,040
2,000	Voya Financial, Inc.	143,420
		1,637,669
	Food Products—1.8%
9,600	Archer-Daniels-Midland Co.	725,376
1,400	Bunge Ltd.	132,090
3,400	Campbell Soup Co.	155,414
6,651	Conagra Brands, Inc.	224,272
2,200	Darling Ingredients, Inc.*	140,338
900	Ingredion, Inc.	95,355
4,300	Kellogg Co.	289,820
17,200	Kraft Heinz Co.	610,600
		2,373,265
	Ground Transportation—1.0%
400	Avis Budget Group, Inc.*	91,468
23,500	CSX Corp.	801,350
2,200	Knight-Swift Transportation Holdings, Inc.	122,232
500	Landstar System, Inc.	96,270
200	U-Haul Holding Co.†	11,064
2,500	U-Haul Holding Co.	126,675
		1,249,059
	Health Care Providers and Services—6.6%
3,500	AmerisourceBergen Corp.	673,505
3,662	Cardinal Health, Inc.	346,315
4,500	Cigna Group	1,262,700
1,000	DaVita, Inc.*	100,470
4,300	Elevance Health, Inc.	1,910,447
5,800	HCA Healthcare, Inc.	1,760,184
1,800	Henry Schein, Inc.*	145,980
1,500	Laboratory Corp. of America Holdings	361,995
2,800	McKesson Corp.	1,196,468
400	Molina Healthcare, Inc.*	120,496
2,300	Quest Diagnostics, Inc.	323,288
1,200	Tenet Healthcare Corp.*	97,656
1,500	Universal Health Services, Inc., Class B	236,655
		8,536,159
	Hotels, Restaurants & Leisure—0.1%
1,449	Boyd Gaming Corp.	100,517

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Household Durables—1.6%
6,300	DR Horton, Inc.	$766,647
4,500	Lennar Corp., Class A	563,895
50	NVR, Inc.*	317,531
4,500	PulteGroup, Inc.	349,560
800	Toll Brothers, Inc.	63,256
300	TopBuild Corp.*	79,806
		2,140,695
	Independent Power and Renewable Electricity Producers—0.1%
5,800	Vistra Corp.	152,250
	Insurance—6.1%
9,300	Aflac, Inc.	649,140
4,000	Allstate Corp.	436,160
1,000	American Financial Group, Inc.	118,750
8,400	American International Group, Inc.	483,336
5,300	Arch Capital Group Ltd.*	396,705
6,000	Chubb Ltd.	1,155,360
2,100	Cincinnati Financial Corp.	204,372
500	Everest Re Group Ltd.	170,930
3,800	Fidelity National Financial, Inc.	136,800
1,400	First American Financial Corp.	79,828
1,100	Globe Life, Inc.	120,582
4,800	Hartford Financial Services Group, Inc.	345,696
3,500	Loews Corp.	207,830
150	Markel Group, Inc.*	207,477
12,100	MetLife, Inc.	684,013
4,300	Old Republic International Corp.	108,231
400	Primerica, Inc.	79,104
3,500	Principal Financial Group, Inc.	265,440
5,300	Prudential Financial, Inc.	467,566
900	Reinsurance Group of America, Inc.	124,821
6,300	Travelers Cos., Inc.	1,094,058
2,800	Unum Group	133,560
3,750	WR Berkley Corp.	223,350
		7,893,109
	IT Services—1.5%
5,900	Cognizant Technology Solutions Corp., Class A	385,152
3,200	DXC Technology Co.*	85,504
11,300	International Business Machines Corp.	1,512,053
		1,982,709
Shares		Value (Note 1)
	Leisure Products—0.2%
1,200	Brunswick Corp.	$103,968
800	Polaris, Inc.	96,744
		200,712
	Life Sciences Tools and Services—0.1%
300	Bio-Rad Laboratories, Inc., Class A*	113,736
	Machinery—4.5%
1,050	AGCO Corp.	137,991
5,900	Caterpillar, Inc.	1,451,695
15,500	CNH Industrial NV	223,200
2,000	Cummins, Inc.	490,320
3,400	Deere & Co.	1,377,646
1,700	Dover Corp.	251,005
600	Middleby Corp.*	88,698
1,000	Oshkosh Corp.	86,590
7,322	PACCAR, Inc.	612,485
1,800	Parker-Hannifin Corp.	702,072
2,300	Pentair PLC	148,580
700	Snap-on, Inc.	201,733
800	Timken Co.	73,224
		5,845,239
	Media—2.6%
61,900	Comcast Corp., Class A	2,571,945
5,800	Fox Corp., Class A	197,200
5,500	Interpublic Group of Cos., Inc.	212,190
500	Nexstar Media Group, Inc.	83,275
3,500	Omnicom Group, Inc.	333,025
		3,397,635
	Metals and Mining—1.5%
5,900	Cleveland-Cliffs, Inc.*	98,884
6,100	Newmont Corp.	260,226
5,000	Nucor Corp.	819,900
1,000	Reliance Steel & Aluminum Co.	271,590
3,500	Steel Dynamics, Inc.	381,255
3,300	United States Steel Corp.	82,533
		1,914,388
	Multi-Utilities—1.3%
5,900	CenterPoint Energy, Inc.	171,985
4,000	Consolidated Edison, Inc.	361,600
9,100	Public Service Enterprise Group, Inc.	569,751

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Value (Note 1)
	Multi-Utilities (Continued)
4,400	Sempra Energy	$640,596
		1,743,932
	Oil, Gas and Consumable Fuels—12.7%
4,500	APA Corp.	153,765
2,800	Cheniere Energy, Inc.	426,608
21,867	Chevron Corp.	3,440,772
17,500	ConocoPhillips	1,813,175
10,100	EOG Resources, Inc.	1,155,844
53,900	Exxon Mobil Corp.	5,780,775
31,600	Kinder Morgan, Inc.	544,152
9,835	Marathon Oil Corp.	226,402
4,900	Marathon Petroleum Corp.	571,340
12,800	Occidental Petroleum Corp.	752,640
5,500	ONEOK, Inc.	339,460
1,300	PDC Energy, Inc.	92,482
5,300	Phillips 66	505,514
3,300	Range Resources Corp.	97,020
5,500	Valero Energy Corp.	645,150
		16,545,099
	Pharmaceuticals—4.3%
29,900	Bristol-Myers Squibb Co.	1,912,105
30,700	Merck & Co., Inc.	3,542,473
13,800	Viatris, Inc.	137,724
		5,592,302
	Professional Services—0.3%
200	CACI International, Inc., Class A*	68,168
1,899	Leidos Holdings, Inc.	168,024
1,200	Robert Half International, Inc.	90,264
		326,456
	Real Estate Management and Development—0.3%
4,462	CBRE Group, Inc., Class A*	360,128
600	Jones Lang LaSalle, Inc.*	93,480
		453,608
	Semiconductors and Semiconductor Equipment—5.7%
11,900	Applied Materials, Inc.	1,720,026
1,800	KLA Corp.	873,036
1,900	Lam Research Corp.	1,221,434
15,300	Micron Technology, Inc.	965,583
5,000	ON Semiconductor Corp.*	472,900
Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment (Continued)
15,800	QUALCOMM, Inc.	$1,880,832
2,200	Skyworks Solutions, Inc.	243,518
		7,377,329
	Specialty Retail—3.0%
1,200	AutoNation, Inc.*	197,532
3,100	Bath & Body Works, Inc.	116,250
3,100	Best Buy Co., Inc.	254,045
300	Lithia Motors, Inc.	91,233
12,600	Lowe's Cos., Inc.	2,843,820
300	Murphy USA, Inc.	93,333
1,100	Penske Automotive Group, Inc.	183,293
900	Williams-Sonoma, Inc.	112,626
		3,892,132
	Technology Hardware, Storage & Peripherals—1.1%
3,200	Dell Technologies, Inc., Class C	173,152
22,400	Hewlett Packard Enterprise Co.	376,320
22,400	HP, Inc.	687,904
2,700	NetApp, Inc.	206,280
		1,443,656
	Textiles, Apparel and Luxury Goods—0.2%
1,300	Levi Strauss & Co., Class A	18,759
549	Ralph Lauren Corp.	67,692
1,800	Skechers USA, Inc., Class A*	94,788
3,300	Tapestry, Inc.	141,240
		322,479
	Tobacco—2.4%
24,700	Altria Group, Inc.	1,118,910
21,100	Philip Morris International, Inc.	2,059,782
		3,178,692
	Trading Companies and Distributors—0.6%
2,400	Ferguson PLC	377,544
900	United Rentals, Inc.	400,833
		778,377
	TOTAL COMMON STOCKS (Cost $106,390,829)	127,449,701
	EXCHANGE-TRADED FUND—1.6%
12,800	iShares Russell 1000 Value ETF†	2,020,224

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Value (Note 1)
TOTAL INVESTMENTS, AT VALUE—99.4% (Cost $108,308,369)	$129,469,925
Other Assets in Excess of Liabilities—0.6%	832,010
NET ASSETS—100.0%	$130,301,935

Notes to the Schedule of Investments:

*  Non-income producing security

†  Denotes all or a portion of security on loan. As of June 30, 2023, the market value of the securities on loan was $1,705,258 (Note 1)

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

At June 30, 2023, industry sector diversification of the M Large Cap Value Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	23.6%
Health Care	16.7%
Energy	13.0%
Information Technology	11.3%
Industrials	11.3%
Consumer Discretionary	7.1%
Consumer Staples	5.0%
Utilities	3.9%
Communication Services	3.8%
Materials	3.3%
Real Estate	0.4%
Total	99.4%

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2023

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Assets:
Investments, at value (Note 1)*/**—see accompanying Schedule of Investments	$160,577,852	$219,061,170	$216,476,460	$129,469,925
Affiliated investment company, at value (Note 1)***—see accompanying Schedule of Investments	63,366,105	—	—	—
Cash (Note 1)	652,464	3,920,112	3,893,307	1,042,587
Cash denominated in foreign currencies****	633,599	—	—	—
Receivable from:
Securities sold*****	237,999	—	216,827	4,715,233
Capital stock subscriptions	43,953	33,084	19,098	103,878
Dividends and interest	1,395,194	33,096	113,997	153,817
Prepaid expenses	23,258	21,981	21,052	14,724
Total assets	226,930,424	223,069,443	220,740,741	135,500,164
Liabilities:
Payable for:
Securities purchased	653,667	367,828	926,960	5,060,380
Investment Adviser, net (Note 2)	48,801	105,320	139,249	44,899
Capital stock redemptions	19,190	29,955	27,661	4,392
Payable upon return of securities loaned (Note 1)	5,905,473	—	1,838,804	—
Accrued expenses and other liabilities	248,436	121,293	115,447	88,558
Total liabilities	6,875,567	624,396	3,048,121	5,198,229
Net assets	$220,054,857	$222,445,047	$217,692,620	$130,301,935
Net assets consist of:
Paid-in capital	$263,026,200	$151,086,558	$158,966,652	$109,214,100
Total distributable earnings (loss)	(42,971,343)	71,358,489	58,725,968	21,087,835
Net assets	$220,054,857	$222,445,047	$217,692,620	$130,301,935
Shares outstanding#	16,760,199	8,272,449	8,781,125	9,283,526
Net asset value, offering price and redemption price per share	$13.13	$26.89	$24.79	$14.04
* Cost of investments	$148,852,587	$162,778,457	$161,759,712	$108,308,369
** Includes securities on loan with market values of	$11,751,222	$—	$2,398,064	$1,705,258
*** Cost of affiliated investment	$57,434,745	$—	$—	$—
**** Cost of cash denominated in foreign currencies	$633,381	$—	$—	$—
***** Spot contracts appreciation	$77	$—	$—	$—

  #  The number of authorized shares with a par value of $0.001 per share, for each of the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund is 100,000,000.
The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended June 30, 2023

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Investment income:
Dividends-Unaffiliated*	$3,929,805	$590,641	$727,093	$1,874,022
Dividends-Affiliated	76,544	—	—	—
Securities lending income	26,263	—	29,088	131
Total investment income	4,032,612	590,641	756,181	1,874,153
Expenses:
Investment advisory fee (Note 2)	341,304	621,717	846,165	279,114
Custody, fund accounting, transfer agent and administration fees	215,536	103,293	102,561	81,160
Professional fees	49,377	20,907	19,456	16,553
Directors' fees and expenses	22,030	25,054	20,998	12,251
Compliance expenses	12,871	13,024	12,377	7,990
Printing and shareholder reporting	6,195	6,082	5,801	3,850
Other	26,044	25,443	24,097	16,506
Total expenses	673,357	815,520	1,031,455	417,424
Less: Expenses waived/reimbursed by the Adviser (Note 2)	(61,944)	—	—	—
Net expenses	611,413	815,520	1,031,455	417,424
Net investment income (loss)	3,421,199	(224,879)	(275,274)	1,456,729
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated investment transactions	2,638,485	15,300,655	5,399,524	(978,514)
Affiliated investment transactions	(675,154)	—	—	—
Foreign currency transactions	(25,932)	—	—	—
Net realized gain (loss)	1,937,399	15,300,655	5,399,524	(978,514)
Net change in unrealized appreciation on:
Unaffiliated investments	8,107,974	18,179,560	28,993,065	436,536
Affiliated investments	5,079,135	—	—	—
Foreign currency translation	11,766	—	—	—
Net change in unrealized appreciation	13,198,875	18,179,560	28,993,065	436,536
Net realized and unrealized gain (loss)	15,136,274	33,480,215	34,392,589	(541,978)
Net increase in net assets resulting from operations	$18,557,473	$33,255,336	$34,117,315	$914,751
* Net of foreign taxes withheld of:	$373,556	$5,914	$5,079	$—

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$3,421,199	$6,233,608	$(224,879)	$(414,686)
Net realized gain on investments and foreign currency transactions	1,937,399	3,317,214	15,300,655	11,718,001
Net change in unrealized appreciation (depreciation) on investments and foreign currency	13,198,875	(44,502,720)	18,179,560	(80,020,780)
Net increase (decrease) in net assets resulting from operations	18,557,473	(34,951,898)	33,255,336	(68,717,465)
Distributions to shareholders	(244,126)	(5,758,465)	(1,687,140)	(16,765,613)
Total distributions to shareholders	(244,126)	(5,758,465)	(1,687,140)	(16,765,613)
Fund share transactions (Note 4):
Proceeds from shares sold	12,289,305	24,752,434	6,929,845	17,265,274
Net asset value of shares issued on reinvestment of distributions	244,126	5,758,465	1,687,140	16,765,613
Cost of shares repurchased	(17,420,077)	(26,893,171)	(18,984,587)	(20,388,782)
Net increase (decrease) in net assets resulting from Fund share transactions	(4,886,646)	3,617,728	(10,367,602)	13,642,105
Total change in net assets	13,426,701	(37,092,635)	21,200,594	(71,840,973)
Net assets:
Beginning of period	206,628,156	243,720,791	201,244,453	273,085,426
End of period	$220,054,857	$206,628,156	$222,445,047	$201,244,453

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(275,274)	$(674,004)	$1,456,729	$2,701,500
Net realized gain (loss) on investments and foreign currency transactions	5,399,524	13,168,890	(978,515)	6,620,475
Net change in unrealized appreciation (depreciation) on investments and foreign currency	28,993,065	(54,691,157)	436,536	(11,546,143)
Net increase (decrease) in net assets resulting from operations	34,117,315	(42,196,271)	914,750	(2,224,168)
Distributions to shareholders	(1,818,216)	(16,315,676)	(1,988,119)	(8,800,255)
Total distributions to shareholders	(1,818,216)	(16,315,676)	(1,988,119)	(8,800,255)
Fund share transactions (Note 4):
Proceeds from shares sold	6,932,599	10,439,054	7,935,929	14,697,091
Net asset value of shares issued on reinvestment of distributions	1,818,216	16,315,676	1,988,119	8,800,255
Cost of shares repurchased	(11,387,378)	(12,970,943)	(10,504,805)	(15,522,899)
Net increase (decrease) in net assets resulting from Fund share transactions	(2,636,563)	13,783,787	(580,757)	7,974,447
Total change in net assets	29,662,536	(44,728,160)	(1,654,126)	(3,049,976)
Net assets:
Beginning of period	188,030,084	232,758,244	131,956,061	135,006,037
End of period	$217,692,620	$188,030,084	$130,301,935	$131,956,061

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M International Equity Fund
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value, beginning of period	$12.06		$14.45	$13.33	$12.42	$10.60	$13.58
Income from investment operations:
Net investment income‡	0.20		0.37	0.32	0.20	0.27	0.19
Net realized and unrealized gain (loss) on investments	0.88		(2.41)	1.15	0.90	1.88	(2.99)
Total from investment operations	1.08		(2.04)	1.47	1.10	2.15	(2.80)
Less distributions to shareholders:
From net investment income	(0.01)		(0.35)	(0.35)	(0.19)	(0.30)	(0.18)
From return of capital	—		—	(0.00)†	—	(0.03)	—
Total distributions	(0.01)		(0.35)	(0.35)	(0.19)	(0.33)	(0.18)
Net asset value, end of period	$13.13		$12.06	$14.45	$13.33	$12.42	$10.60
Total Return+	8.99	%*	(14.16)%	11.05%	8.90%	20.32%	(20.57)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$220,055		$206,628	$243,721	$209,926	$195,973	$169,923
Net expenses to average daily net assets•	0.57	%**	0.56%	0.57%	0.62%	0.63%	0.92%
Net investment income to average daily net assets•	3.17	%**	2.89%	2.20%	1.77%	2.34%	1.50%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses•	0.62	%**	0.63%	0.58%	0.65%	0.68%	0.98%
Net investment income•	3.11	%**	2.82%	2.19%	1.74%	2.30%	1.43%
Portfolio turnover rate	11%		18%	9%	10%	13%	117%?

‡  Calculation based on average shares outstanding.

†  Represents amounts less than $0.005 per share.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

•  In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying fund in which it invests. Such indirect expenses are not included in the above expense ratios.

?  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Growth Fund
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value, beginning of period	$23.19		$33.87	$33.48	$29.33	$22.85	$27.01
Income from investment operations:
Net investment loss‡	(0.03)		(0.05)	(0.14)	(0.12)	(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments	3.94		(8.58)	7.32	8.46	8.31	(1.12)
Total from investment operations	3.91		(8.63)	7.18	8.34	8.24	(1.15)
Less distributions to shareholders:
From net realized capital gains	(0.21)		(2.05)	(6.79)	(4.19)	(1.76)	(3.01)
Net asset value, end of period	$26.89		$23.19	$33.87	$33.48	$29.33	$22.85
Total Return+	16.83	%*	(25.41)%	21.49%	28.89%	36.09%	(4.95)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$222,445		$201,244	$273,085	$236,022	$210,615	$168,222
Net expenses to average daily net assets	0.77	%**	0.76%	0.75%	0.78%	0.77%	0.75%
Net investment loss to average daily net assets	(0.21	)%**	(0.19)%	(0.37)%	(0.38)%	(0.25)%	(0.11)%
Portfolio turnover rate	20%		37%	32%	31%	22%	34%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Capital Appreciation Fund
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value, beginning of period	$21.14		$28.30	$28.77	$25.05	$21.14	$31.24
Income from investment operations:
Net investment loss‡	(0.03)		(0.08)	(0.15)	(0.04)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	3.89		(5.11)	5.24	4.35	6.11	(4.23)
Total from investment operations	3.86		(5.19)	5.09	4.31	6.07	(4.28)
Less distributions to shareholders:
From net investment income	—		—	—	—	—	(0.09)
From net realized capital gains	(0.21)		(1.97)	(5.56)	(0.59)	(2.16)	(5.73)
Total distributions	(0.21)		(1.97)	(5.56)	(0.59)	(2.16)	(5.82)
Net asset value, end of period	$24.79		$21.14	$28.30	$28.77	$25.05	$21.14
Total Return+	18.27	%*	(18.14)%	17.74%	17.73%	28.85%	(14.15)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$217,693		$188,030	$232,758	$214,291	$181,375	$156,007
Net expenses to average daily net assets	1.03	%**	1.05%	1.04%	1.10%	1.10%	1.07%
Net investment loss to average daily net assets	(0.27	)%**	(0.34)%	(0.46)%	(0.19)%	(0.15)%	(0.15)%
Portfolio turnover rate	17%		27%	38%	32%	20%	26%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Value Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value, beginning of period	$14.15	$15.39	$12.02	$12.80	$11.06	$13.93
Income from investment operations:
Net investment income‡	0.16	0.31	0.24	0.23	0.22	0.20
Net realized and unrealized gain (loss) on investments	(0.05)	(0.55)	3.37	(0.66)	2.16	(1.88)
Total from investment operations	0.11	(0.24)	3.61	(0.43)	2.38	(1.68)
Less distributions to shareholders:
From net investment income	—	(0.31)	(0.24)	(0.22)	(0.22)	(0.20)
From net realized capital gains	(0.22)	(0.69)	—	(0.13)	(0.42)	(0.99)
Total distributions	(0.22)	(1.00)	(0.24)	(0.35)	(0.64)	(1.19)
Net asset value, end of period	$14.04	$14.15	$15.39	$12.02	$12.80	$11.06
Total Return+	0.77%*	(1.45)%	30.01%	(3.16)%	21.52%	(12.07)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$130,302	$131,956	$135,006	$97,885	$99,890	$85,437
Net expenses to average daily net assets	0.64%**	0.63%	0.65%	0.68%	0.68%	0.64%
Net investment income to average daily net assets	2.24%**	2.08%	1.67%	2.09%	1.73%	1.47%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	N/A	N/A	N/A	0.72%	0.69%	0.66%
Net investment income	N/A	N/A	N/A	2.06%	1.72%	1.45%
Portfolio turnover rate	24%	48%	61%	157%?	107%	82%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

?  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

M Fund, Inc. (the "Corporation") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2023, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a "Fund" or collectively the "Funds"), each of which is a separate mutual fund.

The Corporation offers shares of the Funds to certain insurance company separate accounts, which serve as the underlying funding vehicles for certain variable annuity and variable life insurance policies. These annuities and insurance policies are offered primarily by members of M Financial Holdings Incorporated ("M Financial Group") and are issued by certain life insurance companies.

M International Equity Fund

To achieve the Fund's investment objective, Dimensional Fund Advisors LP ("Dimensional") implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Fund's design emphasizes long-term drivers of expected returns identified by Dimensional's research, while balancing risk through broad diversification across companies and sectors. Dimensional's portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Fund is designed to provide exposure to a broad and diverse group of securities of non-U.S. companies in countries with developed and emerging markets. The Fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the Non-U.S. Universe. For purposes of the Fund, Dimensional defines the Non-U.S. Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the Non-U.S. Universe it represents) of non-U.S. companies in developed and emerging markets that have been authorized for investment as approved markets by Dimensional's Investment Committee. The Fund may pursue its investment objective by investing its assets directly and/or indirectly in the Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc. (the "Underlying Fund"). The Underlying Fund is designed to purchase a broad and diverse group of securities associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development). The Underlying Fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price, and higher profitability companies. As of the date of this Semi-Annual Report, it is anticipated that a significant portion of the Fund's assets will be invested indirectly through the Underlying Fund.

The Fund's increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Fund's assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the Non-U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, Dimensional may consider additional factors such as price-to-cash flow or price-to-earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria Dimensional uses for assessing relative price and profitability are subject to change from time to time.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Dimensional may also increase or reduce the Fund's exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company's price momentum and investment characteristics. In assessing a company's investment characteristics, Dimensional considers ratios such as recent changes in assets divided by total assets. The criteria Dimensional uses for assessing a company's investment characteristics are subject to change from time to time. In addition, Dimensional seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Fund will normally invest at least 80% of its total assets in equity securities of issuers located in at least three countries other than the United States. These countries may include, but are not limited to, the nations of Western Europe, North and South America, Australia, Africa and Asia. This strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice. The Fund may invest up to 40% of its total assets in emerging markets. The Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The Fund may also purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Fund. Because many of the Fund's investments may be denominated in foreign currencies, the Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

M Large Cap Growth Fund

M Large Cap Growth Fund will normally invest at least 80% of its total assets in domestic equity securities of U.S. large capitalization securities. Domestic equity securities, as determined by DSM Capital Partners LLC ("DSM"), the Fund's sub-adviser, in its discretion, include, but are not limited to common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. Shares of foreign domiciled issuers that primarily trade on a U.S. exchange are generally considered by DSM to be domestic equity securities. Also, as determined by DSM, issuers that issue domestic equity securities may be domiciled and/or headquartered anywhere in the world. The Fund may generally invest up to 20% of its assets in equity securities of foreign issuers, including American Depositary Receipts and similar securities. DSM defines "large cap" as capitalizations of $10 billion or more. The Fund will generally contain 25 to 35 equity securities.

This strategy to invest at least 80% of its total assets in domestic equity securities of U.S. large capitalization securities is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice.

DSM uses a "bottom-up," idea-driven approach and focuses on a long-term (e.g., three-year minimum) investment horizon.

DSM seeks to invest in growing businesses with solid fundamentals, attractive profitability and successful management. Candidate companies will typically have projected revenue and earnings growth in excess of 10% and will often have higher returns on equity and assets than average S&P 500 companies. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals, all as determined by DSM.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

In its stock valuation work, DSM focuses primarily on P/E ratios. P/E is the ratio of a company's share price to its per-share earnings. DSM will generally only buy a stock that it believes has a forward four-quarter P/E ratio that will rise over the next three years. To accomplish this, a target P/E ratio that DSM believes is reasonable and rational and is reflective of a fair valued stock three years from now is selected. DSM will typically buy when the company's stock clears two hurdles: 1. it must have attractive fundamental business characteristics that translate into a reasonably predictable and growing stream of earnings and 2. it must have a P/E on forward four quarters earnings that is normally 8% to 10% below the target P/E three years from the calculation point. In order to determine a target P/E, DSM takes into consideration a number of qualitative and quantitative factors. Among the qualitative factors are barriers to entry, number of competitors, economic cyclicality, customer loyalty, price competition, global reach, government involvement and management quality. Among the quantitative factors are historic revenue and EPS growth, projected revenue and EPS growth, margins, return on assets, return on equity, capital expenditures relative to net income and the historic range of P/E over the last five years. Once a target P/E has been agreed upon, it may occasionally be adjusted. Additionally, Environmental, Social, and Governance ("ESG") is an important part of DSM's investment process and is fully integrated into its stock selection, monitoring, and selling processes. DSM assigns a proprietary ESG score to every company that it researches. Scores range from 0 to 10 (with 10 being the best), and DSM utilizes MSCI's ESG Controversies as a starting point to make adjustments to ESG scores across five key categories: environment, customers, human rights / community, labor rights / supply chain, and governance. These categories are then broken down further into over 20 subcategories. Each Analyst/Portfolio Manager at DSM completes in-depth research on ESG issues impacting a company and assigns scores using a consistent in-house methodology. DSM stores all ESG communications and developments in centralized folders so that companies' ESG histories and DSM's ESG activities are available to all Analyst/Portfolio Managers. In addition to weekly updates from MSCI, DSM's investment team utilizes in-depth ongoing monitoring to identify ESG issues not fully captured by MSCI.

ESG scores are included in DSM's internal summaries and have an impact on DSM's investment decisions. ESG considerations and the implementation of ESG scores and in-house research have both kept DSM from investing in certain companies and have led to DSM selling portfolio holdings.

M Capital Appreciation Fund

M Capital Appreciation Fund principally invests in common stock of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalizations of those companies found in the Russell 2500® Index. As of June 30, 2023, the market capitalization range of companies in the Russell 2500® Index was between approximately $0.71 billion and $17.77 billion. The Fund may invest up to 15% of the value of its total assets in equity securities of foreign issuers.

The Fund's sub-adviser, Frontier Capital Management Company, LLC ("Frontier") seeks long-term capital appreciation by employing a Growth-At-A-Reasonable-Price approach to identify, in its view, the best risk/reward investment ideas in the U.S. small- and mid-capitalization equity universe. Frontier purchases companies that, in its view, have above-average earnings growth potential and are available at reasonable valuations. Frontier's philosophy combines rigorous bottom-up fundamental analysis with a proven investment process.

Frontier may sell stocks for a number of reasons, including when price objectives are reached, fundamental conditions have changed so that future earnings progress is likely to be adversely affected, or a stock is fully invested and an

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

attractive, new opportunity causes the sale of a current holding with less appreciation potential. Frontier does not sell stocks solely on changes to a company's market capitalization.

M Large Cap Value Fund

M Large Cap Value Fund normally invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, if any, in issuers domiciled, or having their principal activities, in the United States, at the time of investment or other instruments with similar economic characteristics. In addition, the Fund normally invests at least 80% of its net assets in equity securities of large capitalization companies. Brandywine Global Investment Management, LLC ("Brandywine"), the Fund's sub-adviser, defines "large capitalization" companies as those companies with market capitalizations similar to companies in the Russell 1000® Index. As of June 30, 2023, the market capitalization range of companies in the Index was between approximately $521 million to $3.0 trillion. This strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice.

The Fund invests primarily in equity securities that, in Brandywine's opinion, are undervalued or out of favor. Brandywine invests in securities that meet its value criteria, primarily price-to-earnings, price-to-book, price momentum and share change and quality, based on both quantitative and fundamental analysis. The Fund expects to hold approximately 175-250 stocks under normal market conditions.

Brandywine bases portfolio price targets on quantitative criteria determined in its sell process. Brandywine's systems update these quantitatively determined buy and sell limits on a daily basis. Buy candidates must have a price that qualifies the stock as a value such that the price-to-earnings ratio is in the lower 40% of its universe or the price-to-book is in the lower 25% of its universe at time of purchase. Additionally, the current price compared to the price nine months ago must place it above the lower quartile of other universe stocks when ranked by nine month price momentum and the change in shares outstanding over the past year must place it below the upper quartile.

Sell candidates will have a price that when compared to earnings and book place the stock above the median on a price-to-earnings basis and above the 40th percentile on a price-to-book basis. If a stock's price declines relative to the universe such that it falls to the lower 10% of stocks as ranked on nine month price momentum or the company issues sufficient shares to rank among the top 10% largest issuers (as a percentage of shares outstanding) in the year, the holding will be a sell candidate. Additionally, a stock will be sold if the capitalization falls 20% below the minimum purchase capitalization criteria.

Brandywine may modify buy and sell trigger points and decisions only due to tracking error considerations, trading opportunities or limitations such as position, industry or sector size. Brandywine does not violate its buy and sell rules based on analyst affinity for the stock. Its investment process requires disciplined buy and sell decisions rules with carefully outlined exceptions.

If a security experiences a severe fundamental deterioration event that is not captured in the price change, share change or valuation rules, Brandywine will initiate a sell. The rank order of the most common occurrences are price momentum, valuation expansion into the sell range, share issuance or fundamental deterioration.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

Use of Estimates

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange (other than the National Association of Securities Dealers Automated Quotation System "NASDAQ") are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange (other than NASDAQ) are valued at the most recent bid price. Equity securities and other similar investments traded on NASDAQ are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 0.5%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund's NAV. Over-the-counter securities are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less). Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the fair value hierarchy.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments;

•  Level 2—quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3—significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of June 30, 2023, the M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund, had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

The following is a summary of the inputs used as of June 30, 2023 in valuing the M International Equity Fund investments:

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$384,844	$9,755,638	$—	$10,140,482
Austria	—	745,156	—	745,156
Belgium	31,627	1,607,590	—	1,639,217
Canada	16,838,360	—	—	16,838,360
Denmark	—	4,208,253	—	4,208,253
Finland	88,824	1,987,787	—	2,076,611
France	99,480	13,596,075	—	13,695,555
Germany	—	10,795,153	—	10,795,153
Hong Kong	—	3,369,748	—	3,369,748
Ireland	167,970	907,781	—	1,075,751
Israel	141,519	1,258,705	—	1,400,224
Italy	92,645	4,126,220	—	4,218,865
Japan	15,480	34,223,829	—	34,239,309
Netherlands	398,885	4,716,769	—	5,115,654
New Zealand	—	581,140	—	581,140
Norway	47,244	1,410,781	—	1,458,025
Portugal	—	425,894	—	425,894
Singapore	—	1,602,421	—	1,602,421
Spain	103,035	3,624,375	—	3,727,410
Sweden	—	4,432,478	—	4,432,478
Switzerland	53,984	11,695,662	—	11,749,646
United Kingdom	2,142,065	17,830,692	—	19,972,757
United States	—	246,167	—	246,167
Total Common Stocks	20,605,962	133,148,314	—	153,754,276
Affiliated Investment Company
United States	63,366,105	—	—	63,366,105
Warrants
Canada	—	—	—	—

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Rights
Austria	$—	$1,935	$—	$1,935
Singapore	—	165	—	165
Spain	—	988	—	988
Total Rights	—	3,088	—	3,088
Preferred Stocks
Germany	—	881,470	—	881,470
Italy	—	33,545	—	33,545
Total Preferred Stock	—	915,015	—	915,015
Short-Term Investments
Investments in Security Lending Collateral	—	5,905,473	—	5,905,473
Total Investments, at Value	83,972,067	139,971,890	—	223,943,957
Total	$83,972,067	$139,971,890	$—	$223,943,957

At June 30, 2023, Level 2 Common Stocks were priced using a fair value factor applied to quoted market prices.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value for the M International Equity Fund:

Investments in Securities	Balance as of December 31, 2022	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3*	Transfers out of Level 3	Balance as of June 30, 2023	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 06/30/23 for the period ended 06/30/23
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$—	$—
Rights	—	—	—	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—	$—	$—	$—

*  The Fund(s) recognize transfers between the levels as of the beginning of the period.

During the period ended June 30, 2023, financial assets with a combined market value of $0 held by M International Equity Fund transferred from Level 1 to Level 3.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

Securities Transactions, Investment Income and Expenses

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Expenses of the Corporation that can be directly attributed to a particular fund are charged to that Fund. Expenses that cannot be directly attributed are apportioned among Funds by the Corporation based on average net assets of each Fund.

Additionally, the Funds may invest in mutual funds, which are subject to management fees and other fees that may increase the costs of investing in mutual funds versus the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Funds' Statements of Operations or in the expense ratios included in the financial highlights.

Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds' securities lending agent. Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) and non-cash (U.S. Treasuries and Agencies) as collateral against the loaned securities. Cash collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102% or 105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102% or 105%.

The collateral received is recorded on a lending Fund's statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Upon an event of default under the Securities Agency Lending

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund's securities lending income, 70% of which is paid to the Fund, 30% of which is paid to the custodian as securities lending agent.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2023.

	Gross	Gross Amounts Offset in the	Net Amounts of Assets Presented in the	Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Amounts of Recognized Assets	Statement Assets and Liabilities	Statement Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
M International Equity Fund	$5,905,473	$—	$5,905,473	$—	$5,905,473	$—
M Capital Appreciation Fund	1,838,804	—	1,838,804	—	1,838,804	—

The following table presents the remaining contractual maturity of the Securities Lending Agency Agreement as of June 30, 2023.

Fund	Security Type	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
M International Equity Fund	Common Stocks	$5,905,473	$—	$—	$—	$5,905,473
M Capital Appreciation Fund	Common Stocks	1,838,804	—	—	—	1,838,804

In addition, the Funds received non-cash collateral in the form of U.S. Government obligations, which the Funds cannot sell or repledge, and accordingly are not reflected in the Schedules of Investments as follows:

Fund	Value of Securities Loaned with Non-Cash Collateral	Value of Non-Cash Collateral
M International Equity Fund	$6,098,050	$6,435,067
M Capital Appreciation Fund	638,345	654,951
M Large Cap Value Fund	1,705,258	1,743,707

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

The Funds evaluate the Funds' tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds did not have any unrecognized tax benefits as of June 30, 2023, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the six-month period ended June 30, 2023, the Funds did not incur any such interest or penalties. The Funds' tax returns are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2020 through December 2022. No examination of any of the Funds' tax filings is currently in progress.

Significant Concentrations

The Funds maintain a demand deposit in excess of Federal Deposit Insurance Company ("FDIC") Insurance limits. As a result, the Fund is exposed to credit risk in the event of insolvency or other failure of the institution to meet its obligations. The Funds manage this risk by dealing with a major financial institution and monitoring its credit worthiness.

2.  Advisory Fee and Other Transactions with Affiliates

The Corporation has entered into an investment advisory agreement (the "Advisory Agreement") with M Financial Investment Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of M Financial Group. The Advisory Agreement provides that the Funds will pay the Adviser a fee at an annual rate of the value of each Fund's average daily net assets as follows:

Fund	Total Advisory Fees
M International Equity Fund	0.15% on all assets plus (and only with
respect to Fund assets which are not invested
in a mutual fund that is advised by the Fund's
sub-adviser):
0.25% on the first $100 million
0.20% on the amounts thereafter
M Large Cap Growth Fund	0.65% on the first $50 million
0.60% on the next $50 million
0.55% on the amounts thereafter

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

Fund	Total Advisory Fees
M Capital Appreciation Fund	For the period January 1, 2023 through
April 30, 2023:
0.90% on the first $125 million
0.80% on the amounts thereafter
For the period May 1, 2023 through
June 30, 2023:
0.85% on the first $125 million
0.75% on the amounts thereafter
M Large Cap Value Fund	0.43%

Prior to May 1, 2023 and for the period May 1, 2023 to April 30, 2024, the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of a Fund's annualized average daily net assets. For the six months ended June 30, 2023, the Adviser reimbursed $61,944 of other expenses for the M International Equity Fund.

The Adviser has engaged Dimensional Fund Advisors LP, DSM Capital Partners LLC, Frontier Capital Management Company, LLC and Brandywine Global Investment Management, LLC to act as sub-advisers to provide day-to-day portfolio management for the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund, respectively.

As compensation for their services, each sub-adviser receives a fee based on the average daily net assets of the applicable Fund at the following annual rates:

Fund	Total Sub-Advisory Fees
M International Equity Fund	0.25% on the first $100 million
0.20% on the amounts thereafter
Sub-Adviser shall not receive any sub-
advisory fee for its sub-advisory services to
the M International Equity Fund with respect
to assets of the M International Equity Fund
invested in any other mutual fund advised by
the Sub-Adviser, nor shall such assets count
towards the application of the $100 million
breakpoint.
M Large Cap Growth Fund	0.50% on the first $50 million
0.45% on the next $50 million
0.40% on the amounts thereafter

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

Fund	Total Sub-Advisory Fees
M Capital Appreciation Fund	For the period January 1, 2023 through
April 30, 2023:
0.75% on the first $125 million
0.65% on the amounts thereafter.
For the period May 1, 2023 through
June 30, 2023:
0.70% on the first $125 million
0.60 % on the amounts thereafter.
M Large Cap Value Fund	0.28%

The sub-advisory fees are paid by the Adviser out of the investment advisory fees disclosed above.

M Holdings Securities, Inc. acts as distributor (the "Distributor") for each of the Funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are charged by the Distributor for its services.

The Corporation pays no compensation to its officers or Interested Directors. As of June 30, 2023, the Corporation pays each Non-Interested Director $1,500 per meeting of the Board that he or she attends. The Corporation pays each Non-Interested Director an annual retainer of $25,000. Each member of the Audit Committee and each member of the Nominating and Corporate Governance Committee receives $1,500 per meeting of the Audit Committee or Nominating and Corporate Governance Committee that he or she attends. The Chair of the Board and the Chair of the Audit Committee each receive additional annual compensation of $10,000.

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common management. The Company which is an affiliate of the M International Equity Fund as of June 30, 2023, is noted in the Fund's Schedule of Investments. During the six months ended June 30, 2023, purchases and sales transactions, income earned from investments and shares held of investment companies managed by Dimensional for the M International Equity Fund were as follows:

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized (Loss) on Sales	Change in Unrealized Appreciation	Value, End of Period	Dividend Income	Shares End of Period
DFA Emerging Markets Core Equity Portfolio	$59,098,784	$6,684,135	$(6,820,795)	$(675,154)	$5,079,135	$63,366,105	$76,544	2,928,193

The DFA Emerging Markets Core Equity Portfolio is registered under the 1940 Act as an open-end management investment company. The M International Equity Fund may redeem its investment from the DFA Emerging Markets Core Equity Portfolio at any time if the Adviser determines that it is in the best interest of the M International Equity Fund and its shareholders to do so.

The performance of the M International Equity Fund will be directly affected by the performance of the DFA Emerging Markets Core Equity Portfolio. The financial statements of the DFA Emerging Markets Core Equity

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission's website www.sec.gov and should be read in conjunction with the M International Equity Fund's financial statements. As of June 30, 2023, the percentage of M International Equity Fund net assets invested in the DFA Emerging Markets Core Equity Portfolio was 28.8%.

3.  Purchases and Sales of Securities

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2023, were as follows:

	Non-U.S. Government Securities
	Purchases	Sales
M International Equity Fund	$23,421,256	$25,829,396
M Large Cap Growth Fund	43,392,717	55,012,785
M Capital Appreciation Fund	33,943,702	39,561,432
M Large Cap Value Fund	31,582,833	32,592,429

4.  Paid-in Capital

Changes in the capital shares outstanding were as follows:

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2023	Year Ended December 31, 2022	Six Months Ended June 30, 2023	Year Ended December 31, 2022
Shares sold	952,166	1,944,037	280,863	643,755
Shares repurchased	(1,344,944)	(2,148,100)	(748,604)	(743,895)
Distributions reinvested	18,273	475,513	62,187	715,926
Net decrease	(374,505)	271,450	(405,554)	615,786
Fund Shares:
Beginning of period	17,134,704	16,863,254	8,678,003	8,062,217
End of period	16,760,199	17,134,704	8,272,449	8,678,003

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.  Paid-in Capital (Continued)

	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2023	Year Ended December 31, 2022	Six Months Ended June 30, 2023	Year Ended December 31, 2022
Shares sold	303,824	434,832	559,571	982,585
Shares repurchased	(492,381)	(544,192)	(743,221)	(1,056,014)
Distributions reinvested	74,731	778,667	142,415	627,003
Net increase (decrease)	(113,826)	669,307	(41,235)	553,574
Fund Shares:
Beginning of period	8,894,951	8,225,644	9,324,761	8,771,187
End of period	8,781,125	8,894,951	9,283,526	9,324,761

5.  Financial Instruments

Foreign Investments and Foreign Currency

Each of the Funds may invest in securities of companies that are organized under the laws of a foreign country and (i) are unlisted or listed primarily on a non-U.S. exchange; or (ii) are listed on a U.S. exchange or over-the-counter as a sponsored or unsponsored American Depositary Receipt ("foreign issuers"). M International Equity Fund may also invest in non-U.S. dollar denominated securities and securities of foreign issuers represented by European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs"). The value of all assets and liabilities expressed in foreign currencies are translated into U.S. dollars at the exchange rates captured as of twelve noon Eastern Time each business day other than market holidays or early closures. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions. M International Equity Fund does not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in market prices of securities held at year end.

Investments in non-U.S. dollar denominated securities or in the securities of foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange, and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures for such securities may be different in foreign countries and, in certain markets, on certain occasions such procedures have been unable to keep pace with the volume of securities transactions.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments (Continued)

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Funds, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment and resource self-sufficiency.

Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Funds may be exposed to currency exposure independent of their securities positions, the value of the assets of the Funds invested in foreign issuers as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. To the extent that a Fund's assets consist of investments denominated in a particular currency, the Fund is at risk of adverse developments affecting the value of such currency.

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

Additional Market Disruption Risk

In February 2022, Russia commenced a military attack on Ukraine. In response, various countries, including the U.S., issued broad-ranging sanctions on Russia and certain Russian companies and individuals. Although the hostilities between the two countries may escalate and any existing or future sanctions could have a severe adverse effect on Russia's economy, currency, companies and region, these events may negatively impact other regional and global economic markets of the World (including Europe and the United States), companies in such countries and various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the hostilities and sanctions may have a negative effect on a Fund's investments and performance beyond any direct or indirect exposure a Fund may have to Russian issuers or those of adjoining geographic regions. The sanctions and compliance with these sanctions may impair the ability of a Fund to buy, sell, hold or deliver Russian securities and/or other assets, including those listed on U.S. or other exchanges. Russia may also take retaliatory actions or countermeasures, such as cyberattacks and espionage, which may negatively impact the countries and companies in which a Fund may invest. Accordingly, there may be a heightened risk of cyberattacks by Russia in response to the sanctions. The extent and duration of the military action or future escalation of such hostilities; the extent and impact of existing and any future sanctions, market disruptions and volatility; and the

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments (Continued)

result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant negative impact on a Fund's investments as well as a Fund's performance, and the value or liquidity of certain securities held by a Fund may decline significantly. In addition, rising tensions between China and Taiwan over a forced reunification have caused concerns in the region and globally. China sees self-ruled Taiwan as a breakaway province that will eventually be part of China again. Previous efforts by China's leadership sought to bring about reunification by non-military means. In 2021, concerns escalated when China began sending military aircraft into Taiwan's air defense zone, a self-declared area where foreign aircraft are identified, monitored and controlled in the interests of Taiwan's national security. These actions have caused Taiwan and other countries to fear further escalation in the region.

Risks Related to COVID-19 Pandemic

The global outbreak of the novel coronavirus and related disease (COVID-19) continues to create significant economic and social uncertainty throughout the world and is causing significant related market volatility. In particular, travel restrictions, disruption of healthcare systems, quarantines and supply chain disruptions are having significant economic impacts. These impacts are on-going and may last for an extended period of time. The COVID-19 pandemic, other pandemics or epidemics, and local, regional or global natural or environmental disasters, wars, acts of terrorism, or similar events could have a significant adverse impact on a Fund and its investments and could result in increased volatility of a Fund's net asset value.

6.  Beneficial Interest

Shares of the Funds are owned by insurance companies through their separate accounts that are used primarily to fund variable annuity contracts and variable life insurance contracts. As of June 30, 2023, John Hancock Variable Life Insurance Co., Pacific Life Insurance Co., Pruco Life Insurance Co. of Arizona and Security Life of Denver (an indirect, wholly owned subsidiary of Voya Financial, Inc.) each owned 5% or more of the Funds' shares. John Hancock Variable Life Insurance Co. and Pacific Life Insurance Co. may each be deemed a control person of each Fund because their separate accounts hold more than 25% of the shares of each Fund.

As of June 30, 2023, the ownership of each Fund was as follows:

	Percentage of Ownership(1)
	John Hancock Variable Life Insurance Co.	Pacific Life Insurance Co.	Pruco Life Insurance Co. Of Arizona	Voya-Security Life of Denver
M International Equity Fund	39.4%	43.5%	5.6%	4.2%
M Large Cap Growth Fund	51.5%	38.2%	0.1%	1.5%
M Capital Appreciation Fund	46.6%	38.3%	1.8%	6.4%
M Large Cap Value Fund	49.6%	33.1%	6.1%	1.3%

(1)  The balance of the Funds' shares are owned by shareholders with less than 5% beneficial interest.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7.  Tax Information

As of June 30, 2023, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$208,730,229	$30,987,611	$(15,773,883)	$15,213,728
M Large Cap Growth Fund	163,386,806	66,228,427	(10,554,063)	55,674,364
M Capital Appreciation Fund	163,098,031	68,408,249	(15,029,820)	53,378,429
M Large Cap Value Fund	108,718,953	23,572,619	(2,821,647)	20,750,972

8.  Disclosure of Certain Commitments and Contingencies

In the normal course of business, the Corporation may enter into contracts and agreements that contain a variety of representations and warranties that provide general indemnifications. The maximum exposure to the Corporation under these arrangements is unknown, as it involves future claims that may be made against the Corporation that have not yet occurred. However, based on experience, the Corporation believes that the current risk of loss is remote.

9.  Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of the Funds' financial statements and have determined there is no material impact to the Funds' financial statements.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS

The Board meets on a quarterly basis to review the ongoing operations of the Corporation and the Funds (as defined below), and at each meeting, considers matters bearing on (1) the Investment Advisory Agreement (the "Advisory Agreement") between the Corporation and the Adviser, and (2) the Investment Sub-Advisory Agreements (each, a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") between the Adviser, on behalf of the M International Equity Fund, M Capital Appreciation Fund, M Large Cap Growth Fund and M Large Cap Value Fund (each, a "Fund" and collectively, the "Funds"), and Dimensional Fund Advisors LP ("Dimensional"), Frontier Capital Management Company, LLC ("Frontier"), DSM Capital LLC ("DSM") and Brandywine Global Investment Management ("Brandywine"), respectively (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"). The independent directors meet with the entire Board and hold separate executive sessions to the extent that the independent directors believe that such sessions are necessary.

At each quarterly meeting, the Board specifically reviews the investment performance of each Fund (reflecting the advisory services provided by the applicable Sub-Adviser), in both absolute terms and relative to each Fund's relevant benchmark index. The Board considers this performance in light of general economic conditions. Finally, the Board receives quarterly performance reports and Sub-Adviser evaluations from Strategic Capital Investment Advisors, Inc. ("Strategic Capital"), as summarized below.

In addition to investment performance, the quarterly reviews specifically address and consider other matters that bear upon and are part of the annual evaluation and approval, such as compliance (including code of ethics violations) matters.

These quarterly on-going reviews and monitoring form an important basis for the annual review and approval discussed below.

The Board utilizes the services of Strategic Capital to help choose and evaluate each of the Corporation's Sub-Advisers. Strategic Capital is an independent, third-party vendor that provides consulting services to institutional investors. The Adviser engages Strategic Capital primarily to evaluate existing Sub-Adviser performance and assist in searches for new sub-advisers, when necessary.

Strategic Capital provides the Board with Fund performance information quarterly. Strategic Capital also provides the Board with Sub-Adviser evaluations based upon on-going qualitative assessments and quantitative analysis. This evaluation provides the Board with an in-depth understanding of each Sub-Adviser's investment philosophy, process, capabilities and resources.

ANNUAL REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on March 17, 2023, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement and the Sub-Advisory Agreements with Dimensional, DSM, Frontier, and Brandywine. At this meeting, the Board evaluated, among other things, written information provided by the Adviser and each Sub-Adviser, as well as answers to questions posed by the Board to representatives of the Adviser (including answers provided at other Board meetings).

The Adviser and Sub-Advisers furnished information concerning a variety of aspects of the operation of the Funds including, (1) the capability of the Adviser and each Sub-Adviser to provide advisory services (including number

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

and experience of personnel, administrative systems, and financial strength); (2) the nature, extent, and quality of services to be provided by the Adviser and each Sub-Adviser; (3) the Adviser's and each Sub-Adviser's regulatory compliance history and legal proceedings; (4) the investment performance of each Fund; (5) advisory fees, considering the services provided; the costs and expenses of the Adviser or each Sub-Adviser; fees throughout the industry; the level of profit realized by the Adviser or each Sub-Adviser under the Advisory Agreements; and any collateral or "fall-out" benefits to the Adviser, each Sub-Adviser, or a Fund; (6) the extent to which economies of scale would be realized as the Corporation and the Funds grow and whether shareholders benefit from these economies of scale; and (7) each Sub-Adviser's choice of brokers and dealers for portfolio transactions and the cost for such transactions.

Below is a discussion of the information considered by the Board, as well as the Board's conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements presented to the Board for its approval at its March 17, 2023 Board meeting.

Applicable rules of the U.S. Securities and Exchange Commission ("SEC") and relevant case law instruct mutual fund directors to consider a number of specific factors in approving and re-approving Advisory and Sub-Advisory Agreements. Those rules are designed for the typical situation where the adviser or sub-adviser is the sponsor (or an affiliate of the sponsor) of the fund and therefore the relationship is not an "arms-length" one (that is, since the advisor may have a strong or undue influence over the fund, the two parties are not in equal bargaining positions). Here, however, the Corporation and the Sub-Advisers are independent of each other, and there is no other material business arrangement between them, so that there is truly an "arms-length" bargaining position. In these circumstances, the SEC permits a fund's board to view certain otherwise applicable factors as not relevant or less material with respect to such "non-sponsor advisers" (see SEC Release No. 33-8433, June 23, 2004). Here, in accordance with such SEC guidance, factors that may be irrelevant (or less material than others) include the Sub-Advisers' costs and profits. In addition, there may be few, or fewer and less significant, collateral or "fall-out" benefits for the Sub-Advisers.

The following discussion is not intended to be all-inclusive. The Board was presented with and considered a significant amount of information and a variety of factors in connection with its review of the Advisory Agreement and the Sub-Advisory Agreements. The Board did not find it practicable to, and did not, quantify or otherwise assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements. Nor did the Board identify any particular item of information or factor that was controlling. The approval determinations were made on the basis of each director's business judgment after consideration of all of the factors taken as a whole, although individual directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

1.  THE CAPABILITY OF THE ADVISER AND EACH SUB-ADVISER TO PROVIDE ADVISORY SERVICES AND THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

The Board reviewed in detail the capability of the Adviser and each Sub-Adviser to provide advisory services to the Funds under the terms of the Advisory Agreement and Sub-Advisory Agreements. The Board reviewed the personnel at the Adviser and each Sub-Adviser responsible for providing advisory and sub-advisory services to the Funds.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

The Board reviewed in detail the nature and extent of the services provided by the Adviser and Sub-Advisers under the terms of the Advisory Agreement and Sub-Advisory Agreements, and the quality of those services over the past year (and longer). The Board considered the experience of the Adviser and each Sub-Adviser as an investment manager. Regarding the Adviser, the Board noted that the Adviser has been registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1995. As of December 31, 2022, the Adviser had approximately $728 million in assets under management, all of which were assets of the Corporation. The Adviser delegates the day-to-day management of the Funds to the Sub-Advisers. The Adviser monitors the general business activity of the Sub-Advisers through a variety of quarterly and annual questionnaires and on-site compliance meetings and reports significant changes and developments to the Board at least quarterly. The Board noted that a complete description of the services provided by the Adviser and the experience of its officers was contained in its Form ADV, which was included in the Board Materials. It was noted that the Adviser's organizational chart is also included in the Board Materials. The Board concluded that the Adviser has the operational experience, capability, resources and personnel necessary to continue to manage the Funds.

M International Equity Fund

The Board noted that Dimensional was founded in 1981 and has managed the M International Equity Fund since December 12, 2018. As of December 31, 2022, Dimensional had approximately $584 billion of assets under management. The Board noted that Dimensional uses a team approach in all business aspects. In accordance with the team approach, Dimensional investment professionals make investment decisions based on guidelines, policies and procedures established by its investment committee. The Board concluded that Dimensional has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

M Large Cap Growth Fund

The Board noted that DSM was founded in 2001 and has managed the M Large Cap Growth Fund since October 2009. As of December 31, 2022, DSM had approximately $6.3 billion of assets under management. The Fund is managed by one of DSM's founders and principals, Daniel Strickberger, with the support of a team of research analysts/portfolio managers and the Adviser has direct access to DSM's principals. A complete description of the services provided by DSM and the experience of its professionals is contained in the firm's Form ADV, which was included in the Board Materials. The Board concluded that DSM has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

M Capital Appreciation Fund

The Board noted that Frontier has been registered as an investment adviser under the Advisers Act since 1981 and has managed the M Capital Appreciation Fund since its inception in January 1996. Frontier had $9.29 billion in assets under management as of December 31, 2022. The Board noted that Frontier has significant investment operations and support staff, which include a dedicated back office, compliance and marketing professionals, analysts and portfolio managers, and continues to provide high quality responsive service to MFIA's requests. A complete description of the services provided by Frontier and the experience of its professionals was contained in the firm's Form ADV, which was included in the Board Materials. The Board concluded that Frontier has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

M Large Cap Value Fund

The Board noted that Brandywine was founded in 1986 and has managed the M Large Cap Value Fund since May 2020. Brandywine sub-advises 27 other mutual funds, 26 within a different investment strategy from the M Large Cap Value Fund; the first beginning in 1998 and the most recent in 2022, and Brandywine had $55.4 billion in assets under management as of December 31, 2022. The Board noted that Brandywine uses a qualitative deselection process to eliminate companies based on certain metrics (valuation, price momentum, changes in outstanding shares) followed by a fundamental deselection process (litigation, risk, etc.) that results in a list of remaining stocks that are then weighted based on market cap and controlling overall portfolio risk. A complete description of the services provided by Brandywine and the experience of its professionals was contained in the firm's Form ADV, which was included in the Board Materials. The Board concluded that Brandywine has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

2.  REGULATORY COMPLIANCE HISTORY OF ADVISER AND SUB-ADVISERS

The Board considered the regulatory compliance history of the Adviser and each Sub-Adviser, which is reviewed quarterly by the Adviser and any material violations are brought to the attention of the Corporation's Chief Compliance Officer ("CCO") and the Board. Neither the Adviser, nor any of the Sub-Advisers had any material violations of any of their respective policies and procedures or their Codes of Ethics during the year ended December 31, 2022. Based upon information provided to it, the Board concluded that it was satisfied with the adequacy of the Adviser's and Sub-Advisers' compliance programs.

3.  THE INVESTMENT PERFORMANCE OF EACH FUND, THE ADVISER AND EACH SUB-ADVISER

The Board noted that investment performance for each Fund is primarily determined by the investment decisions of each Sub-Adviser. The Board also noted that the Adviser has the responsibility to manage each Sub-Advisory relationship and make decisions about when to recommend a change in Sub-Adviser. The Board noted MFIA's active approach to evaluating each sub-advisory relationship including meeting annually with each Sub-Adviser. The Board concluded that MFIA was appropriately managing each sub-advisory relationship.

The Board reviewed the investment performance of each Fund for the one-, three-, four-, five- and 10-year periods ended December 31, 2022 and for the period from the inception of each Fund through December 31, 2022.

M International Equity Fund

The Board considered the investment performance of M International Equity Fund while it has been managed by Dimensional. The Fund exceeded its benchmark, the MSCI AC World ex US Index, for the one-, two-, three-, and four-year periods ended December 31, 2022. The Fund lagged the benchmark for the five- and 10-year time periods ended December 31, 2022. For the five- and ten-year periods, the Fund was managed by another sub-adviser. The Board concluded that it was satisfied with Dimensional's investment performance.

M Large Cap Growth Fund

The Board considered the investment performance of M Large Cap Growth Fund while it has been managed by DSM. The Fund exceeded its benchmark, the Russell 1000 Growth Index, for the one- and- two-year periods ended

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

December 31, 2022. The Fund lagged its benchmark for the three-, four-, five-, and 10-year periods ended December 31, 2022. The Board discussed the reasons for the underperformance of the Fund and concluded that it was satisfied with DSM's investment performance.

M Capital Appreciation Fund

The Board considered the investment performance of M Capital Appreciation Fund. The Fund exceeded its benchmark, the Russell 2500 Index, for the one- and 10-year periods ended December 31, 2022. The Fund lagged its benchmark for the two-, three-, four-, and five-year periods ended December 31, 2022. The Board discussed the reasons for the underperformance of the Fund and concluded that Frontier's investment performance was adequate.

M Large Cap Value Fund

The Board considered the investment performance of M Large Cap Value Fund while it has been managed by Brandywine. The Fund exceeded its benchmark, the Russell 1000 Index, for the one-, two-, three-, and four-year periods ended December 31, 2022, but lagged the benchmark for the five- and 10-year periods ended December 31, 2022. It was noted that for the three-, four-, five-, and 10-year periods, the Fund was managed by other sub-advisers. The Board concluded that it is satisfied with Brandywine's investment performance.

4.  ADVISORY FEES PAYABLE TO THE ADVISER AND SUB-ADVISERS

The Board considered the advisory fees payable to the Adviser and Sub-Advisers. The Board noted that each Fund pays a management fee to the Adviser and the Adviser retains 0.15% of the management fee and pays the balance of the management fee to the applicable Sub-Adviser. The Board reviewed information comparing the advisory fee of each Fund to the advisory fee charged to similar funds. The Board considered the profitability of the Adviser and noted that no "fall-out" or collateral benefits were reported except the differentiation in the marketplace allowed by the relationship because M Member Firms were able to offer the Funds to their clients, while the majority of their competitors were not. The Board concluded that the management fees and the portion of the management fees retained by the Adviser were fair and reasonable.

The Board reviewed a comparison of each Fund's advisory fees to those of other funds with similar strategies.

M International Equity Fund

The Board reviewed a comparison of the Fund's advisory fees and expenses to those of other mutual funds in peer group reports presented in the Broadridge 15(c) Report. It was noted that the Fund's advisory fee and expenses both ranked in the 1st quintile of its peer group. It was also noted that the Fund's effective advisory fee in 2022 was 0.31% of average daily net assets with 0.15% retained by MFIA and 0.16% paid to Dimensional as the Sub-Adviser. It was noted that Dimensional's sub-advisory fees are 0.25% on the first $100 million of assets and 0.20% on amounts over $100 million, excluding assets invested in other Dimensional managed mutual funds. The Board noted that no "fall-out" or collateral benefits to Dimensional, MFIA or the Corporation resulting from the sub-advisory relationship were reported. It was further noted that Dimensional does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that Dimensional's fees were fair and reasonable.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

M Large Cap Growth Fund

The Board considered the advisory fees payable to DSM. The Board reviewed a comparison of the Fund's advisory fees and expenses to those of other mutual funds in peer group reports presented in the Broadridge 15(c) Report. It was noted that the Fund's advisory fee and expenses ranked in the 2nd and 3rd quintiles, respectively, of its peer group and that the sub-advisory fee DSM charges to the Fund is lower that its standard fee structure for separately managed accounts in its large cap growth strategy. The Board noted that the Fund's effective advisory fee in 2022 was 0.59% of average daily net assets with 0.15% retained by MFIA and 0.44% paid to DSM as the Sub-Adviser. It was noted that DSM's sub-advisory fees are 0.50% on the first $50 million of assets, 0.45% on the next $50 million and 0.40% thereafter. The Board reviewed DSM's financial statements. The Board noted that no "fall-out" or collateral benefits to DSM, MFIA or the Corporation resulting from the sub-advisory relationship were reported; however, DSM does engage in soft-dollar transactions on behalf of the Fund and other accounts. The Board concluded that DSM's fees were fair and reasonable.

M Capital Appreciation Fund

The Board considered the advisory fees payable to Frontier as well as the profitability to Frontier in managing the Fund. The Board reviewed a comparison of the Fund's advisory fees and expenses to those of other mutual funds in peer group reports presented in the Broadridge 15(c) Report. It was noted that the Fund's effective advisory fee in 2022 was 0.86% of average daily net assets with 0.15% retained by MFIA and 0.71% paid to Frontier as the Sub-Adviser. It was noted that Frontier's sub-advisory fees are 0.75% on the first $125 million of assets and 0.65% thereafter. It was further noted that the Fund's advisory fee and expenses ranked in the 4th and 5th quintiles of its peer group, respectively, but still falls within a reasonable range of its peers. Frontier manages approximately 12 separate accounts in the capital appreciation strategy, and all but three pay the same fee that the Fund pays. The Board noted that no "fall-out" or collateral benefits to Frontier, MFIA or the Corporation resulting from the sub-advisory relationship were reported, however, Frontier does engage in soft dollar transactions on behalf of the Fund and its other accounts. The Board concluded that Frontier's fees were fair and reasonable.

At a meeting on April 6, 2023, the Board further considered the advisory fees payable to MFIA and the sub-advisory fees payable to Frontier for managing the Fund. At that meeting the Board approved changing the advisory fee payable to MFIA from 0.90% on the first $125 million of the Fund's average daily net assets and 0.80% on amounts thereafter to 0.85% on the first $125 million of the Fund's average daily net assets and 0.75% on amounts thereafter and changing the sub-advisory fee payable to Frontier from 0.75% on the first $125 million of the Fund's average daily net assets and 0.65% on amounts thereafter to 0.70% on the first $125 million of the Fund's average daily net assets and 0.60% on amounts thereafter. It was noted that MFIA would continue to retain 0.15% of the Fund's average daily net assets. The Board concluded that MFIA's and Frontier's fees were fair and reasonable.

M Large Cap Value Fund

The Board considered the advisory fees payable to Brandywine. The Board reviewed a comparison of the Fund's advisory fees and expenses to those of other mutual funds in peer group reports presented in the Broadridge 15(c) Report. The Board noted that the Fund's effective advisory fee in 2022 was 0.43% of average daily net assets with 0.15% retained by MFIA, and 0.28% paid to Brandywine as the Sub-Adviser. It was noted that

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

the Fund's advisory fee and expenses ranked in the 1st and 2nd quintiles of its peer group, respectively. The Board noted that no "fall-out" or collateral benefits to Brandywine, MFIA or the Corporation resulting from the sub-advisory relationship were reported. The Board concluded that Brandywine's fees were fair and reasonable.

5.  THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS EACH FUND GROWS AND WHETHER SHAREHOLDERS BENEFIT FROM THESE ECONOMIES OF SCALE

The Board considered the benefit to investors of economies of scale. The Board noted that the portion of the management fee retained by the Adviser does not decrease at breakpoints, but instead remains fixed at 0.15% of the average daily net assets of each Fund. The Board noted that the sub-advisory fees payable for the M International Equity Fund, M Large Cap Growth Fund and M Capital Appreciation Fund to Dimensional, DSM and Frontier, respectively, decrease at breakpoints. The Board noted that as assets in each of the Funds increase, fixed operating costs are spread over a larger asset base resulting in a lower per share allocation of such costs. The Board concluded that these economies of scale benefit shareholders.

6.  THE OPERATING EXPENSES OF THE FUNDS

The Board considered the operating expenses of each Fund. The Board noted that in addition to the advisory fee, each Fund is also responsible for payment of a portion of the Corporation's operating expenses. The Board reviewed information from the Broadridge 15(c) Report comparing the total annual operating expenses of each Fund to the total annual operating expenses of similar funds.

The Board noted that the Adviser has contractually agreed to reimburse each Fund for operating expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) incurred by the Fund to the extent that such expenses exceed 0.25% of the Fund's average daily net assets. The Board noted that the Adviser reimbursed $151,020 in 2022, all of which was to the M International Equity Fund. The Board concluded that the Corporation's operating expenses were fair and reasonable.

7.  THE SUB-ADVISERS' PROCESS FOR SELECTION OF BROKERS AND DEALERS FOR PORTFOLIO TRANSACTIONS AND THE COST FOR SUCH TRANSACTIONS.

The Board considered the brokerage transactions on behalf of the Funds. The Board noted that the trading and execution for the Funds is handled at the Sub-Adviser level. The Board noted that the Corporation's CCO reviews each Sub-Adviser's written policies and procedures for fair-trading and best execution at least annually. The Board also noted that it is presented with quarterly reports of each Sub-Adviser's soft-dollar commission information. The Board concluded that it was satisfied with the Sub-Advisers' policies and procedures for broker selection and best execution.

The Board considered each Sub-Adviser's process for choosing brokers for each Fund.

M International Equity Fund

The Board noted that Dimensional selects brokers based on a number of stated criteria and that all brokers used by Dimensional must be approved in accordance with Dimensional's policies and procedures. Brokers are reviewed

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

and approved by Dimensional at least annually by its investment committee. The Board noted that Dimensional does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that it was satisfied with Dimensional's policies and procedures for broker selection and best execution.

M Large Cap Growth Fund

The Board considered brokerage arrangements by DSM on behalf of the Fund. It was noted that additional information regarding DSM's broker selection practices was set forth in Part 2A of the firm's Form ADV, which was included in the Board Materials. It was further noted that more information regarding DSM's 2022 soft dollar commissions was also included in the Board Materials. The Board concluded that it was satisfied with DSM's policies and procedures for broker selection and best execution.

M Capital Appreciation Fund

The Board considered brokerage arrangements by Frontier on behalf of the Fund. It was noted that additional detailed information regarding Frontier's broker selection practices was set forth in Part 2A of the firm's Form ADV, which was included in the Board Materials. It was further noted that more information regarding Frontier's 2022 soft dollar commissions was also included in the Board Materials. The Board concluded that it was satisfied with Frontier's policies and procedures for broker selection and best execution.

M Large Cap Value Fund

The Board noted that Brandywine selects brokers based on a number of stated criteria and that all brokers used by Brandywine must be approved in accordance with Brandywine's policies and procedures. Brokers are reviewed and approved by Brandywine at least annually by its investment committee. It was noted that Brandywine maintains an approved list of brokers and Senior Investment Personnel may decide to suspend trading with a broker or remove a broker from the approved list for any reason. It was further noted that more detailed information regarding Brandywine's broker selection practices was set forth in Part 2A of the firm's Form ADV, which was included in the Board Materials. It was further noted that more information regarding Brandywine's 2022 soft dollar commissions was also included in the Board Materials. The Board concluded that it was satisfied with Brandywine's policies and procedures for broker selection and best execution.

CONCLUSIONS

The Board noted that no single factor was cited as determinative to the decision of the Board. Rather, after weighing all of the considerations and conclusions discussed above, and based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board concluded that it was fair and reasonable and in the best interests of the Funds to continue the investment advisory agreement with MFIA and the sub-advisory agreements with Dimensional, DSM, Frontier, and Brandywine.

M Fund, Inc.

SUPPLEMENTAL INFORMATION (Unaudited)

Portfolio Holdings Disclosure

Disclosure of the complete holdings of each Fund is required to be made quarterly within 60 days of the end of the Fund's fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders on Form N-CSR and in Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Funds' fiscal quarter. You can find SEC filings on the SEC's website, www.sec.gov. Each Fund will also make the quarterly holdings reports available on the Corporation's website at www.mfin.com/m-funds. The holdings can be found under "Reports and Statements" within the Annual and Semi-Annual Reports and Schedule of Investments.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Corporation's proxy voting policies and procedures and the Corporation's proxy voting record for the most recent twelve-month period ending June 30 are available (1) without charge, upon request, by calling the Corporation toll-free at 1-888-736-2878; and (2) on Form N-PX on the SEC's website at www.sec.gov.

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited)

As an indirect shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only. As an indirect shareholder of a Fund, you do not incur any transactional costs, such as sales charges (loads), redemption fees or exchange fees. However, you do incur such transactional costs, as well as other fees and charges as an owner of a variable annuity contract or variable life insurance policy. If these transactional and other insurance company fees and charges were included, your costs would have been higher. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different variable annuities or variable life insurance policies.

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited) (Continued)

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During Period* (January 1, 2023 to June 30, 2023)
M International Equity Fund
Actual	$1,000.00	$1,089.90	0.57%	$2.95
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.57%	2.86
M Large Cap Growth Fund
Actual	1,000.00	1,168.30	0.77%	4.14
Hypothetical (5% return before expenses)	1,000.00	1,021.00	0.77%	3.86
M Capital Appreciation Fund
Actual	1,000.00	1,182.70	1.03%	5.57
Hypothetical (5% return before expenses)	1,000.00	1,019.70	1.03%	5.16
M Large Cap Value Fund
Actual	1,000.00	1,007.70	0.64%	3.19
Hypothetical (5% return before expenses)	1,000.00	1,021.60	0.64%	3.21

*  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days). In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying fund in which it invests. Such indirect expenses are not included in the above expense ratios.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	A schedule of investments is contained in the Registrant’s semi-annual report, which is attached to this report in response to Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (the “1934 Act”) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 13(a)(2).

(a)(3)     Not applicable to this filing.

(a)(4)     Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 13(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

By:	/s/ Erik Bjorvik
Erik Bjorvik President/Principal Executive Officer

Date:       August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Erik Bjorvik
Erik Bjorvik President/Principal Executive Officer

Date:       August 18, 2023

By:	/s/ David Lees
David Lees
Treasurer/Principal Financial and Accounting Officer

Date:       August 18, 2023